UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Opportunity Funds One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2013 to April 30, 2014

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2014
  (unaudited)

■  CREDIT SUISSE
MANAGED FUTURES STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

AFFIRMATION OF THE COMMODITY POOL OPERATOR

To the best of my knowledge and belief, the information contained in the attached financial statements for the period from November 1, 2013 to April 30, 2014, is accurate and complete.

Kenneth J. Lohsen, Managing Director
Credit Suisse Asset Management, LLC,
Commodity Pool Operator for the Credit Suisse Managed Futures Strategy Fund

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2014 (unaudited)

June 23, 2014

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Managed Futures Strategy Fund (the "Fund") for the six-months ended April 30, 2014.

Performance Summary
11/01/13 – 04/30/14

Fund & Benchmark	Performance
Class I1	-0.91%
Class A1,2	-1.10%
Class C1,2	-1.31%
Credit Suisse Managed Futures Liquid Index[3]	-0.93%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review: A challenging period for trend following strategies

The managed futures strategy performed negatively for the six-months ended April 30, 2014, as the Credit Suisse Managed Futures Liquid Index, the Fund's benchmark, returned -0.93%.

Volatility in equity markets resulted in a difficult environment for trend following strategies in Q1 2014. Additionally, rising bond prices early in the year put pressure on short fixed income positions, resulting in a shift to long exposure across geographies.

Portfolio Review and Outlook: Anticipating continued diversification benefits

For the six-months ended April 30, 2014, the Fund performed in line with the Credit Suisse Managed Futures Liquid Index.

Currency positions, such as the positions in Canadian Dollar and British Pound futures, and fixed income positions, most notably in Euro-Bund futures, were the top performance drivers for the period. A position in agriculture also produced gains in the Fund, but was offset by losses in other commodity sectors and negative performance from equities. The Hang Seng and FTSE 100 positions were the largest detractors to performance primarily due to the equity sector range-bound trading (when a security's price fluctuates between its low and high prices over a given time period rather than following a trend).

1

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Managed futures funds seek to profit from upward or downward trending markets by taking long or short positions across asset classes. We continue to believe that their unique return profile may appeal to investors searching for meaningful portfolio diversifiers that can help mitigate risk and provide uncorrelated returns.

The Credit Suisse Liquid Alternative Beta Team

Jordan Drachman, Ph.D.
Sheel Dhande

This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, commodity exposure risks, currency risk, equity exposure risk, fixed income risk, derivatives risk, exchange-traded notes risk, credit risk, foreign securities risk, interest rate risk, market risk, forwards risk, futures contracts risk, index/tracking error risk, leveraging risk, short position risk, swap agreements risk, model and style risk, portfolio turnover risk, repurchase agreements risk, speculative disclosure risk, structured note risk, subsidiary risk, U.S. government securities risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

2

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2014; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was (6.26)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was (2.27)%.

3  The Credit Suisse Managed Futures Liquid Index is currently composed of 14 futures contracts and 4 commodity indices which provide exposure to the asset classes. The Index uses a proprietary quantitative methodology to seek to identify price trends in each of the asset classes over a variety of time horizons. Components of the Index, which may change from time to time, are positioned either long or short based on the price trends within the asset classes determined using the Index's quantitative methodology. An index does not have transaction cost; investors cannot invest directly in an index.

3

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Average Annual Returns as of April 30, 20141

	1 Year	Since Inception[2]
Class I	(2.51)%	1.67%
Class A Without Sales Charge	(2.89)%	1.48%
Class A With Maximum Sales Charge	(7.95)%	(1.88)%
Class C Without CDSC	(3.30)%	0.72%
Class C With CDSC	(4.24)%	0.11%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 1.95% for Class I shares, 2.20% for Class A shares and 2.95% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements excluding interest expense are 1.70% for Class I shares, 1.95% for Class A shares and 2.70% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 1.70% of the Fund's average daily net assets for Class I shares, 1.95% of the Fund's average daily net assets for Class A shares and 2.70% of the Fund's average daily net assets for Class C shares through at least February 28, 2015.

2  Inception Date September 28, 2012.

4

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-months ended April 30, 2014.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Expenses and Value for a $1,000 Investment
for the six months ended April 30, 2014

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/13	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/14	$990.90	$989.00	$986.90
Expenses Paid per $1,000*	$8.44	$9.67	$13.35
Hypothetical 5% Fund Return
Beginning Account Value 11/01/13	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/14	$1,016.31	$1,015.08	$1,011.36
Expenses Paid per $1,000*	$8.55	$9.79	$13.51
	Class I	Class A	Class C
Annualized Expense Ratios*	1.71%	1.96%	2.71%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Sector Breakdown*

United States Agency Obligations	9.91%
Short-Term Investment[1]	90.09%
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2014.

6

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (9.0%)
$6,000	Federal Farm Credit Banks# (Cost $5,999,507)	(AA+, Aaa)	02/27/15	0.162	$6,003,996
SHORT-TERM INVESTMENT (82.3%)
54,555	State Street Bank and Trust Co. Euro Time Deposit^^ (Cost $54,555,000)		05/01/14	0.010	54,555,000
TOTAL INVESTMENTS AT VALUE (91.3%) (Cost $60,554,507)					60,558,996
OTHER ASSETS IN EXCESS OF LIABILITIES (8.7%)					5,766,572
NET ASSETS (100.0%)					$66,325,568

†  Credit ratings given by the Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. (Moody's) are unaudited.

#  Variable rate obligations — The interest rate is the rate as of April 30, 2014.

^^  Security or portion thereof held in the subsidiary (See note 1).

See Accompanying Notes to Consolidated Financial Statements.
7

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2014 (unaudited)

Assets
Investments at value (Cost $60,554,507) (Note 2)	$60,558,996
Cash	936
Cash segregated held at brokers for futures contracts and swap contracts	3,747,486
Variation margin receivable on futures contracts (Note 2)	1,862,197
Unrealized appreciation on open swap contracts (Note 2)	302,545
Receivable for fund shares sold	86,581
Interest receivable	123
Prepaid expenses and other assets	25,349
Total Assets	66,584,213
Liabilities
Advisory fee payable (Note 3)	66,927
Administrative services fee payable (Note 3)	15,063
Shareholder servicing/Distribution fee payable (Note 3)	1,941
Unrealized depreciation on open swap contracts (Note 2)	72,942
Payable for fund shares redeemed	950
Accrued expenses	100,822
Total Liabilities	258,645
Net Assets
Capital stock, $.001 par value (Note 6)	6,646
Paid-in capital (Note 6)	66,530,581
Accumulated net investment loss	(482,110)
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions	(656,695)
Net unrealized appreciation from investments, futures contracts, swap contracts and foreign currency translations	927,146
Net Assets	$66,325,568
I Shares
Net assets	$60,180,888
Shares outstanding	6,027,190
Net asset value, offering price and redemption price per share	$9.98
A Shares
Net assets	$5,068,364
Shares outstanding	509,172
Net asset value and redemption price per share	$9.95
Maximum offering price per share (net asset value/(1-5.25%))	$10.50
C Shares
Net assets	$1,076,316
Shares outstanding	109,541
Net asset value and offering price per share	$9.83

See Accompanying Notes to Consolidated Financial Statements.
8

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2014 (unaudited)

Investment Income (Note 2)
Interest	$7,947
Total investment income	7,947
Expenses
Investment advisory fees (Note 3)	288,487
Administrative services fees (Note 3)	29,573
Shareholder servicing/Distribution fees (Note 3)
Class A	7,031
Class C	5,231
Custodian fees	45,131
Legal fees	35,176
Audit and tax fees	25,667
Registration fees	23,526
Trustees' fees	17,488
Printing fees (Note 3)	10,886
Transfer agent fees (Note 3)	6,451
Interest expense (Note 4)	1,579
Insurance expense	614
Commitment fees (Note 4)	52
Miscellaneous expense	3,711
Total expenses	500,603
Less: fees waived (Note 3)	(60,305)
Net expenses	440,298
Net investment loss	(432,351)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts and Foreign Currency Related Items
Net realized gain from investments	1,116
Net realized gain from futures contracts	28,655
Net realized loss from swap contracts	(149,637)
Net realized loss from foreign currency transactions	(20,676)
Net change in unrealized appreciation (depreciation) from investments	(3,849)
Net change in unrealized appreciation (depreciation) from futures contracts	(154,327)
Net change in unrealized appreciation (depreciation) from swap contracts	148,579
Net change in unrealized appreciation (depreciation) from foreign currency translations	(9,736)
Net realized and unrealized loss from investments, futures contracts, swap contracts and foreign currency related items	(159,875)
Net decrease in net assets resulting from operations	$(592,226)

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Managed Futures Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2014 (unaudited)	For the Year Ended October 31, 2013
From Operations
Net investment loss	$(432,351)	$(448,412)
Net realized gain (loss) from investments, futures contracts, swap contracts and foreign currency transactions	(140,542)	708,236
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts and foreign currency translations	(19,333)	1,047,910
Net increase (decrease) in net assets resulting from operations	(592,226)	1,307,734
From Dividends and Distributions
Distributions from net realized gains
Class I	(873,874)	—
Class A	(160,800)	—
Class C	(30,498)	—
Net decrease in net assets resulting from dividends and distributions	(1,065,172)	—
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	36,277,752	12,058,695
Reinvestment of dividends and distributions	1,065,172	—
Net asset value of shares redeemed	(2,777,068)[1]	(1,912,635)[2]
Net increase in net assets from capital share transactions	34,565,856	10,146,060
Net increase in net assets	32,908,458	11,453,794
Net Assets
Beginning of period	33,417,110	21,963,316
End of period	$66,325,568	$33,417,110
Accumulated net investment loss	$(482,110)	$(49,759)

1  Net of $7 of redemption fees retained by the Fund.

2  Net of $524 of redemption fees retained by the Fund.

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2014	For the Year Ended October 31,
	(unaudited)	2013	2012[1]
Per share data
Net asset value, beginning of period	$10.36	$9.76	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.08)	(0.17)	(0.01)
Net gain (loss) on investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	(0.01)	0.77	(0.23)
Total from investment operations	(0.09)	0.60	(0.24)
REDEMPTION FEES	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Distributions from net realized gains	(0.29)	—	—
Total dividends and distributions	(0.29)	—	—
Net asset value, end of period	$9.98	$10.36	$9.76
Total return[4]	(0.91)%	6.15%	(2.40)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$60,181	$26,794	$21,768
Ratio of net expenses to average net assets	1.71%[5]	1.70%	1.70%[5]
Ratio of expenses to average net assets excluding interest expense	1.70%[5]	1.70%	1.70%[5]
Ratio of net investment loss to average net assets	(1.68)%[5]	(1.64)%	(1.69)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.24%[5]	1.10%	3.01%[5]
Portfolio turnover rate	—%	—%	—%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2014	For the Year Ended October 31,
	(unaudited)	2013	2012[1]
Per share data
Net asset value, beginning of period	$10.35	$9.76	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.10)	(0.20)	(0.02)
Net gain (loss) on investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	(0.01)	0.79	(0.22)
Total from investment operations	(0.11)	0.59	(0.24)
REDEMPTION FEES	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Distributions from net realized gains	(0.29)	—	—
Total dividends and distributions	(0.29)	—	—
Net asset value, end of period	$9.95	$10.35	$9.76
Total return[4]	(1.10)%	6.05%	(2.40)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$5,068	$5,824	$98
Ratio of net expenses to average net assets	1.96%[5]	1.95%	1.95%[5]
Ratio of expenses to average net assets excluding interest expense	1.95%[5]	1.95%	1.95%[5]
Ratio of net investment loss to average net assets	(1.92)%[5]	(1.90)%	(1.94)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.24%[5]	1.10%	3.01%[5]
Portfolio turnover rate	—%	—%	—%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2014	For the Year Ended October 31,
	(unaudited)	2013	2012[1]
Per share data
Net asset value, beginning of period	$10.25	$9.75	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.13)	(0.27)	(0.02)
Net gain (loss) on investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	—	0.77	(0.23)
Total from investment operations	(0.13)	0.50	(0.25)
REDEMPTION FEES	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Distributions from net realized gains	(0.29)	—	—
Total dividends and distributions	(0.29)	—	—
Net asset value, end of period	$9.83	$10.25	$9.75
Total return[4]	(1.31)%	5.13%	(2.50)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,076	$800	$98
Ratio of net expenses to average net assets	2.71%[5]	2.70%	2.70%[5]
Ratio of expenses to average net assets excluding interest expense	2.70%[5]	2.70%	2.70%[5]
Ratio of net investment loss to average net assets	(2.67)%[5]	(2.64)%	(2.70)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.24%[5]	1.10%	3.01%[5]
Portfolio turnover rate	—%	—%	—%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2014 (unaudited)

Note 1. Organization

Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve investment results that correspond to the performance (before fees and expenses) of the Credit Suisse Managed Futures Liquid Index. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse, the investment adviser to the Fund, is registered as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund seeks to achieve its investment objective by investing directly and/or indirectly through the Credit Suisse Cayman Managed Futures Strategy Fund, Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, in a combination of securities and derivative instruments. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures, as well as other types of futures, swaps and options. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total net assets in the Subsidiary. As of April 30, 2014, the Fund held $5,485,934 in the Subsidiary, representing 8.3% of the Fund's consolidated net assets. See footnotes 2G and 2H for derivatives held through the subsidiary and see Consolidated Schedule of Investments for other securities held through the subsidiary. For the six months ended April 30, 2014, the realized loss on securities held in the subsidiary was $131,034.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

14

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. The forward contracts are valued at the net of the present value and the spot rate and are generally categorized as Level 2. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment

15

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Fund's Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund's assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$6,003,996	$—	$6,003,996
Short-term Investment	—	54,555,000	—	54,555,000
Other Financial Instruments*
Futures Contracts	695,056	—	—	695,056
Swap Contracts	—	229,603	—	229,603
	$695,056	$60,788,599	$—	$61,483,655

*Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

16

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

The Fund follows Financial Accounting Standards Board ("FASB") amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended April 30, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. For the six months ended April 30, 2014, the consolidated Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Values of Derivative Instruments as of April 30, 2014

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign Exchange Contracts	Unrealized appreciation on futures contracts	$207,144	*	Unrealized depreciation on futures contracts	$271,596	*
Index Contracts	Unrealized appreciation on futures contracts	490,605	*	Unrealized depreciation on futures contracts	37,333	*
Interest Rate Contracts	Unrealized appreciation on futures contracts	306,236	*	Unrealized depreciation on futures contracts	—
Commodity Index Return Contracts	Unrealized appreciation on open swap contracts	302,545		Unrealized depreciation on open swap contracts	72,942
		$1,306,530			$381,871

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Assets and Liabilities and Notes to Consolidated Financial Statements. Only the current day's variation margin is reported within the Consolidated Statement of Assets and Liabilities.

17

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

Effect of Derivative Instruments on the Consolidated Statement of Operations

	Location	Realized Gain (Loss)	Location	Net Unrealized Appreciation (Depreciation)
Foreign Exchange Contracts	Net realized gain from futures contracts	$1,377,278	Net change in unrealized appreciation (depreciation) from futures contracts	$(280,465)
Index Contracts	Net realized loss from futures contracts	(1,456,589)	Net change in unrealized appreciation (depreciation) from futures contracts	11,811
Interest Rate Contracts	Net realized gain from futures contracts	107,966	Net change in unrealized appreciation (depreciation) from futures contracts	114,327
Commodity Index Return Contracts	Net realized loss from swap contracts	(149,637)	Net change in unrealized appreciation (depreciation) from swap contracts	148,579
		$(120,982)		$(5,748)

The notional amount of futures contracts and swap contracts at the period ended April 30, 2014 are reflected in the Notes to Consolidated Financial Statements. The notional amounts of long and short open positions of futures contracts and swap contracts at each month ended throughout the reporting period averaged approximately 235.5% and 34.6%, respectively of net assets of the consolidated Fund.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets net of related collateral held by the Fund at April 30, 2014:

Counterparty	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(c)	Net Amount of Derivative Assets
Goldman Sachs	$302,545	$(72,942)	$—	$(229,603)	$—
Exchange Traded Futures(b)	1,003,985	—	—	—	1,003,985
	$1,306,530	$(72,942)	$—	$(229,603)	$1,003,985

18

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

The following table presents by counterparty the Fund's derivative liabilities net of related collateral pledged by the Fund at April 30, 2014:

Counterparty	Gross Amounts of Liabilites Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Goldman Sachs	$72,942	$(72,942)	$—	$—	$—
Exchange Traded Futures(b)	308,929	—	—	—	308,929
	$381,871	$(72,942)	$—	$—	$308,929

(a)  Swap contracts are included.

(b)  Includes financial instruments (futures) which are not subject to a master netting arrangement, or another similar arrangement.

(c)  The actual collateral received and/or pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

19

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The IRS has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The IRS has issued private letter rulings to registered investment companies concluding that income derived from their investment in a wholly-owned subsidiary would constitute Qualifying Income to the fund. The IRS has indicated that the granting of these types of private letter rulings is currently suspended, pending further internal discussion. As a result, the Fund has not received and there can be no assurance that the IRS will grant, such a private letter ruling to the Fund. If the Fund does not request and receive such a private letter ruling, there is a risk that the IRS could assert that the income derived from the Fund's investment in the Subsidiary will not be considered Qualifying Income for purposes of the fund remaining qualified as a RIC for U.S. federal income tax purposes. If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior two fiscal years remain subject to examination by the Internal Revenue Service.

20

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At April 30, 2014, the Fund had the following open futures contracts and the amount of restricted cash held at brokers was $2,087,486:

Contract Description	Currency	Expiration Date	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
AUD Currency Futures	USD	Jun 2014	$8,062,290	$(10,461)
EUR Currency Futures	USD	Jun 2014	15,257,000	865
GBP Currency Futures	USD	Jun 2014	13,610,306	206,279
				$196,683

21

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

Contract Description	Currency	Expiration Date	Notional Value	Net Unrealized Appreciation (Depreciation)
Index Contracts
Hang Seng Index Futures	HKD	May 2014	$1,689,985	$(37,322)
EURO Stoxx 50 Index Futures	EUR	Jun 2014	6,148,583	230,486
FTSE 100 Index Futures	GBP	Jun 2014	8,882,973	167,101
S&P 500 E Mini Index Futures	USD	Jun 2014	6,478,755	93,018
				$453,283
Interest Rate Contracts
10YR JGB Mini Futures	JPY	Jun 2014	36,458,022	$9,593
10YR U.S. Treasury Note Futures	USD	Jun 2014	5,972,250	15,724
German EURO Bund Futures	EUR	Jun 2014	29,861,359	271,864
Long Gilt Futures	GBP	Jun 2014	18,257,180	9,055
				$306,236
Contracts to Sell
Foreign Exchange Contracts
CAD Currency Futures	USD	Jun 2014	(11,590,020)	$(195,919)
JPY Currency Futures	USD	Jun 2014	(7,591,125)	(65,216)
				$(261,135)
Index Contracts
Nikkei 225 Index Futures OSE	JPY	Jun 2014	(278,414)	$(11)
Net unrealized appreciation (depreciation)				$695,056

Currency Abbreviations:
AUD = Australian Dollar
CAD = Canadian Dollar
EUR = Euro
GBP = British Pound
HKD = Hong Kong Dollar
JPY = Japanese Yen
USD = United States Dollar

H) SWAPS — The Fund may enter into swap contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to

22

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. At April 30, 2014, the Fund had the following outstanding swap contracts and the amount of restricted cash held at brokers was $1,660,000:

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$1,827,940	05/16/14	Goldman Sachs	Fixed Rate	Dow Jones — UBS Precious Metals Subindex	$(5,064)
USD	$1,784,418	05/16/14	Goldman Sachs	Fixed Rate	Dow Jones — UBS Precious Metals Subindex	6,960
USD	$799,467	05/16/14	Goldman Sachs	Dow Jones — UBS Industrial Metals Subindex	Fixed Rate	(15,600)

23

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$763,574	05/16/14	Goldman Sachs	Dow Jones — UBS Industrial Metals Subindex	Fixed Rate	$(5,836)
USD	$11,507,665	05/16/14	Goldman Sachs	Dow Jones — UBS Agriculture Subindex	Fixed Rate	267,201
USD	$1,553,304	05/16/14	Goldman Sachs	Fixed Rate	Dow Jones — UBS Precious Metals Subindex	16,543
USD	$3,755,414	05/16/14	Goldman Sachs	Dow Jones — UBS Industrial Metals Subindex	Fixed Rate	(32,045)
USD	$9,204,318	05/16/14	Goldman Sachs	Dow Jones — UBS Energy Subindex	Fixed Rate	7,462
USD	$930,139	05/16/14	Goldman Sachs	Fixed Rate	Dow Jones — UBS Precious Metals Subindex	4,379
USD	$772,135	05/16/14	Goldman Sachs	Dow Jones — UBS Industrial Metals Subindex	Fixed Rate	(14,397)
						$229,603

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2014, there were no securities out on loan. Securities lending income is accrued as earned.

24

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

J) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

K) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2014, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.15% of the Fund's average daily net assets. For the six months ended April 30, 2014, investment advisory fees earned and fees waived/expenses reimbursed were $288,487 and $60,305, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2015. Credit Suisse contractually waives fees and reimburses expenses so that the Fund's annual operating expenses will not exceed 1.70% of the Fund's average daily net assets for Class I shares, 1.95% of the Fund's average daily net assets for Class A shares, and 2.70% of the Fund's average daily net assets for Class C shares.

25

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2014, co-administrative services fees earned by Credit Suisse were $22,577.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2014, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $6,996.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2014, the Fund paid Rule 12b-1 distribution fees of $7,031 for Class A shares and $5,231 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2014, the Fund reimbursed Credit Suisse $6,858, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2014, CSSU and its affiliates advised the Fund that it retained $77 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2014, Merrill was paid $12,804 for its services by the Fund. This amount was included in the printing fees presented on the Consolidated Statement of Operations.

26

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), in an aggregated amount of $20 million for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2014, and during the six months ended April 30, 2014, the Fund had no borrowings outstanding under the Credit Facility.

On May 20, 2014, the Board approved to increase the credit facility from $20 million to $200 million effective June 4, 2014.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2014, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$—	$—	$—	$1,001,070

At April 30, 2014, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$60,554,507
Unrealized appreciation	$4,489
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	$4,489

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I,

27

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 6. Capital Share Transactions

Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2014 (unaudited)		For the Year Ended October 31, 2013
	Shares	Value	Shares	Value
Shares sold	3,480,102	$35,157,939	476,564	$4,927,737
Shares issued in reinvestment of distributions	85,842	873,874	—	—
Shares redeemed	(124,263)	(1,261,212)	(121,055)	(1,252,839)
Net increase	3,441,681	$34,770,601	355,509	$3,674,898
	Class A
	For the Six Months Ended April 30, 2014 (unaudited)		For the Year Ended October 31, 2013
	Shares	Value	Shares	Value
Shares sold	80,931	$824,622	613,956	$6,405,758
Shares issued in reinvestment of distributions	15,827	160,800	—	—
Shares redeemed	(150,492)	(1,515,856)	(61,050)	(638,880)
Net increase (decrease)	(53,734)	$(530,434)	552,906	$5,766,878
	Class C
	For the Six Months Ended April 30, 2014 (unaudited)		For the Year Ended October 31, 2013
	Shares	Value	Shares	Value
Shares sold	28,485	$295,191	70,016	$725,200
Shares issued in reinvestment of distributions	3,032	30,498	—	—
Shares redeemed	—	—	(1,992)	(20,916)
Net increase	31,517	$325,689	68,024	$704,284

Prior to February 1, 2014, the Fund imposed a redemption fee of 2% of the value of shares that were redeemed or exchanged within 30 days from the date of purchase. For the six months ended April 30, 2014 and the year ended October 31, 2013, the redemption fees received by the Fund were $7 and $524, respectively. On February 1, 2014, the Fund eliminated the redemption fee.

28

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 6. Capital Share Transactions

On April 30, 2014, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	3	*	94%
Class A	2		97%
Class C	2	*	99%

*This includes the seed money from Merchant Holdings, Inc., an affiliate of Credit Suisse.

Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia charging Credit Suisse AG ("CSAG") with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign

29

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 8. Other Matters

accounts for U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange Commission (the "Commission") on February 21, 2014 to resolve an investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Fund was named in the Plea Agreement (as defined below) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Fund, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Fund.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment companies, such as the Fund. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Fund, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or

30

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 8. Other Matters

non-U.S. regulatory or enforcement agencies as having been responsible for the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Fund that Credit Suisse and CSSU believe the Settlements will not have any material impact on the Fund or on the ability of Credit Suisse or CSSU to perform services for the Fund.

31

Credit Suisse Managed Futures Strategy Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement for the Fund, the Board, including all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 11 and 12, 2013, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee rate of 1.15% of the Fund's average daily net assets ("Gross Advisory Fee") for the Fund in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also considered that Credit Suisse has entered into an expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.95%, 2.70% and 1.70% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2014.

Additionally, the Board received and considered information comparing the Fund's Gross Advisory Fee, the combined Gross Advisory Fee and gross administration fee (together, the "Gross Management Fee"), the Gross Management Fee less waivers (the "Net Management Fee"), and the Fund's net total expenses with those of funds in the relevant expense group ("Expense Group") provided by an independent provider of investment company data. The Board also received and considered information comparing the Fund's net total expenses and Net Management Fee to the funds in the relevant Morningstar category ("Morningstar Category"). The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Morningstar Category.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 – Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio

32

Credit Suisse Managed Futures Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered performance results of the Fund since inception, along with comparisons to the Expense Group and Morningstar Category for the Fund.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Accordingly, the Board considered whether breakpoints in the Fund's advisory fee structure would be appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

33

Credit Suisse Managed Futures Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to Credit Suisse and an affiliate of Credit Suisse for co-administration and distribution services, respectively.

The Board considered the standards applied in seeking best execution for the Fund and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The Gross Advisory Fee, the Gross Management Fee, the Net Management Fee, and the net total expenses were all below the median of the Expense Group. The Board also considered the demands, complexity and quality of the investment management of the Fund and the Expense Limitation Agreement. The Board determined the fees to be reasonable.

•  The Fund's performance, which was above the median of the Expense Group for the year-to-date and one-year periods ended September 30, 2013, was satisfactory. The Fund also outperformed its Morningstar Category average for year-to-date and one-year periods ended September 30, 2013.

•  The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services

34

Credit Suisse Managed Futures Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

35

Credit Suisse Managed Futures Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

36

Credit Suisse Managed Futures Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of March 31, 2014.

37

Credit Suisse Managed Futures Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

38

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MFS-SAR-0414

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2014
  (unaudited)

■  CREDIT SUISSE
MULTIALTERNATIVE STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

AFFIRMATION OF THE COMMODITY POOL OPERATOR

To the best of my knowledge and belief, the information contained in the attached financial statements for the period from November 1, 2013 to April 30, 2014, is accurate and complete.

Kenneth J. Lohsen, Managing Director
Credit Suisse Asset Management, LLC,
Commodity Pool Operator for the Credit Suisse Multialternative
Strategy Fund

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2014 (unaudited)

June 23, 2014

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Multialternative Strategy Fund (the "Fund") for the six-months ended April 30, 2014.

Performance Summary
11/01/13 – 04/30/14

Fund & Benchmark	Performance
Class I1	1.56%
Class A1,2	1.37%
Class C1,2	0.98%
Primary Benchmark — Credit Suisse Hedge Fund Index[3]	3.26%
Secondary Benchmark — Credit Suisse Liquid Alternative Beta Index[4]	2.26%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review: A positive period for hedge funds

The six-months ended April 30, 2014 was a positive period for hedge funds with the Credit Suisse Hedge Fund Index, the Fund's primary benchmark, returning 3.26%.

During the period, event driven hedge funds benefitted from distressed corporate credit, risk arbitrage, and special situations equity positions. Additionally, during the last two months of 2013, equity directional managers gained as a result of a positive global equity market overall, and year to date, they performed positively overall despite equity market volatility. Within the hedge fund universe, range-bound trading in equity markets during the first quarter of 2014 resulted in a difficult environment for trend-following strategies, such as managed futures.

Portfolio Review and Outlook: Anticipating continued diversification benefits

For the six-months ended April 30, 2014, the Fund underperformed both the Credit Suisse Liquid Alternative Beta Index and the Credit Suisse Hedge Fund Index. The Fund follows a multi-strategy methodology and benefitted from exposure across different markets.

1

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Allocations to the global strategies sub-strategy resulted in gains, primarily due to positions in the iBoxx High Yield, S&P 500 PutWrite and Managed Futures, while the currency carry detracted from performance. The event driven sub-strategy benefitted from exposure to credit, profiting mostly from the iBoxx High Yield position. Additionally, S&P exposure within the long/short equity sub-strategy benefitted the Fund and most of the sector exposure contributed positively to performance. Conversely, positions in MSCI Emerging Markets detracted from performance.

The Credit Suisse Liquid Alternative Beta Team

Jordan Drachman, Ph.D.
Sheel Dhande

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, arbitrage or fundamental risk, below investment grade securities risk, commodity exposure risks, concentration risk, derivatives risk, risks of investing in other funds, exchange-traded notes risk, credit risk, foreign securities risk, interest rate risk, market risk, model and style risk, forwards risk, futures contracts risk, index/tracking error risk, portfolio turnover risk, leveraging risk, swap agreements risk, small-and mid-cap stock risk, speculative exposure risk, subsidiary risk and tax risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

2

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2014; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was (3.95)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 0.01%.

3  Dow Jones Credit Suisse Hedge Fund Index is compiled by Credit Suisse Hedge Index LLC and CME Group Index Services LLC. It is an asset-weighted hedge fund index and includes only funds, as opposed to separate accounts. The Index uses the Credit Suisse database, which tracks over 9,000 funds, and consists only of funds with a minimum of US$50 million under management, a 12-month track record, and audited financial statements. It is calculated and rebalanced on a monthly basis, and shown net of all performance fees and expenses. An index does not have transaction costs; investors may not invest directly in an index.

4  Using only liquid securities, the Credit Suisse Liquid Alternative Beta Index seeks to replicate the return of the overall hedge fund industry, as represented by the Dow Jones Credit Suisse Hedge Fund Index. An index does not have transactions costs; investors may not invest directly in an index.

3

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Average Annual Returns as of April 30, 20141

	1 Year	Since Inception[2]
Class I	3.73%	3.40%
Class A Without Sales Charge	3.34%	3.14%
Class A With Maximum Sales Charge	(2.09)%	0.53%
Class C Without CDSC	2.56%	2.37%
Class C With CDSC	1.57%	1.90%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 5.05% for Class I shares, 5.30% for Class A shares and 6.05% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements excluding securities sold short dividend expense are 1.70% for Class I shares, 1.95% for Class A shares and 2.70% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 1.70% of the Fund's average daily net assets for Class I shares, 1.95% of the Fund's average daily net assets for Class A shares and 2.70% of the Fund's average daily net assets for Class C shares through at least February 28, 2015.

2  Inception Date March 30, 2012.

4

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-months ended April 30, 2014.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Expenses and Value for a $1,000 Investment
for the six months ended April 30, 2014

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/13	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/14	$1,015.60	$1,013.70	$1,009.80
Expenses Paid per $1,000*	$9.10	$10.34	$14.05
Hypothetical 5% Fund Return
Beginning Account Value 11/01/13	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/14	$1,015.77	$1,014.53	$1,010.81
Expenses Paid per $1,000*	$9.10	$10.34	$14.06
	Class I	Class A	Class C
Annualized Expense Ratios*	1.82%	2.07%	2.82%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

6

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Sector Breakdown*

	Long	Short	Net
Common Stocks	79.43%	(35.88)%	43.55%
Investment Company	22.60%	(0.00)%	22.60%
Options Purchased	7.45%	(0.00)%	7.45%
Exchange Traded Funds	5.99%	(0.00)%	5.99%
Rights	0.00%	(0.00)%	0.00%
Short-Term Investment[1]	20.41%	(0.00)%	20.41%
Total	135.88%	(35.88)%	100.00%

*  Expressed as a percentage of total long (short) investments, (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2014.

7

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments
April 30, 2014 (unaudited)

	Number of Shares	Value
LONG POSITIONS (46.2%)
COMMON STOCKS (31.8%)
CANADA (0.9%)
Oil & Gas (0.9%)
Caracal Energy, Inc.*	9,200	$84,353
TransGlobe Energy Corp.*	1,916	14,910
		99,263
FRANCE (3.0%)
Construction Materials (2.2%)
Lafarge S.A.	2,724	249,099
Energy Equipment & Services (0.8%)
Bourbon S.A.	2,928	96,565
		345,664
LUXEMBOURG (1.5%)
Chemicals (1.5%)
AZ Electronic Materials S.A.	25,615	174,377
SWEDEN (1.9%)
Machinery (1.9%)
Scania AB, B Shares	7,465	226,918
SWITZERLAND (1.5%)
Construction & Engineering (1.5%)
Foster Wheeler AG*	4,950	169,686
UNITED KINGDOM (1.5%)
Capital Markets (0.7%)
F&C Asset Management PLC	43,650	88,094
Oil & Gas (0.8%)
Essar Energy PLC*	79,066	89,730
		177,824
UNITED STATES (21.5%)
Banks (2.4%)
Hudson City Bancorp, Inc.^^^	20,578	204,957
Taylor Capital Group, Inc.*	3,605	76,750
		281,707
Beverages (2.2%)
Beam, Inc.^^^	3,027	252,664
Construction Materials (1.5%)
Texas Industries, Inc.*	2,029	175,914
Electric Utilities (1.4%)
UNS Energy Corp.	2,594	155,796
Healthcare Equipment & Supplies (1.1%)
ArthroCare Corp.*	2,726	132,293
Healthcare Providers & Services (0.8%)
Emeritus Corp.*	2,991	89,221

See Accompanying Notes to Consolidated Financial Statements.
8

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2014 (unaudited)

	Number of Shares	Value
LONG POSITIONS
COMMON STOCKS
UNITED STATES
Media (4.1%)
Omnicom Group, Inc.^^^	3,204	$216,846
Time Warner Cable, Inc.^^^	1,841	260,428
		477,274
Metals & Mining (0.9%)
AMCOL International Corp.§	2,235	102,475
Pharmaceuticals (2.0%)
Forest Laboratories, Inc.*^^^	2,549	234,279
Semiconductor Equipment & Products (3.7%)
ATMI, Inc.*	3,379	114,886
LSI Corp.^^^	18,354	204,464
TriQuint Semiconductor, Inc.*	8,007	113,539
		432,889
Specialty Retail (1.4%)
Aaron's, Inc.	1,731	51,012
Jos. A. Bank Clothiers, Inc.*§	1,663	107,347
		158,359
		2,492,871
TOTAL COMMON STOCKS (Cost $3,646,962)		3,686,603
EXCHANGE TRADED FUNDS (2.4%)
UNITED STATES (2.4%)
Diversified Financial Services (2.4%)
iShares iBoxx $ High Yield Corporate Bond ETF	1,468	138,491
iShares Russell 2000 ETF	1,247	139,639
TOTAL EXCHANGE TRADED FUNDS (Cost $254,728)		278,130
INVESTMENT COMPANY (9.0%)
UNITED STATES (9.0%)
Credit Suisse Managed Futures Strategy Fund (Cost $1,042,838)•	105,103	1,048,926
	Number of Rights
RIGHTS (0.0%)
UNITED STATES (0.0%)
Biotechnology (0.0%)
Trius Therapeutics, Inc. (Cost $0)*^	400	52

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2014 (unaudited)

	Number of Contracts	Value
LONG POSITIONS
OPTIONS PURCHASED (3.0%)
UNITED STATES (3.0%)
Put Purchased Options (3.0%)
S&P 500 Index, Strike @ $2,000, expires 05/17/14 (Cost $417,659)	29	$345,680
TOTAL LONG POSITIONS (Cost $5,362,187)		5,359,391
	Number of Shares
SHORT-TERM INVESTMENTS (9.2%)
State Street Navigator Prime Portfolio, 0.14%§§	119,108	119,108
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010% 05/01/2014^^	$947	947,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,066,108)		1,066,108
TOTAL INVESTMENTS AT VALUE (55.4%) (Cost $6,428,295)		6,425,499
TOTAL SECURITIES SOLD SHORT (-14.4%) (Proceeds $1,638,112)		(1,665,353)
OTHER ASSETS IN EXCESS OF LIABILITIES (59.0%)		6,844,270
NET ASSETS (100.0%)		$11,604,416
	Number of Shares
SHORT POSITIONS (-14.4%)
COMMON STOCKS (-14.4%)
FRANCE (-1.9%)
Media (-1.9%)
Publicis Groupe S.A.	(2,606)	(222,813)
SWITZERLAND (-2.2%)
Construction Materials (-2.2%)
Holcim, Ltd.*	(2,724)	(249,736)
UNITED KINGDOM (-0.8%)
Energy Equipment & Services (-0.8%)
AMEC PLC^^^	(4,454)	(93,031)
UNITED STATES (-9.5%)
Banks (-2.3%)
M&T Bank Corp.	(1,729)	(210,955)
MB Financial, Inc.	(2,319)	(62,242)
		(273,197)
Construction Materials (-1.5%)
Martin Marietta Materials, Inc.	(1,421)	(176,673)
Healthcare Providers & Services (-0.8%)
Brookdale Senior Living, Inc.*	(2,842)	(90,490)

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2014 (unaudited)

	Number of Shares	Value
SHORT POSITIONS
COMMON STOCKS
UNITED STATES
Media (-2.4%)
Comcast Corp., Class A	(5,293)	$(273,966)
Pharmaceuticals (-1.5%)
Actavis PLC*	(843)	(172,250)
Semiconductor Equipment & Products (-1.0%)
RF Micro Devices, Inc.*	(13,412)	(113,197)
		(1,099,773)
TOTAL SHORT POSITIONS (Proceeds $1,638,112)		$(1,665,353)

*  Non-income producing security.

^^^  At April 30, 2014, this security has been pledged, in whole or in part, as collateral for open securities sold short.

§  Security or portion thereof is out on loan (See note 2-L).

•  Affiliated issuer. See Note 3.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2014.

^^  Security or portion thereof held in the subsidiary (See note 1).

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2014 (unaudited)

Assets
Investments in unaffiliated issuers at value, including collateral for securities on loan of $119,108 (Cost $5,385,457) (Note 2)	$5,376,573[1]
Investment in affiliated issuer at value (Cost $1,042,838) (Note 3)	1,048,926
Cash	1,182
Foreign currency at value (cost $39,796)	39,811
Cash segregated held at brokers for future contracts, swap contracts, written options and securities sold short	6,974,678
Receivable for investments sold	246,346
Unrealized appreciation on open swap contracts (Note 2)	42,302
Receivable from investment adviser (Note 3)	5,597
Dividend and interest receivable	986
Unrealized appreciation on forward currency contracts (Note 2)	696
Prepaid expenses and other assets	32,765
Total Assets	13,769,862
Liabilities
Administrative services fee payable (Note 3)	2,655
Shareholder servicing/Distribution fee payable (Note 3)	1,461
Securities sold short, at value (Proceeds $1,638,112) (Note 2)	1,665,353
Payable for investments purchased	156,977
Payable upon return of securities loaned (Note 2)	119,108
Outstanding written options, at value (Proceeds $181,698) (Note 2)	87,580
Trustees' fee payable	11,678
Unrealized depreciation on open swap contracts (Note 2)	9,904
Unrealized depreciation on forward currency contracts (Note 2)	4,471
Interest payable for open swap contracts	1,145
Dividend expense payable on securities sold short	233
Accrued expenses	104,881
Total Liabilities	2,165,446
Net Assets
Capital stock, $.001 par value (Note 6)	1,128
Paid-in capital (Note 6)	11,381,722
Accumulated net investment loss	(107,777)
Accumulated net realized gain from investments, futures contracts, swap contracts written options, securities sold short and foreign currency transactions	236,549
Net unrealized appreciation from investments, swap contracts, written options, securities sold short and foreign currency translations	92,794
Net Assets	$11,604,416
I Shares
Net assets	$9,536,507
Shares outstanding	924,423
Net asset value and offering price per share	$10.32
A Shares
Net assets	$379,625
Shares outstanding	36,932
Net asset value and redemption price per share	$10.28
Maximum offering price per share (net asset value/(1-5.25%))	$10.85
C Shares
Net assets	$1,688,284
Shares outstanding	166,213
Net asset value, offering price and redemption price per share	$10.16

1  Including $116,517 of securities on loan.

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2014 (unaudited)

Investment Income (Note 2)
Dividends	$14,755
Securities lending (net of rebates)	815
Foreign taxes withheld	(595)
Total investment income	14,975
Expenses
Investment advisory fees (Note 3)	50,566
Administrative services fees (Note 3)	5,879
Shareholder servicing/Distribution fees (Note 3)
Class A	450
Class C	8,531
Legal fees	41,298
Custodian fees	29,169
Audit and tax fees	25,668
Registration fees	23,783
Trustees' fees	14,976
Printing fees (Note 3)	12,639
Transfer agent fees (Note 3)	5,913
Dividend expense for securities sold short	5,146
Insurance expense	372
Commitment fees (Note 4)	11
Miscellaneous expense	6,831
Total expenses	231,232
Less: fees waived and expenses reimbursed (Note 3)	(142,357)
Net expenses	88,875
Net investment loss	(73,900)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts, Written Options, Securities Sold Short and Foreign Currency Related Items
Net realized gain from investments	26,166
Net realized loss from investment in affiliated issuer	(1,524)
Net realized gain from futures contracts	9,067
Net realized gain from swap contracts	135,413
Net realized gain from written options	98,187
Net realized gain from securities sold short	1,524
Net realized loss from foreign currency transactions	(17,633)
Net change in unrealized appreciation (depreciation) from investments	(49,890)
Net change in unrealized appreciation (depreciation) from investments in affiliated issuer	(26,594)
Net change in unrealized appreciation (depreciation) from swap contracts	(33,041)
Net change in unrealized appreciation (depreciation) from written options	74,623
Net change in unrealized appreciation (depreciation) from securities sold short	(27,241)
Net change in unrealized appreciation (depreciation) from foreign currency translations	7,516
Net realized and unrealized gain from investments, futures contracts, swap contracts, written options, securities sold short and foreign currency related items	196,573
Net increase in net assets resulting from operations	$122,673

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2014 (unaudited)	For the Year Ended October 31, 2013
From Operations
Net investment loss	$(73,900)	$(123,075)
Net realized gain from investments, futures contracts, swap contracts, written options, securities sold short and foreign currency transactions	251,200	326,825
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, swap contracts and foreign currency translations	(54,627)	181,844
Net increase in net assets resulting from operations	122,673	385,594
From Dividends and Distributions
Dividends from net investment income
Class I	—	(27,302)
Class A	—	(1,006)
Distributions from net realized gains
Class I	(168,910)	(4,398)
Class A	(9,044)	(220)
Class C	(54,515)	(1,132)
Net decrease in net assets resulting from dividends and distributions	(232,469)	(34,058)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	4,140,623	1,283,655
Reinvestment of dividends and distributions	232,469	34,058
Net asset value of shares redeemed	(136,464)	(397,505)
Net increase in net assets from capital share transactions	4,236,628	920,208
Net increase in net assets	4,126,832	1,271,744
Net Assets
Beginning of period	7,477,584	6,205,840
End of period	$11,604,416	$7,477,584
Accumulated net investment loss	$(107,777)	$(33,877)

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2014	For the Year Ended October 31,
	(unaudited)	2013	2012[1]
Per share data
Net asset value, beginning of period	$10.48[3]	$9.95	$10.00
INVESTMENT OPERATIONS
Net investment income (loss)[2]	(0.08)	(0.15)	0.01
Net gain (loss) on investments, futures contracts, written options, securities sold short, swap contracts and foreign currency related items (both realized and unrealized)	0.25	0.75	(0.06)
Total from investment operations	0.17	0.60	(0.05)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.06)	—
Distributions from net realized gains	(0.33)	(0.01)	—
Total dividends and distributions	(0.33)	(0.07)	—
Net asset value, end of period	$10.32	$10.48[3]	$9.95
Total return[4]	1.56%	6.11%	(0.50)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$9,536	$5,409	$4,904
Ratio of net expenses to average net assets	1.82%[5]	1.78%	1.79%[5]
Ratio of expenses to average net assets excluding securities sold short dividend expense	1.70%[5]	1.70%	1.70%[5]
Ratio of net investment income (loss) to average net assets	(1.47)%[5]	(1.49)%	0.21%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	3.23%[5]	6.31%	9.22%[5]
Portfolio turnover rate	215%	284%	228%

1  For the period March 30, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

4  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2014	For the Year Ended October 31,
	(unaudited)	2013	2012[1]
Per share data
Net asset value, beginning of period	$10.46[3]	$9.93	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.09)	(0.18)	(0.01)
Net gain (loss) on investments, futures contracts, written options, securities sold short, swap contracts and foreign currency related items (both realized and unrealized)	0.24	0.76	(0.06)
Total from investment operations	0.15	0.58	(0.07)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.04)	—
Distributions from net realized gains	(0.33)	(0.01)	—
Total dividends and distributions	(0.33)	(0.05)	—
Net asset value, end of period	$10.28	$10.46[3]	$9.93
Total return[4]	1.37%	5.96%	(0.70)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$380	$324	$228
Ratio of net expenses to average net assets	2.07%[5]	2.03%	2.04%[5]
Ratio of expenses to average net assets excluding securities sold short dividend expense	1.95%[5]	1.95%	1.95%[5]
Ratio of net investment loss to average net assets	(1.75)%[5]	(1.75)%	(0.18)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	3.23%[5]	6.31%	9.22%[5]
Portfolio turnover rate	215%	284%	228%

1  For the period March 30, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2014	For the Year Ended October 31,
	(unaudited)	2013	2012[1]
Per share data
Net asset value, beginning of period	$10.37[3]	$9.89	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.13)	(0.25)	(0.06)
Net gain (loss) on investments, futures contracts, written options, securities sold short, swap contracts and foreign currency related items (both realized and unrealized)	0.25	0.74	(0.05)
Total from investment operations	0.12	0.49	(0.11)
LESS DIVIDENDS AND DISTRIBUTIONS
Distributions from net realized gains	(0.33)	(0.01)	—
Total dividends and distributions	(0.33)	(0.01)	—
Net asset value, end of period	$10.16	$10.37[3]	$9.89
Total return[4]	0.98%	5.15%	(1.10)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,688	$1,745	$1,074
Ratio of net expenses to average net assets	2.82%[5]	2.77%	2.79%[5]
Ratio of expenses to average net assets excluding securities sold short dividend expense	2.70%[5]	2.70%	2.70%[5]
Ratio of net investment loss to average net assets	(2.50)%[5]	(2.49)%	(1.00)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	3.23%[5]	6.31%	9.22%[5]
Portfolio turnover rate	215%	284%	228%

1  For the period March 30, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
17

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2014 (unaudited)

Note 1. Organization

Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve investment results that correspond to the performance (before fees and expenses) of the Credit Suisse Liquid Alternative Beta Index. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse, the investment adviser to the Fund, is registered as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund intends to gain exposure to commodities derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Multialternative Strategy Fund, Ltd., organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total net assets in the Subsidiary. As of April 30, 2014, the Fund held $36,096 in the Subsidiary, representing 0.3% of the Fund's Consolidated net assets. See footnotes 2H and 2J for derivatives held through the subsidiary and see Consolidated Schedule of Investments for other securities held through the subsidiary. For the six months ended April 30, 2014, there was no realized gain (loss) on securities held in the subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

18

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. The forward contracts are valued at the net of the present value and the spot rate and are generally categorized as Level 2. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If

19

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Fund's Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund's assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$2,677,467	$1,009,136	$—	$3,686,603
Exchange Traded Funds	278,130	—	—	278,130
Investment Company	1,048,926	—	—	1,048,926
Rights	—	—	52	52
Put Purchased Options	345,680	—	—	345,680
Short-term Investments	—	1,066,108	—	1,066,108

20

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks	$(1,099,773)	$(565,580)	$—	$(1,665,353)
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(3,775)	—	(3,775)
Swap Contracts	—	32,398	—	32,398
Written Options	(87,580)	—	—	(87,580)
	$3,162,850	$1,538,287	$52	$4,701,189

*Other financial instruments include unrealized appreciation (depreciation) on forwards, swaps and written options, at value.

As of April 30, 2014, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets.

The Fund follows Financial Accounting Standards Board ("FASB") amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended April 30, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. The Fund also invests indirectly in derivative instruments through the Subsidiary. For the six months ended April 30, 2014, the Consolidated Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Values of Derivative Instruments as of April 30, 2014.

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Currency Contracts	Unrealized appreciation on forward currency contracts	$696	Unrealized depreciation on forward currency contracts	$4,471
Interest Rate Contracts	Unrealized appreciation on open swap contracts	42,302	Unrealized depreciation on open swap contracts	9,904
Equity Contracts	Outstanding written options, at value	—	Outstanding written options, at value	87,580	*
		$42,998		$101,955

*Written options are reported at market value.

21

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

Effect of Derivative Instruments on the consolidated Statement of Operations

	Location	Realized Gain (Loss)	Location	Net Unrealized Appreciation (Depreciation)
Currency Contracts	Net realized loss from foreign currency	$(17,633)	Net change in unrealized appreciation (depreciation) from foreign currency transactions	$7,177
Index Contracts	Net realized gain from futures contracts	9,067	Net change in unrealized appreciation (depreciation) from futures contracts	—
Interest Rate Contracts	Net realized gain from swap contracts	135,413	Net change in unrealized appreciation (depreciation) from swap contracts	(33,041)
Equity Contracts	Net realized gain from written options	98,187	Net change in unrealized appreciation (depreciation) from written options	74,623
		$225,034		$48,759

The notional amount of futures contracts, forward foreign currency contracts, swap contracts and written options at the period ended April 30, 2014 are reflected in the Notes to Consolidated Financial Statements. The notional amounts of long and short open positions of futures contracts, forward foreign currency contracts, swap contracts and written options at each month end throughout the reporting period averaged approximately 0.7%, 2.8%, 50.7% and 1.0%, respectively of net assets of the Consolidated Fund.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.
22

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

The following table presents by counterparty the Fund's derivative assets net of related collateral held by the Fund at April 30, 2014:

Counterparty	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Goldman Sachs	$974	$(974)	$—	$—	$—
JPMorgan Chase	16,550	(12,602)	—	(3,948)	—
Societe Generale	25,474	(1,773)	—	—	23,701
	$42,998	$(15,349)	$—	$(3,948)	$23,701

The following table presents by counterparty the Fund's derivative liabilities net of related collateral pledged by the Fund at April 30, 2014:

Counterparty	Gross Amounts of Liabilites Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Goldman Sachs	$87,580	$(974)	$—	$(86,606)	$—
JPMorgan Chase	12,602	(12,602)	—	—	—
Societe Generale	1,773	(1,773)	—	—	—
	$101,955	$(15,349)	$—	$(86,606)	$—

(a)  Swap contracts, written options and Forward foreign currency exchange contracts are included. Written options are reported at market value.

(b)  The actual collateral received and/or pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced

23

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The IRS has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The IRS has issued private letter rulings to registered investment companies concluding that income derived from their investment in a wholly-owned subsidiary would constitute Qualifying Income to the fund. The IRS has indicated that the granting of these types of private letter rulings is currently suspended, pending further internal discussion. As a result, the Fund has not received and there can be no assurance that the IRS will grant, such a private letter ruling to the Fund. If the Fund does not request and receive such a private letter ruling, there is a risk that the IRS could assert that the income derived from the Fund's investment in the Subsidiary will not be considered Qualifying Income for purposes of the fund remaining qualified as a RIC for U.S. federal income tax purposes. If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income

24

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior two fiscal years remain subject to examination by the Internal Revenue Service.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) SHORT SALES — The Fund enters into short sales transactions collateralized by cash deposits received from brokers in connection with securities lending activities and securities. Cash deposits are shown as collateral for securities on loan on the Consolidated Statement of Assets and Liabilities. The collateral amounts required are determined daily by reference to the market value of the short positions. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund's loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential Fund losses. The use by the Fund of short sales in combination with long positions in the Fund in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Fund. In addition, the Fund's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Fund. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. At April 30, 2014,

25

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

the amount of restricted cash held at brokers for securities sold short was $818,611.

H) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At April 30, 2014, the Fund had no open futures contracts. The amount of restricted cash held at brokers for futures contracts was $34,067.

I) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2014, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Net Unrealized Appreciation (Depreciation)
AUD	118,753	USD	111,049	05/20/14	JPMorgan Chase	$111,049	$109,895	$(1,154)
NOK	538,559	USD	89,992	05/20/14	JPMorgan Chase	89,992	90,367	375

26

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Net Unrealized Appreciation (Depreciation)
NZD	300,151	USD	257,538	05/20/14	JPMorgan Chase	$257,538	$257,478	$(60)
SEK	166,396	USD	25,205	05/20/14	JPMorgan Chase	25,205	25,526	321
USD	81,862	JPY	8,371,306	05/20/14	JPMorgan Chase	(81,862)	(81,960)	(98)
USD	115,064	CHF	101,423	05/20/14	JPMorgan Chase	(115,064)	(115,209)	(145)
USD	66,902	CAD	73,745	05/20/14	JPMorgan Chase	(66,902)	(67,167)	(265)
USD	78,914	EUR	57,160	05/20/14	JPMorgan Chase	(78,914)	(79,252)	(338)
USD	112,559	GBP	67,047	05/20/14	JPMorgan Chase	(112,559)	(113,197)	(638)
USD	412,351	EUR	298,684	05/20/14	Societe Generale	(412,351)	(414,124)	(1,773)
								$(3,775)

Currency Abbreviations:

AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
EUR = Euro
GBP = British Pound
JPY = Japanese Yen
NOK = Norwegian Krone
NZD = New Zealand Dollar
SEK = Swedish Krona
USD = United States Dollar

J) SWAPS — The Fund may enter into swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by

27

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

The Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the

28

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

central clearhouse acts as the counterparty. At April 30, 2014, the Fund had the following outstanding swap contracts and the amount of restricted cash held at brokers was $530,000:

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$196,608	04/16/15	Goldman Sachs	Fee Plus LIBOR	MSCI Emerging Markets Index	$974
USD	$368,000	06/20/14	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	9,439
USD	$111,000	06/20/14	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	1,610
USD	$1,000,000	06/20/14	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	(161)
USD	$332,000	06/20/14	JPMorgan Chase	Fee Plus LIBOR	iBoxx $ Liquid High Yield Index	(3,002)
USD	$760,000	06/20/14	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	4,805
USD	$160,000	06/20/14	JPMorgan Chase	Fee Plus LIBOR	iBoxx $ Liquid High Yield Index	(751)
USD	$101,395	06/23/14	JPMorgan Chase	Russell 2000 Total Return Index	Fee Plus LIBOR	(1,350)
USD	$1,119,000	09/22/14	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	(1,351)
USD	$357,000	09/22/14	JPMorgan Chase	Fee Plus LIBOR	iBoxx $ Liquid High Yield Index	(2,436)
USD	$64,039	02/19/15	JPMorgan Chase	Russell 2000 Total Return Index	Fee Plus LIBOR	(853)
USD	$1,689,559	05/16/14	Societe Generale	NASDAQ-100 Total Return	Fee Plus LIBOR	23,574
USD	$227,525	05/16/14	Societe Generale	Utility Select Sector Index	Fee Plus LIBOR	1,900
						$32,398

K) OPTION CONTRACTS — The Fund will enter into options contracts to gain exposure to risk volatility based assets. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

29

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. At April 30, 2014, the Fund had the following written options and the amount of restricted cash held at brokers was $5,592,000:

Number of Contracts	Put Written Options	Counterparty	Expiration Date	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
29	S&P 500 Index, Strike @ $1,800	Goldman Sachs	May 2014	$31,841	$(6,960)	$24,881
2	S&P 500 Index, Strike @ $1,860	Goldman Sachs	May 2014	4,916	(2,030)	2,886
29	S&P 500 Index, Strike @ $1,900	Goldman Sachs	May 2014	144,941	(78,590)	66,351
Net Unrealized Appreciation (Depreciation)						$94,118

For the six months ended April 30, 2014, transactions for written options on securities, interest rate swaps and futures were as follows:

	Number of Contracts	Premium Received
Written Options, outstanding as of October 31, 2013	27	$30,835
Options written	454	1,025,843
Options closed	(374)	(798,865)
Options exercised	—	—
Options expired	(47)	(76,115)
Written Options, outstanding as of April 30, 2014	60	$181,698

L) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities

30

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2014, the Fund had investment securities on loan with a fair value of $116,517 and a related liability of $119,108 for collateral received on securities loaned, both of which are presented gross on the Consolidated Statement of Assets and Liabilities. The carrying value of the collateral for securities loaned approximates fair value which would have been considered level 2 under the fair value hierarchy if the collateral for securities loaned were carried at fair value. For the six months ended April 30, 2014, the value of the related collateral exceeded the value of the securities loaned.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2014, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $962, of which $2 was rebated to borrowers (brokers). The Fund retained $815 in income from the cash collateral investment, and SSB, as lending agent, was paid $145. Securities lending income is accrued as earned.

M) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

N) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2014, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the

31

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.15% of the Fund's average daily net assets. For the six months ended April 30, 2014, investment advisory fees earned and fees waived/expenses reimbursed were $50,566 and $142,357, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2015. Credit Suisse contractually waives fees and reimburses expenses (excluding Acquired Fund Fees and Expenses, dividend expense related to short sales, interest charges on Fund borrowings, taxes, brokerage commissions, dealer spreads and other transaction charges, expenditures that are capitalized in accordance with GAAP, extraordinary expenses, and any other expenses that may be approved by the governing Board of Trust) so that the Fund's annual operating expenses will not exceed 1.70% of the Fund's average daily net assets for Class I shares, 1.95% of the Fund's average daily net assets for Class A shares, and 2.70% of the Fund's average daily net assets for Class C shares.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2014, co-administrative services fees earned by Credit Suisse were $3,957.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2014, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $1,922.

32

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2014, the Fund paid Rule 12b-1 distribution fees of $450 for Class A shares and $8,531 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2014, the Fund reimbursed Credit Suisse $6,298, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2014, CSSU and its affiliates advised the Fund that it retained $31 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2014, Merrill was paid $13,779 for its services by the Fund. This amount was included in the printing fees presented on the Consolidated Statement of Operations.

Affiliated Issuers — The Fund may invest in Underlying Credit Suisse Funds. The Underlying Credit Suisse Funds in which the Fund invests are considered to be affiliated investments. The Fund invested 9.0% of the Fund's net assets. Investments in affiliated funds are valued at the affiliated fund's net asset value per share ("NAV") as of the report date. A summary of the Fund's transactions with an affiliated Underlying Credit Suisse Fund during the six months ended April 30, 2014 is as follows:

Issuer	Beginning Shares	Purchases	Sales	Ending Shares	Gain/ Loss	Dividend Income	Value of Affiliate at 04/30/2014
Credit Suisse Managed Futures Strategy Fund	97,874	52,298	45,069	105,103	$1,524	$—	$1,048,926

33

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), in an aggregated amount of $20 million for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2014, and during the six months ended April 30, 2014, the Fund had no borrowings outstanding under the Credit Facility.

On May 20, 2014, the Board approved to increase the credit facility from $20 million to $200 million effective June 4, 2014.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2014, purchases and sales of investment securities (excluding short-term investments) were as follows:

Investment Securities
Purchases	Sales
$6,338,300	$2,453,783

Securities sold short and purchases to cover securities sold short were as follows:

Investment Securities
Securities Sold Short	Purchases to Cover
$2,098,040	$359,162

At April 30, 2014, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$6,428,295
Unrealized appreciation	$100,520
Unrealized depreciation	(103,316)
Net unrealized appreciation (depreciation)	$(2,796)

34

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 5. Purchases and Sales of Securities

At April 30, 2014, the proceeds from securities sold short (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Proceeds from investments	$1,638,112
Unrealized appreciation	$20,710
Unrealized depreciation	(47,951)
Net unrealized appreciation (depreciation)	$(27,241)

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2014 (unaudited)		For the Year Ended October 31, 2013
	Shares	Value	Shares	Value
Shares sold	391,809	$4,030,982	19,951	$210,698
Shares issued in reinvestment of dividends and distributions	16,674	168,910	3,170	31,699
Shares redeemed	(178)	(1,800)	—	—
Net increase	408,305	$4,198,092	23,121	$242,397
	Class A
	For the Six Months Ended April 30, 2014 (unaudited)		For the Year Ended October 31, 2013
	Shares	Value	Shares	Value
Shares sold	10,722	$109,641	15,142	$154,575
Shares issued in reinvestment of dividends and distributions	896	9,044	123	1,226
Shares redeemed	(5,651)	(58,669)	(7,231)	(73,284)
Net increase	5,967	$60,016	8,034	$82,517
	Class C
	For the Six Months Ended April 30, 2014 (unaudited)		For the Year Ended October 31, 2013
	Shares	Value	Shares	Value
Shares sold	—	$—	91,378	$918,382
Shares issued in reinvestment of dividends and distributions	5,445	54,515	114	1,133
Shares redeemed	(7,443)	(75,995)	(31,887)	(324,221)
Net increase (decrease)	(1,998)	$(21,480)	59,605	$595,294

35

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 6. Capital Share Transactions

Prior to February 1, 2014, the Fund imposed a redemption fee of 2% of the value of shares that were redeemed or exchanged within 30 days from the date of purchase. For the six months ended April 30, 2014 and the year ended October 31, 2013, the Fund did not receive any redemption fees. On February 1, 2014, the Fund eliminated the redemption fee.

On April 30, 2014, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	4	*	93%
Class A	1	*	97%
Class C	3		93%

*This includes the seed money from Merchant Holdings, Inc., an affiliate of Credit Suisse.

Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia charging Credit Suisse AG ("CSAG") with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

36

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 8. Other Matters

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign accounts for U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange Commission (the "Commission") on February 21, 2014 to resolve an investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Fund was named in the Plea Agreement (as defined below) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Fund, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Fund.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment companies, such as the Fund. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea

37

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 8. Other Matters

Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Fund, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or non-U.S. regulatory or enforcement agencies as having been responsible for the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Fund that Credit Suisse and CSSU believe the Settlements will not have any material impact on the Fund or on the ability of Credit Suisse or CSSU to perform services for the Fund.

38

Credit Suisse Multialternative Strategy Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Investment Advisory Agreement for the Fund, the Board, including all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 11 and 12, 2013, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee rate of 1.15% of the Fund's average daily net assets (the "Gross Advisory Fee") for the Fund in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also considered that Credit Suisse entered into an expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.95%, 2.70% and 1.70% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2014.

Additionally, the Board received and considered information comparing the Fund's Gross Advisory Fee, the combined Gross Advisory Fee and gross administration fee (together, the "Gross Management Fee"), the Gross Management Fee less waivers (the "Net Management Fee"), and the Fund's net total expenses with those of funds in the relevant expense group ("Expense Group") provided by an independent provider of investment company data. The Board also received and considered information comparing the Fund's net total expenses and Net Management Fee to the funds in the relevant Morningstar category ("Morningstar Category"). The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Morningstar Category.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio

39

Credit Suisse Multialternative Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered performance results of the Fund since inception, along with comparisons to the Expense Group and Morningstar Category for the Fund.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Accordingly, the Board considered whether breakpoints in the Fund's advisory fee structure would be appropriate and reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include,

40

Credit Suisse Multialternative Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to Credit Suisse and an affiliate of Credit Suisse for co-administration and distribution services, respectively.

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The Gross Advisory Fee and the Net Management Fee were below the median of the Expense Group, but the Gross Management Fee and the net total expenses were above the median of the Expense Group. The Board also considered the demands, complexity and quality of the investment management of the Fund and the Expense Limitation Agreement. The Board determined the fees to be reasonable. In addition, the Trustees concluded that the advisory fees are based on services provided that will be in addition to, rather than duplicative of, the services provided under the advisory contracts of any underlying fund in which the Fund may invest.

•  The Fund's performance, which was above the median of the Expense Group for the year-to-date and one-year periods ended September 30, 2013, was satisfactory. The Fund also outperformed its Morningstar Category average for the year to date and one-year periods ended September 30, 2013.

41

Credit Suisse Multialternative Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

•  The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

42

Credit Suisse Multialternative Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

43

Credit Suisse Multialternative Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of March 31, 2014.

44

Credit Suisse Multialternative Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

45

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MSF-SAR-0414

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2014
  (unaudited)

■  CREDIT SUISSE
STRATEGIC INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report
April 30, 2014 (unaudited)

June 23, 2014

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Strategic Income Fund (the "Fund"), for the six-months ended April 30, 2014.

Performance Summary
11/01/13 – 04/30/14

Fund & Benchmark	Performance
Class I1	5.72%
Class A1,2	5.56%
Class C1,2	5.22%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index[3]	0.04%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review: An interesting period for fixed income

The six-months ended April 30, 2014, was a volatile period for fixed income markets, with the BofA Merrill Lynch 3-Month US Treasury Bill Index, the Fund's benchmark, returning 0.04%. Fed tapering of the quantitative easing program initially caused widening of the 10-year Treasury, which peaked at 3.03% in December of 2013. In contrast, so far in 2014, fixed income markets have remained resilient, with a rally in the 10-year Treasury that tightened yields to 2.65% by the end of April. In turn, these robust conditions have supported a bid for duration products.

Credit markets, in both the investment grade and high yield space, have posted positive returns for the period. The BofA Merrill Lynch US Corporate Index returned 4.17%, while the BofA Merrill Lynch High Yield Master II Constrained Index registered a return of 3.70%. Additionally, the Credit Suisse Leveraged Loan Index posted a return of 2.56% for the period.

Notable headlines within credit markets include the highly telegraphed default of Energy Futures (TXU), a Texas based utility company. Absent this default, expectations for default rates continue to remain below historical averages given the constructive outlook on fundamentals.

Additionally, during the period, high yield spreads tightened by 57 basis points versus Treasuries to finish April at +388 basis points. The yield-to-worst finished the month close to unchanged at 5.22%, compared to 5.66% at the end of October. The discount margin for the senior loan asset class, using a three-year

1

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

average life assumption, tightened 34 basis points to +464 basis points. The average price for the Credit Suisse Leveraged Loan Index finished the period at 98.62 (up 0.40 points).

Portfolio Review and Outlook: Well positioned for the near term

For the six-months ended April 30, 2014, the Fund outperformed the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, its benchmark. Given the positive interest rate and credit rate environments, returns in the high yield, leveraged loans and collateralized loan obligation ("CLO") asset classes all contributed to returns.

The Fund has favored the defensive segments of the senior loan asset class and will focus on shorter duration, lower beta securities. Within the loan asset class, the Fund has been focused on the new issue calendar, in both first lien and second lien paper, where we believe there is compelling value versus the existing secondary market. In high yield bonds, we have also taken advantage of recent interest rate volatility by taking profits in bonds with 8-10 year maturities that have traded higher with Treasuries. In CLOs, the Fund has been taking gains on seasoned junior mezzanine tranches and rotating into longer duration tranches at a lower dollar price, both in the primary and secondary markets.

Fundamentals generally remained strong, supporting our continued below-average default rate outlook. Treasury yields have continued to remain low and have provided additional support to fixed income markets. In addition, positive high yield fund flows have lent strength to the market. Looking forward, although high yield markets have rallied through the beginning of this year, we believe valuations in many cases are capped as a portion of bonds in the high yield market are already trading at or above their call prices. Given that many names within the loan universe are already trading near or above par, our outlook for the loan market for the remainder of 2014 is for returns to be focused on interest collection coupled with limited price upside.

The credit landscape continues to be constructive, though we are keeping an eye on companies with over-levered balance sheets. With the discount margin at 464 basis points, the market is currently trading slightly wide of historical averages. However, given low default expectations, valuations continue to be compelling from a risk-return perspective. Therefore, we continue to be selective in security selection and overall, we believe that the loan market is well positioned in the near term.

In the CLO asset class, while new issuance has been robust, spreads have softened somewhat due to the flood of supply. We continue to like the asset class,

2

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

and the Fund is adding selectively to better-enhanced mezzanine tranches (rated BBB and BB) within the heavy new issue pipeline.

Against these backdrops, we will remain selective in security selection and look for pockets of opportunities within the high yield, leveraged loan and CLO classes.

The Credit Suisse Credit Investments Group

John G. Popp
Andrew H. Marshak
Thomas J. Flannery
Louis I. Farano
Wing Chan

Senior secured floating rate loans ("Senior Loans") are subject to the risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer's capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

Collateralized loan obligations ("CLOs") are subject to the risk of substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs depend largely on the type of the underlying loans and the tranche of CLOs in which the Fund invests. In addition, CLOs carry risks including interest rate risk and credit risk.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

3

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2014; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was 0.56%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 4.22%.

3  Using only liquid securities, the BofA Merrill Lynch 3 Month U.S. Treasury Bill Index seeks to replicate the return of the overall hedge fund industry, as represented by the Dow Jones Credit Suisse Hedge Fund Index. An index does not have transactions costs; investors may not invest directly in an index.

4

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Average Annual Returns as of April 30, 20141

	1 Year	Since Inception[2]
Class I	8.60%	11.87%
Class A Without Sales Charge	8.29%	11.61%
Class A With Maximum Sales Charge	3.17%	8.23%
Class C Without CDSC	7.54%	10.81%
Class C With CDSC	6.54%	10.81%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 1.16% for Class I shares, 1.41% for Class A shares and 2.16% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.99% for Class I shares, 1.24% for Class A shares and 1.99% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 0.99% of the Fund's average daily net assets for Class I shares, 1.24% of the Fund's average daily net assets for Class A shares and 1.99% of the Fund's average daily net assets for Class C shares through at least February 28, 2015.

2  Inception Date September 28, 2012.

5

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-months ended April 30, 2014.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Expenses and Value for a $1,000 Investment
for the six months ended April 30, 2014

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/13	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/14	$1,057.20	$1,055.60	$1,052.20
Expenses Paid per $1,000*	$5.05	$6.32	$10.13
Hypothetical 5% Fund Return
Beginning Account Value 11/01/13	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/14	$1,019.89	$1,018.65	$1,014.93
Expenses Paid per $1,000*	$4.96	$6.21	$9.94
	Class I	Class A	Class C
Annualized Expense Ratios*	0.99%	1.24%	1.99%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

7

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of April 30, 2014)

S&P Ratings

BBB	1.2%
BB	22.5
B	38.2
CCC	14.4
NR	7.2
Subtotal	83.5
Equity and Other	1.9
Short-Term Investment[1]	14.6
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2014.

8

Credit Suisse Strategic Income Fund
Schedule of Investments
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (30.1%)
Beverages (1.2%)
$1,000	Premier Foods Finance PLC, Rule 144A, Senior Secured Notes (Callable 03/15/17 @ 103.25)‡£	(B, B2)	03/15/21	6.500	$1,735,154
Brokerage (0.9%)
500	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 105.53)‡	(B, B1)	04/01/20	7.375	526,250
750	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/17 @ 105.16)‡	(B, B1)	04/15/22	6.875	753,750
					1,280,000
Building & Construction (0.4%)
500	Rialto Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 103.50)‡	(B, B2)	12/01/18	7.000	522,188
Building Materials (1.4%)
1,000	Euramax International, Inc., Global Senior Secured Notes (Callable 04/01/15 @ 100.00)	(B-, Caa2)	04/01/16	9.500	1,007,500
1,000	Headwaters, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/16 @ 103.63)‡	(CCC+, Caa2)	01/15/19	7.250	1,057,500
					2,065,000
Chemicals (1.0%)
500	Axalta Coating Systems Dutch Holding, Inc., Reg S, Senior Secured Notes (Callable 02/01/16 @ 104.31)€	(B+, B1)	02/01/21	5.750	746,525
500	Ineos Group Holdings S.A., Rule 144A, Company Guaranteed Notes (Callable 02/15/16 @ 102.94)‡	(B-, B3)	02/15/19	5.875	511,250
250	Polymer Group, Inc., Global Senior Secured Notes (Callable 02/01/15 @ 103.88)	(B-, B1)	02/01/19	7.750	269,375
34	Reichhold Industries, Inc., PIK, Rule 144A, Senior Secured Notes‡	(CCC-, NR)	05/08/17	11.000	22,209
					1,549,359
Consumer Products (0.7%)
1,000	Alphabet Holding Co., Inc., PIK, Global Senior Unsecured Notes (Callable 11/01/14 @ 102.00)	(B-, Caa1)	11/01/17	8.500	1,036,250

See Accompanying Notes to Financial Statements.
9

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Diversified Capital Goods (1.0%)
$750	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	05/01/19	5.625	$804,375
750	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/17 @ 102.75)‡	(B+, Ba2)	09/01/22	5.500	766,875
					1,571,250
Electronics (0.3%)
500	Flextronics International Ltd., Global Company Guaranteed Notes	(BB+, Ba1)	02/15/20	4.625	505,000
Energy - Exploration & Production (1.0%)
1,000	Bonanza Creek Energy, Inc., Global Company Guaranteed Notes (Callable 04/15/17 @ 103.38)	(B-, B3)	04/15/21	6.750	1,075,000
500	Harkand Finance, Inc., Rule 144A, Senior Secured Notes (Callable 03/28/16 @ 104.50)‡	(NR, NR)	03/28/19	7.500	502,500
					1,577,500
Environmental (0.5%)
700	EnergySolutions LLC, Global Company Guaranteed Notes (Callable 08/15/14 @ 105.38)	(B+, Caa2)	08/15/18	10.750	736,750
Gaming (0.7%)
750	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/17 @ 104.13)‡€	(B, B2)	02/15/21	8.250	1,117,905
Gas Distribution (2.0%)
1,000	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	1,157,500
1,000	Genesis Energy LP, Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)	(B, B1)	02/15/21	5.750	1,045,000
750	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 103.25)	(BB-, B1)	03/01/20	6.500	802,500
					3,005,000
Health Facilities (1.1%)
500	Aviv Healthcare Capital Corp., Global Company Guaranteed Notes (Callable 10/15/17 @ 103.00)	(BB, Ba3)	10/15/21	6.000	527,500
700	MPT Finance Corp., Company Guaranteed Notes (Callable 02/15/17 @ 103.19)	(BB, Ba1)	02/15/22	6.375	754,250

See Accompanying Notes to Financial Statements.
10

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Health Facilities
$400	MPT Finance Corp., Global Company Guaranteed Notes (Callable 05/01/16 @ 103.44)	(BB, Ba1)	05/01/21	6.875	$437,000
					1,718,750
Hotels (0.9%)
1,000	Financiere Quick SAS, Rule 144A, Unsecured Notes (Callable 10/15/15 @ 102.00)‡€#	(CCC, Caa2)	10/15/19	7.825	1,393,620
Insurance Brokerage (0.2%)
250	A-S Merger Sub LLC, Rule 144A, Senior Unsecured Notes (Callable 12/15/15 @ 103.94)‡	(CCC+, Caa2)	12/15/20	7.875	266,250
Investments & Misc. Financial Services (0.6%)
500	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 10/01/15 @ 107.78)‡£	(B+, B2)	10/01/19	10.375	960,363
Media - Cable (1.0%)
1,000	Midcontinent Communications & Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/16 @ 104.69)‡	(B-, B3)	08/01/21	6.250	1,040,000
250	Virgin Media Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/18 @ 103.19)‡	(B, B2)	04/15/23	6.375	263,750
250	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/15/17 @ 102.69)‡	(BB-, Ba3)	04/15/21	5.375	257,500
					1,561,250
Media - Diversified (0.7%)
965	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	1,018,075
35	National CineMedia LLC, Global Senior Unsecured Notes (Callable 07/15/16 @ 103.94)	(B, B2)	07/15/21	7.875	38,762
					1,056,837
Media - Services (1.1%)
500	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	537,500
1,000	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 01/15/16 @ 104.50)‡	(B+, B1)	01/15/21	6.000	1,052,500
					1,590,000

See Accompanying Notes to Financial Statements.
11

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Medical Products (0.1%)
$200	Grifols Worldwide Operations Ltd., Rule 144A, Senior Unsecured Notes (Callable 04/01/17 @ 103.94)‡	(B+, B1)	04/01/22	5.250	$203,500
Metals & Mining - Excluding Steel (3.9%)
500	Boart Longyear Management Pty. Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ 103.50)‡	(CCC+, Caa2)	04/01/21	7.000	382,500
500	Boart Longyear Management Pty. Ltd., Rule 144A, Senior Secured Notes‡	(B, B2)	10/01/18	10.000	527,500
750	Eldorado Gold Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/16 @ 103.06)‡	(BB, Ba3)	12/15/20	6.125	755,625
1,000	KGHM International Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 103.88)‡	(BB-, B1)	06/15/19	7.750	1,080,000
750	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 105.50)	(CCC+, Caa2)	06/01/19	11.000	706,875
2,000	Taseko Mines Ltd., Company Guaranteed Notes (Callable 04/15/15 @ 103.88)	(B, B3)	04/15/19	7.750	2,050,000
500	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63)‡	(NR, NR)	05/15/19	9.250	337,500
					5,840,000
Oil Field Equipment & Services (1.1%)
900	Pioneer Energy Services Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/17 @ 104.59)‡	(B+, B2)	03/15/22	6.125	924,750
500	Shelf Drilling Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 104.31)‡	(B+, B1)	11/01/18	8.625	541,250
250	Sidewinder Drilling, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 104.88)‡	(B-, B3)	11/15/19	9.750	248,750
					1,714,750
Oil Refining & Marketing (2.0%)
1,000	Coffeyville Finance, Inc., Global Secured Notes (Callable 11/01/17 @ 103.25)	(B+, B2)	11/01/22	6.500	1,055,000
250	Northern Tier Finance Corp., Global Senior Secured Notes (Callable 11/15/2015 @ 105.34)	(BB-, B1)	11/15/20	7.125	269,375

See Accompanying Notes to Financial Statements.
12

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Oil Refining & Marketing
$1,250	PBF Finance Corp., Global Senior Secured Notes (Callable 02/15/16 @ 104.13)	(BB+, Ba3)	02/15/20	8.250	$1,371,875
250	Western Refining, Inc., Global Company Guaranteed Notes (Callable 04/01/17 @ 103.13)	(B+, B3)	04/01/21	6.250	261,250
					2,957,500
Packaging (0.5%)
750	Reynolds Group Issuer LLC, Global Senior Secured Notes (Callable 10/15/15 @ 104.31)	(B+, B1)	10/15/20	5.750	783,750
Software/Services (1.1%)
1,000	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)	(BB-, Ba3)	01/15/23	4.500	875,000
500	Sophia Holding Finance, Inc., PIK, Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ 102.00)‡	(CCC+, Caa2)	12/01/18	9.625	523,750
250	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 01/15/15 @ 104.56)	(B-, Caa1)	01/15/19	9.125	272,500
					1,671,250
Specialty Retail (0.6%)
850	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 102.88)	(B, B2)	10/01/22	5.750	893,563
Support-Services (1.8%)
500	BlueLine Rental Finance Corp., Rule 144A, Secured Notes (Callable 02/01/16 @ 103.50)‡	(B, B3)	02/01/19	7.000	536,250
750	CoreLogic, Inc., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.63)	(B+, B1)	06/01/21	7.250	817,500
500	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/17 @ 103.50)	(B+, B3)	09/01/22	7.000	552,500
250	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 02/15/16 @ 103.31)	(B+, B1)	02/15/21	6.625	270,000
500	TMS International Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/16 @ 105.72)‡	(B-, B3)	10/15/21	7.625	537,500
					2,713,750

See Accompanying Notes to Financial Statements.
13

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Telecom - Integrated/Services (1.4%)
$750	Hughes Satellite Systems Corp., Global Senior Secured Notes	(B+, Ba3)	06/15/19	6.500	$828,750
500	Numericable Group S.A., Rule 144A, Senior Secured Notes (Callable 05/15/16 @ 103.66)‡	(B+, Ba3)	05/15/19	4.875	505,625
600	Numericable Group S.A., Rule 144A, Senior Secured Notes (Callable 05/15/17 @ 104.50)‡	(B+, Ba3)	05/15/22	6.000	615,000
200	Numericable Group S.A., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.13)‡	(B+, Ba3)	05/15/24	6.250	205,000
					2,154,375
Telecom - Wireless (0.4%)
600	Sprint Corp., Rule 144A, Company Guaranteed Notes‡	(BB-, B1)	06/15/24	7.125	631,500
Theaters & Entertainment (0.5%)
250	Carmike Cinemas, Inc., Global Secured Notes (Callable 05/15/15 @ 105.53)	(B, B1)	05/15/19	7.375	273,750
500	Regal Entertainment Group, Senior Unsecured Notes (Callable 06/15/18 @ 102.88)	(B-, B3)	06/15/23	5.750	512,500
					786,250
TOTAL CORPORATE BONDS (Cost $44,009,693)					45,598,614
BANK LOANS (40.1%)
Aerospace & Defense (0.3%)
101	Aveos Fleet Performance, Inc.#	(CCC+, B3)	03/12/15	12.750	10,085
500	LM U.S. Corp. Acquisition, Inc.#	(CCC, Caa2)	10/26/20	9.500	509,375
					519,460
Auto Parts & Equipment (0.9%)
446	ASP HHI Acquisition Co., Inc.#	(B+, B2)	10/05/18	5.000	446,806
950	BBB Industries LLC#	(B-, B2)	03/27/19	5.500	952,769
					1,399,575
Banking (1.3%)
996	Citco Funding LLC#	(NR, B1)	06/29/18	4.250	998,050
995	McJunkin Red Man Corp.#	(BB-, B2)	11/08/19	4.750	1,002,671
					2,000,721
Building Materials (0.7%)
996	Roofing Supply Group Holdings, Inc.#	(B, B3)	05/31/19	5.000	998,299

See Accompanying Notes to Financial Statements.
14

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Chemicals (4.7%)
$494	AIlnex (Luxembourg) & Cy S.C.A.#	(B+, Ba3)	10/03/19	4.500	$493,177
256	Allnex U.S.A., Inc.#	(B+, Ba3)	10/03/19	4.500	255,886
500	Allnex U.S.A., Inc.#	(B-, B3)	04/03/20	8.250	511,250
750	American Pacific Corp.#	(B, B2)	02/27/19	7.000	757,500
1,000	Minerals Technologies, Inc.#	(BB, Ba3)	04/14/21	4.000	1,003,115
500	Oxbow Carbon & Minerals Holdings, Inc.#	(BB-, B2)	01/18/20	8.000	510,937
1,000	PeroxyChem LLC#	(B+, B2)	02/13/20	7.500	1,010,000
1,000	Polymer Group, Inc.#	(B-, B1)	12/13/19	5.250	1,005,625
1,000	Ravago Holdings America, Inc.#	(BB-, B2)	12/18/20	5.500	1,011,875
500	Royal Adhesives and Sealants LLC#	(CCC+, Caa2)	01/31/19	9.750	508,750
					7,068,115
Consumer Products (0.3%)
500	Ranpak Corp.#	(B-, Caa1)	04/23/20	8.500	511,875
Diversified Capital Goods (0.9%)
750	Husky Injection Molding Systems Ltd.#	(B, Ba3)	07/02/18	4.250	752,955
701	Revere Industries LLC#	(CCC-, B3)	04/30/15	10.000	595,807
					1,348,762
Electric - Generation (0.3%)
600	Texas Competitive Electric Holdings Co. LLC#	(CCC, Caa3)	10/10/17	4.737	453,582
Electronics (1.0%)
1,000	Fidji Luxembourg Sarl#	(BB-, B1)	12/27/20	6.250	1,010,000
500	The TriZetto Group, Inc.#	(CCC, Caa2)	03/28/19	8.500	504,375
					1,514,375
Financial Services (0.6%)
1,000	MergerMarket U.S.A., Inc.#	(CCC+, Caa2)	01/07/22	7.500	987,085
Food - Wholesale (0.5%)
748	Big Heart Pet Brands#	(B+, B1)	03/08/20	3.500	743,361
Gaming (0.5%)
746	ROC Finance LLC#	(BB-, B2)	06/20/19	5.000	725,728
Health Facility (0.3%)
496	Premier Dental Services, Inc.#	(B, B3)	11/01/18	6.000	498,416
Health Services (2.6%)
1,133	AccentCare#	(B, B3)	12/22/16	6.500	694,039
794	Alere, Inc.#	(B+, Ba3)	06/30/17	4.250	796,130
1,500	Connolly LLC#	(B, NR)	01/29/21	5.000	1,503,750
1,000	Valitas Health Services, Inc.#	(B, B2)	06/02/17	6.000	977,500
					3,971,419
Household & Leisure Products (0.7%)
1,000	Steinway Musical Instruments#	(B+, Caa1)	09/11/20	9.250	1,027,500

See Accompanying Notes to Financial Statements.
15

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Insurance Brokerage (1.0%)
$1,000	AssuredPartners, Inc.#	(CCC+, Caa2)	04/02/22	7.750	$1,002,500
498	Genex Services, Inc.#	(B, B1)	07/26/18	5.250	499,987
					1,502,487
Insured (0.7%)
1,000	Sedgwick CMS Holdings, Inc.#	(CCC+, Caa2)	02/11/22	6.750	992,190
Investments & Misc. Financial Services (4.0%)
755	EZE Software Group LLC#	(B+, B1)	04/06/20	4.000	754,525
1,691	ION Trading Technologies Sarl#	(CCC+, Caa2)	05/22/21	8.250	1,702,232
1,943	StoneRiver Group LP#	(CCC+, Caa1)	05/29/20	8.500	1,960,825
1,000	TransFirst Holdings, Inc.#	(CCC+, Caa1)	06/27/18	7.500	1,009,170
609	Walter Investment Management Corp.#	(B+, B2)	12/18/20	4.750	604,652
					6,031,404
Life Insurance (0.4%)
377	MMM Holdings, Inc.#	(B+, B2)	12/12/17	9.750	380,122
274	MSO of Puerto Rico, Inc.#	(B+, B2)	12/12/17	9.750	276,362
					656,484
Machinery (0.8%)
409	Alliance Laundry Systems LLC#	(CCC+, Caa2)	12/07/19	9.500	411,136
547	Wheelabrator Allevard S.A.€#^	(NR, NR)	01/24/19	4.288	753,919
					1,165,055
Metals & Mining - Excluding Steel (0.7%)
992	FMG Resources#	(BBB-, Baa3)	06/30/19	4.250	993,675
Oil Field Equipment & Services (1.0%)
1,000	Shelf Drilling Holdings Ltd.#	(B+, B2)	10/08/18	10.000	1,025,000
500	Utex Industries, Inc.#	(CCC+, Caa2)	04/10/21	8.750	505,000
					1,530,000
Oil Refining & Marketing (0.5%)
750	Wildhorse Resources LLC#	(B, B3)	12/13/18	7.500	760,781
Packaging (0.7%)
500	Berlin Packaging LLC#	(CCC+, Caa1)	04/03/20	8.750	511,250
500	Clondalkin Acquisition B.V.#	(CCC+, Caa2)	11/30/20	10.000	502,500
					1,013,750
Pharmaceuticals (1.6%)
963	Auxilium Pharmaceuticals, Inc.#	(B, Ba2)	04/26/17	6.250	976,937
500	Patheon, Inc.#	(B, B2)	03/11/21	4.250	493,957
988	Salix Pharmaceuticals Ltd.#	(BB, Ba1)	01/02/20	4.250	992,670
					2,463,564
Printing & Publishing (1.0%)
736	Harland Clarke Holdings Corp.#	(B+, B1)	05/22/18	7.000	744,217
750	Harland Clarke Holdings Corp.#	(B+, B1)	08/05/19	6.000	755,156
					1,499,373

See Accompanying Notes to Financial Statements.
16

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Restaurants (1.7%)
$700	SSP Financing Ltd.€#	(NR, NR)	06/15/17	1.002	$1,057,680
808	SSP Financing Ltd.£#	(NR, NR)	06/15/17	1.006	1,483,345
					2,541,025
Software/Services (2.3%)
496	Deltek, Inc.#	(B, B1)	10/10/18	4.500	496,234
1,000	Flexera Software, Inc.#	(CCC+, Caa1)	04/02/21	8.000	1,005,000
1,000	Landslide Holdings, Inc.#	(CCC+, Caa1)	02/25/21	8.250	1,003,750
1,000	MRI Software LLC#	(B+, B2)	02/04/21	5.250	1,005,000
					3,509,984
Specialty Retail (2.0%)
995	BJ's Wholesale Club, Inc.#	(B-, B3)	09/26/19	4.500	995,352
1,000	BJ's Wholesale Club, Inc.#	(CCC, Caa2)	03/31/20	8.500	1,024,875
1,000	Ollie's Holdings, Inc.#	(B, B2)	09/28/19	4.750	1,002,500
					3,022,727
Support-Services (1.3%)
987	Evergreen Tank Solutions#	(B-, B3)	09/28/18	9.500	989,314
1,000	Institutional Shareholder Services, Inc.#	(B+, B2)	04/30/21	5.000	995,000
					1,984,314
Telecom - Integrated/Services (1.3%)
1,000	Coronado Guarantor LLC#	(CCC+, Caa1)	05/25/21	8.750	1,011,565
992	Zayo Group LLC#	(B, B1)	07/02/19	4.000	991,502
					2,003,067
Telecommunications Equipment (0.6%)
991	Avaya, Inc.#	(B, B1)	10/26/17	4.734	959,703
Theaters & Entertainment (0.3%)
473	MTL Publishing LLC#	(BB-, Ba3)	06/29/18	3.750	472,138
Transportation - Excluding Air/Rail (2.6%)
1,801	Fraikin France€#^	(CCC+, B2)	03/31/17	5.427	2,371,773
1,495	Navios Maritime Partners LP#	(BB, Ba3)	06/27/18	5.250	1,516,491
					3,888,264
TOTAL BANK LOANS (Cost $59,984,139)					60,758,258
ASSET BACKED SECURITIES (18.1%)
Collateralized Debt Obligations (18.1%)
750	ALM V Ltd., 2012-5A, Rule 144A‡#	(NR, Ba2)	02/13/23	5.737	750,422
900	ARES CLO Ltd., 2012-2A, Rule 144A‡#	(BB, NR)	10/12/23	6.027	898,080
1,000	Atlas Senior Loan Fund Ltd., 2012-1A, Rule 144A‡#	(BB-, NR)	08/15/24	6.486	1,000,655
750	Black Diamond CLO Ltd., 2012-1A, Rule 144A‡#	(BB, NR)	02/01/23	6.238	746,650
900	BlueMountain CLO Ltd., 2013-2A, Rule 144A‡#	(BB, NR)	01/22/25	5.278	853,879
1,177	Carlyle Global Market Strategies CLO Ltd., 2012-3A, Rule 144A‡#	(BB, NR)	10/04/24	5.727	1,155,606

See Accompanying Notes to Financial Statements.
17

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES
Collateralized Debt Obligations
$750	Carlyle Global Market Strategies CLO Ltd., 2012-4A, Rule 144A‡	(NR, NR)	01/20/25	0.000	$667,500
750	Catamaran CLO Ltd., 2014-1A, Rule 144A‡#^	(BB, NR)	04/20/26	4.705	672,623
600	CIFC Funding Ltd., 2012-3A, Rule 144A‡#	(BB-, NR)	01/29/25	6.227	599,886
750	CIFC Funding Ltd., 2012-3A, Rule 144A‡#	(B, NR)	01/29/25	7.127	751,999
500	CIFC Funding Ltd., 2013-3A, Rule 144A‡#	(BB, NR)	10/24/25	5.006	467,935
500	Gale Force 4 CLO Ltd., 2007-4A, Rule 144A‡#	(BBB, Ba1)	08/20/21	3.735	495,420
750	Greywolf CLO Ltd., 2014-1A, Rule 144A‡#	(BB, NR)	04/22/26	5.326	709,658
500	Halcyon Loan Advisors Funding Ltd., 2012-2A, Rule 144A‡#	(BB, NR)	12/20/24	5.635	482,694
1,000	ING Investment Management CLO Ltd., 2012-1RA, Rule 144A‡#	(B, NR)	03/14/22	6.734	1,000,234
500	Jamestown CLO III Ltd., 2013-3A, Rule 144A‡#	(BB-, NR)	01/15/26	4.843	457,835
500	JFIN CLO Ltd., 2013-1A, Rule 144A‡#	(BB, NR)	01/20/25	4.978	462,430
1,300	KVK CLO Ltd., 2013-1A, Rule 144A‡#	(BB, NR)	04/14/25	5.727	1,267,271
500	Neuberger Berman CLO Ltd., 2012-12A, Rule 144A‡#	(BB, NR)	07/25/23	7.239	501,319
500	Ocean Trails CLO IV, 2013-4A, Rule 144A‡#	(BBB, NR)	08/13/25	4.237	495,063
1,000	Ocean Trails CLO IV, 2013-4A, Rule 144A‡#	(B, NR)	08/13/25	6.137	937,886
1,000	Octagon Investment Partners XIV Ltd., 2012-1A, Rule 144A‡#	(BB-, NR)	01/15/24	5.489	961,401
750	Octagon Investment Partners XIV Ltd., 2012-1A, Rule 144A‡#	(B, NR)	01/15/24	6.739	728,485
500	OZLM Funding V Ltd., 2013-5A, Rule 144A‡#	(BB, NR)	01/17/26	5.028	463,240
1,000	Shackleton CLO Ltd., 2014-5A, Rule 144A‡^	(BB-, NR)	05/07/26	4.580	876,900
1,000	Shackleton I CLO Ltd., 2012-1A, Rule 144A‡#	(BB, NR)	08/14/23	6.434	1,000,005
750	Shackleton II CLO Ltd., 2012-2A, Rule 144A‡#	(BB, NR)	10/20/23	5.437	720,563
750	Sound Point CLO II Ltd., 2013-1A, Rule 144A‡#	(B, NR)	04/26/25	5.728	681,523
1,000	Sound Point CLO IV Ltd., 2013-3A, Rule 144A‡#	(NR, Ba3)	01/21/26	4.728	897,358
750	Sound Point CLO IV Ltd., 2013-3A, Rule 144A‡#	(NR, B2)	01/21/26	5.178	650,735
750	Sound Point CLO V Ltd., 2014-1A, Rule 144A‡#	(NR, Ba3)	04/18/26	4.502	656,882
750	Trinitas CLO Ltd., 2014-1A, Rule 144A‡#^	(BB, NR)	04/15/26	4.983	683,290
1,325	Venture X CDO Ltd., 2014-17A, Rule 144A‡	(NR, Ba2)	07/15/26	5.225	1,214,230
750	Venture X CLO Ltd., 2012-12A, Rule 144A‡#	(BB, NR)	02/28/24	5.533	720,857
1,000	Whitehorse VII Ltd., 2013-1A, Rule 144A‡#	(BB-, NR)	11/24/25	5.036	933,609
1,000	Whitehorse VII Ltd., 2014-1A, Rule 144A‡^	(NR, Ba3)	05/01/26	4.550	884,600
TOTAL ASSET BACKED SECURITIES (Cost $27,195,079)					27,448,723
Number of Shares
COMMON STOCK (1.9%)
Diversified Capital Goods (1.9%)
698,462	Electrical Components International, Inc.* (Cost $2,130,309)				2,968,464

See Accompanying Notes to Financial Statements.
18

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

Par (000)		Maturity	Rate%	Value
SHORT-TERM INVESTMENT (15.5%)
$23,435	State Street Bank and Trust Co. Euro Time Deposit (Cost $23,435,000)	05/01/14	0.010	$23,435,000
TOTAL INVESTMENTS AT VALUE (105.7%) (Cost $156,754,220)				160,209,059
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.7%)				(8,641,515)
NET ASSETS (100.0%)				$151,567,544

INVESTMENT ABBREVIATIONS

NR = Not Rated

PIK = Payment in Kind

Reg S = Regulation S

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, these securities amounted to a value of $48,950,787 or 32.3% of net assets.

£  This security is denominated in British Pound.

€  This security is denominated in Euro.

#  Variable rate obligations — The interest rate is the rate as of April 30, 2014.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

*  Non-income producing security.

See Accompanying Notes to Financial Statements.
19

Credit Suisse Strategic Income Fund
Statement of Assets and Liabilities
April 30, 2014 (unaudited)

Assets
Investments at value (Cost $156,754,220) (Note 2)	$160,209,059
Cash	37,706
Foreign currency at value (cost $2,372,094)	2,384,113
Receivable for fund shares sold	2,561,073
Interest receivable	1,169,753
Receivable for investments sold	697,325
Prepaid expenses	33,623
Total Assets	167,092,652
Liabilities
Advisory fee payable (Note 3)	81,091
Administrative services fee payable (Note 3)	15,106
Shareholder servicing/Distribution fee payable (Note 3)	17,744
Payable for investments purchased	15,006,750
Payable for fund shares redeemed	202,833
Unrealized depreciation on forward currency contracts (Note 2)	63,663
Dividend payable	2,841
Accrued expenses	135,080
Total Liabilities	15,525,108
Net Assets
Capital stock, $.001 par value (Note 6)	14,010
Paid-in capital (Note 6)	147,632,728
Accumulated net investment loss	(46,955)
Accumulated net realized gain from investments and foreign currency transactions	586,136
Net unrealized appreciation from investments and foreign currency translations	3,381,625
Net Assets	$151,567,544
I Shares
Net assets	$64,531,042
Shares outstanding	5,967,998
Net asset value, offering price and redemption price per share	$10.81
A Shares
Net assets	$85,839,430
Shares outstanding	7,931,816
Net asset value and redemption price per share	$10.82
Maximum offering price per share (net asset value/(1-4.75%))	$11.36
C Shares
Net assets	$1,197,072
Shares outstanding	110,655
Net asset value, offering price and redemption price per share	$10.82

See Accompanying Notes to Financial Statements.
20

Credit Suisse Strategic Income Fund
Statement of Operations
For the Six Months Ended April 30, 2014 (unaudited)

Investment Income (Note 2)
Interest	$3,347,020
Total investment income	3,347,020
Expenses
Investment advisory fees (Note 3)	391,927
Administrative services fees (Note 3)	70,725
Shareholder servicing/Distribution fees (Note 3)
Class A	76,563
Class C	2,723
Legal fees	30,204
Registration fees	26,043
Audit and tax fees	25,399
Transfer agent fees (Note 3)	17,562
Trustees' fees	17,488
Printing fees (Note 3)	11,068
Custodian fees	9,877
Insurance expense	905
Commitment fees (Note 4)	142
Interest expense (Note 4)	35
Miscellaneous expense	4,018
Total expenses	684,679
Less: fees waived (Note 3)	(88,016)
Net expenses	596,663
Net investment income	2,750,357
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	771,498
Net realized loss from foreign currency transactions	(202,607)
Net change in unrealized appreciation (depreciation) from investments	2,292,540
Net change in unrealized appreciation (depreciation) from foreign currency translations	(58,287)
Net realized and unrealized gain from investments and foreign currency related items	2,803,144
Net increase in net assets resulting from operations	$5,553,501

See Accompanying Notes to Financial Statements.
21

Credit Suisse Strategic Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2014 (unaudited)	For the Year Ended October 31, 2013
From Operations
Net investment income	$2,750,357	$2,183,342
Net realized gain from investments and foreign currency transactions	568,891	1,183,257
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	2,234,253	1,096,476
Net increase in net assets resulting from operations	5,553,501	4,463,075
From Dividends and Distributions
Dividends from net investment income
Class I	(1,170,321)	(1,613,430)
Class A	(1,606,609)	(562,582)
Class C	(11,449)	(7,330)
Distributions from net realized gains
Class I	(444,056)	(31,458)
Class A	(730,997)	(153)
Class C	(2,529)	(208)
Net decrease in net assets resulting from dividends and distributions	(3,965,961)	(2,215,161)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	72,244,909	76,580,548
Reinvestment of dividends and distributions	3,950,227	2,201,120
Net asset value of shares redeemed	(4,806,999)[1]	(23,349,446)[2]
Net increase in net assets from capital share transactions	71,388,137	55,432,222
Net increase in net assets	72,975,677	57,680,136
Net Assets
Beginning of period	78,591,867	20,911,731
End of period	$151,567,544	$78,591,867
Accumulated net investment loss	$(46,955)	$(8,933)

1  Net of $418 of redemption fees retained by the Fund.

2  Net of $1,563 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.
22

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2014	For the Year Ended October 31,
	(unaudited)	2013	2012[1]
Per share data
Net asset value, beginning of period	$10.65	$10.06	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.29	0.61	0.01
Net gain on investments and foreign currency related items (both realized and unrealized)	0.31	0.60	0.06
Total from investment operations	0.60	1.21	0.07
REDEMPTION FEES	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.30)	(0.60)	(0.01)
Distributions from net realized gains	(0.14)	(0.02)	—
Total dividends and distributions	(0.44)	(0.62)	(0.01)
Net asset value, end of period	$10.81	$10.65	$10.06
Total return[4]	5.72%	12.29%	0.67%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$64,531	$31,830	$20,710
Ratio of net expenses to average net assets	0.99%[5]	0.99%	0.99%[5]
Ratio of net investment income to average net assets	5.39%[5]	5.77%	0.87%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.17%[5]	0.63%	5.25%[5]
Portfolio turnover rate	51%	159%	31%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.
23

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2014	For the Year Ended October 31,
	(unaudited)	2013	2012[1]
Per share data
Net asset value, beginning of period	$10.66	$10.07	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.28	0.45	0.00[3]
Net gain on investments and foreign currency related items (both realized and unrealized)	0.30	0.73	0.08
Total from investment operations	0.58	1.18	0.08
REDEMPTION FEES	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.28)	(0.57)	(0.01)
Distributions from net realized gains	(0.14)	(0.02)	—
Total dividends and distributions	(0.42)	(0.59)	(0.01)
Net asset value, end of period	$10.82	$10.66	$10.07
Total return[4]	5.56%	11.94%	0.76%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$85,839	$46,573	$101
Ratio of net expenses to average net assets	1.24%[5]	1.24%	1.24%[5]
Ratio of net investment income to average net assets	5.18%[5]	4.22%	0.42%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.17%[5]	0.63%	5.25%[5]
Portfolio turnover rate	51%	159%	31%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.
See Accompanying Notes to Financial Statements.
24

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2014	For the Year Ended October 31,
	(unaudited)	2013	2012[1]
Per share data
Net asset value, beginning of period	$10.65	$10.06	$10.00
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.22	0.50	(0.00)[3]
Net gain on investments and foreign currency related items (both realized and unrealized)	0.33	0.61	0.06
Total from investment operations	0.55	1.11	0.06
REDEMPTION FEES	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.24)	(0.50)	(0.00)[3]
Distributions from net realized gains	(0.14)	(0.02)	—
Total dividends and distributions	(0.38)	(0.52)	(0.00)[3]
Net asset value, end of period	$10.82	$10.65	$10.06
Total return[4]	5.22%	11.18%	0.62%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,197	$189	$101
Ratio of net expenses to average net assets	1.99%[5]	1.99%	1.99%[5]
Ratio of net investment income (loss) to average net assets	4.21%[5]	4.77%	(0.33)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.17%[5]	0.63%	5.25%[5]
Portfolio turnover rate	51%	159%	31%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.
25

Credit Suisse Strategic Income Fund
Notes to Financial Statements
April 30, 2014 (unaudited)

Note 1. Organization

Credit Suisse Strategic Income Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks both current income and capital appreciation as elements of total return. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Forward contracts are valued at the London closing spot rates and the

26

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. The forward contracts are valued at the net of the present value and the spot rate and are generally categorized as Level 2. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Fund's Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

27

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund's assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$45,598,614	$—	$45,598,614
Bank Loans	—	57,632,566	3,125,692	60,758,258
Asset Backed Securities	—	24,331,310	3,117,413	27,448,723
Common Stocks	—	2,968,464	—	2,968,464
Short-term Investments	—	23,435,000	—	23,435,000
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(63,663)	—	(63,663)
	$—	$153,902,291	$6,243,105	$160,145,396

*Other financial instruments include unrealized appreciation(depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of April 30, 2014 in which significant unobservable inputs were used in determining value. Transfers in or out of Level 3 represent the end of the period value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Asset Backed Securities	Bank Loans	Common Stocks	Total
Balance as of October 31, 2013	$1,794,200	$—	$2,060,463	$3,854,663
Accrued discounts (premiums)	8,674	3,428	—	12,102
Purchases	3,106,497	3,070,414	—	6,176,911
Sales	(1,827,800)	—	—	(1,827,800)
Realized gain (loss)	37,859	—	—	37,859
Change in unrealized appreciation (depreciation)	(2,018)	51,851	—	49,833
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	(2,060,463)	(2,060,463)
Balance as of April 30, 2014	$3,117,412	$3,125,693	$—	$6,243,105
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2014	$(2,018)	$51,851	$—	$49,833

28

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value at 4/30/2014	Valuation Technique(s)	Unobservable Input	Range
Bank Loans	$3,125,692	Market Approach	Single Broker Quote	NA
Asset Backed Securities	$2,434,123	Acquisition Value	Acquisition Value	NA
	$683,290	Market Approach	Single Broker Quote	NA

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

The Fund follows Financial Accounting Standards Board ("FASB") amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended April 30, 2014, there were no significant transfers in and out of Level 1 and Level 2, but there was $2,060,463 transferred out from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund

29

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. For the six months ended April 30, 2014, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Values of Derivative Instruments as of April 30, 2014

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Currency Contracts	Unrealized appreciation on forward currency contracts	$—	Unrealized depreciation on forward currency contracts	$63,663

Effect of Derivative Instruments on the Statement of Operations

	Location	Realized Gain (Loss)	Location	Net Unrealized Appreciation (Depreciation)
Currency Contracts	Net realized loss from foreign currency transactions	$(202,607)	Net change in unrealized appreciation (depreciation) from foreign currency translations	$(58,287)

The notional amount of forward foreign currency contracts at the period ended April 30, 2014 are reflected in the Notes to Financial Statements. The notional amounts of forward foreign currency contracts at each month end throughout the reporting period averaged approximately 5.9% of net assets of the Fund.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

30

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

The following table presents by counterparty the Fund's derivative liabilities net of related collateral pledged by the Fund at April 30, 2014:

Counterparty	Gross Amounts of Liabilites Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Morgan Stanley	$63,663	$—	$—	$—	$63,663

(a)Forward foreign currency exchange contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least

31

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior two fiscal years remain subject to examination by the Internal Revenue Service.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term

32

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. There were no open futures contracts as of April 30, 2014.

I) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging foreign currency risk. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered

33

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

into. At April 30, 2014, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Net Unrealized Appreciation (Depreciation)
USD	7,428,513	EUR	5,375,000	07/15/14	Morgan Stanley	$(7,428,513)	$(7,451,498)	$(22,985)
USD	4,220,479	GBP	2,525,000	07/15/14	Morgan Stanley	(4,220,479)	(4,261,157)	(40,678)
								$(63,663)

Currency Abbreviations:

EUR = Euro
GBP = British Pound
USD = United States Dollar

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2014, there were no securities out on loan. Securities lending income is accrued as earned.

K) OTHER — The high yield, fixed income securities in which the fund will invest will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

34

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2014, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.75% of the Fund's average daily net assets. For the six months ended April 30, 2014, investment advisory fees earned and fees waived/expenses reimbursed were $391,927 and $88,016, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2015. Credit Suisse contractually waives fees and reimburses expenses so that the Fund's annual operating expenses will not exceed 0.99% of the Fund's average daily net assets for Class I shares, 1.24% of the Fund's average daily net assets for Class A shares, and 1.99% of the Fund's average daily net assets for Class C shares.

35

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), an affiliate of Credit Suisse, serves as sub-investment advisor to the Fund directly. Credit Suisse U.K.'s sub-investment advisor fees are paid by Credit Suisse.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2014, co-administrative services fees earned by Credit Suisse were $47,031.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2014, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $23,694.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2014, the Fund paid Rule 12b-1 distribution fees of $76,563 for Class A shares and $2,723 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2014, the Fund reimbursed Credit Suisse $23,396, which is included in the Fund's transfer agent expense.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2014, Merrill was paid $13,682 for its services by the Fund. This amount was included in the printing fees presented on the Statement of Operations.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured

36

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 4. Line of Credit

line of credit facility ("Credit Facility"), in an aggregated amount of $20 million for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2014, and during the six months ended April 30, 2014, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$2,569	1.350%	$312,600

On May 20, 2014, the Board approved to increase the credit facility from $20 million to $200 million effective June 4, 2014.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2014, purchases and sales of investment securities (excluding short-term investments) were $102,599,004 and $50,286,493, respectively.

At April 30, 2014, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$157,003,966
Unrealized appreciation	$3,745,518
Unrealized depreciation	(343,925)
Net unrealized appreciation (depreciation)	$3,401,593

37

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2014 (unaudited)		For the Year Ended October 31, 2013
	Shares	Value	Shares	Value
Shares sold	2,959,787	$31,821,834	1,096,985	$11,429,787
Shares issued in reinvestment of dividends and distributions	150,581	1,608,178	155,857	1,638,107
Shares redeemed	(130,337)	(1,399,480)	(322,555)	(3,422,530)
Net increase	2,980,031	$32,030,532	930,287	$9,645,364
	Class A
	For the Six Months Ended April 30, 2014 (unaudited)		For the Year Ended October 31, 2013
	Shares	Value	Shares	Value
Shares sold	3,662,196	$39,435,771	6,183,314	$65,076,457
Shares issued in reinvestment of dividends and distributions	218,070	2,328,574	52,394	555,475
Shares redeemed	(317,528)	(3,406,249)	(1,876,636)	(19,925,148)
Net increase	3,562,738	$38,358,096	4,359,072	$45,706,784
	Class C
	For the Six Months Ended April 30, 2014 (unaudited)		For the Year Ended October 31, 2013
	Shares	Value	Shares	Value
Shares sold	91,774	$987,304	7,199	$74,304
Shares issued in reinvestment of dividends and distributions	1,258	13,475	718	7,538
Shares redeemed	(128)	(1,270)	(168)	(1,768)
Net increase	92,904	$999,509	7,749	$80,074

Prior to February 1, 2014, the Fund imposed a redemption fee of 2% of the value of shares that were redeemed or exchanged within 30 days from the date of purchase. For the six months ended April 30, 2014 and the year ended October 31, 2013, the redemption fees received by the Fund were $418 and $1,563, respectively. On February 1, 2014, the Fund eliminated the redemption fee.

38

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 6. Capital Share Transactions

On April 30, 2014, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	4	*	92%
Class A	2	*	90%
Class C	7	*	60%

*This includes the seed money from Merchant Holdings, Inc., an affiliate of Credit Suisse.

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia charging Credit Suisse AG ("CSAG") with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign accounts for U.S. taxpayers, provision of investment services to U.S. clients,

39

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 8. Other Matters

and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange Commission (the "Commission") on February 21, 2014 to resolve an investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Fund was named in the Plea Agreement (as defined below) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Fund, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Fund.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment companies, such as the Fund. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Fund, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or non-U.S. regulatory or enforcement agencies as having been responsible for the

40

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 8. Other Matters

conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Fund that Credit Suisse and CSSU believe the Settlements will not have any material impact on the Fund or on the ability of Credit Suisse or CSSU to perform services for the Fund.

41

Credit Suisse Strategic Income Fund
Board Approval of Advisory Agreement
and Sub-Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement and the Sub-Advisory Agreement for the Fund, the Board, including all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 11 and 12, 2013, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee rate of 0.75% of the Fund's average daily net assets ("Gross Advisory Fee") for the Fund in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"), as investment adviser, and Credit Suisse Asset Management Limited (the "Sub-Adviser"), as sub-adviser. The Board noted that the compensation paid to the Sub-Adviser does not increase the fees and expenses otherwise incurred by the Fund. The Board also considered that Credit Suisse has entered into an expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.24%, 1.99% and 0.99% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2014.

Additionally, the Board received and considered information comparing the Fund's Gross Advisory Fee, the combined Gross Advisory Fee and gross administration fee (together, the "Gross Management Fee"), the Gross Management Fee less waivers (the "Net Management Fee"), and the Fund's net total expenses with those of funds in the relevant expense group ("Expense Group") provided by an independent provider of investment company data. The Board also received and considered information comparing the Fund's net total expenses and Net Management Fee to the funds in the relevant Morningstar category ("Morningstar Category"). The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Morningstar Category.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement and by the Sub-Adviser under the Sub-Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse and the Sub-Adviser. The Board reviewed background information about Credit Suisse

42

Credit Suisse Strategic Income Fund
Board Approval of Advisory Agreement
and Sub-Advisory Agreement (unaudited) (continued)

and the Sub-Adviser including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse and the Sub-Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

In approving the renewal of the Sub-Advisory Agreement, the Board considered the benefits of retaining Credit Suisse's affiliate as the Fund's Sub-Adviser and the Sub-Adviser's investment style.

Fund Performance

The Board received and considered performance results of the Fund since inception, along with comparisons to the Expense Group and Morningstar Category for the Fund.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether

43

Credit Suisse Strategic Income Fund
Board Approval of Advisory Agreement
and Sub-Advisory Agreement (unaudited) (continued)

there is potential for realization of any further economies of scale. Accordingly, the Board considered whether breakpoints in the Fund's advisory fee structure would be appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse, the Sub-Adviser and their affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's and the Sub-Adviser's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to Credit Suisse and an affiliate of Credit Suisse for co-administration and distribution services, respectively.

The Board considered the standards Credit Suisse and the Sub-Adviser applied in seeking best execution for the Fund and considered Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse and the Sub-Adviser, and approving the renewal of the Advisory Agreement and the investment advisory fee under such agreement and the Sub-Advisory Agreement, the Board concluded that:

•  The Gross Advisory Fee, the Gross Management Fee, and the net total expenses were all above the median and in the first quartile of the Expense Group, and the Net Management Fee was below the median of the Expense

44

Credit Suisse Strategic Income Fund
Board Approval of Advisory Agreement
and Sub-Advisory Agreement (unaudited) (continued)

Group. The Board also considered the demands, complexity and quality of the investment management of the Fund and the Expense Limitation Agreement. The Board determined the fees to be reasonable.

•  The Fund's performance, which was above the median of the Expense Group for the year-to-date and one-year periods ended September 30, 2013, was satisfactory. The Fund also outperformed its Morningstar Category average for year-to-date and one-year periods.

•  The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and the Sub-Adviser and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement and the Sub-Adviser under the Sub-Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

45

Credit Suisse Strategic Income Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

46

Credit Suisse Strategic Income Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of March 31, 2014.

47

Credit Suisse Strategic Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

48

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  SlF-SAR-0414

CREDIT SUISSE FUNDS

Semiannual Report

  April 30, 2014
  (unaudited)

■  CREDIT SUISSE
FLOATING RATE HIGH INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report
April 30, 2014 (unaudited)

June 23, 2014

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Floating Rate High Income Fund (the "Fund"), for the six-months ended April 30, 2014.

Performance Summary
11/01/13 – 04/30/14

Fund & Benchmark	Performance
Class I1	2.05%
Class A1,2	1.91%
Class B1,2	1.53%
Class C1,2	1.53%
Credit Suisse Leveraged Loan Index Total Return[3]	2.56%

Performance shown for the Fund's Class A, Class B and Class C Shares does not reflect sales charges, which are a maximum of 4.75%, 4.00% and 1.00%, respectively.2

Market Review: A positive period

The six-months ended April 30, 2014, was a positive period for senior secured loans, with the the Credit Suisse Leveraged Loan Index (the "Index"), the Fund's benchmark, returning 2.56% for the period.

The discount margin for the senior loan asset class, using a three-year average life assumption, tightened 34 basis points during the period, to +464 basis points. The average index price finished the period at 98.62, up by 0.40 points.

In the senior loan market, the credit landscape has been constructive, with fundamentals benign as forecasts for defaults in 2014 and 2015 are expected to be sub-2% (excluding the default of Energy Futures (TXU), a Texas utility company). Although overall default rates rose to 4.64% versus 2.31% in October, as a result of the much-telegraphed default of Energy Futures (TXU), many market participants believe that expected default rates will remain contained over the next 12-18 months.

Company balance sheets continue to be healthy, with many corporations taking advantage of robust conditions to refinance their debt and extend maturity. In fact, according to JP Morgan, of the $299 billion in new issuance for this period, 64% were for re-financings or re-pricings.

From a demand perspective, though the loan market had enjoyed an unprecedented 95 weeks of continued inflows, we have seen the magnitude of

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

inflows temper this year, and in April, the loan market saw its first mutual fund outflow. In 2013, senior loan mutual fund inflows totaled $62.8 billion, as reported by Lipper FMI. Through April 2014, year-to-date retail fund flows into the senior loan asset class totaled $7.5 billion.

From a quality point-of view, the lower rated portion of the Index outperformed for the period. Distressed (CC, C, and Default) posted the highest returns of 21.49%, followed by CCC/Split CCC loans, which returned 6.29% during the period. Split BBB and BB rated loans underperformed with respective returns of 1.26% and 1.50%.

Portfolio Review and Outlook: Well positioned for the near term

For the six months ended April 30, 2014, the Fund slightly underperformed the Credit Suisse Leveraged Loan Index. Positive security selection in B and BB rated debt contributed to returns. In addition, security selection in the chemicals and healthcare sectors contributed positively to relative returns. On the other hand, underweights to positions in the utilities and printing/publishing sectors detracted from performance.

Portfolio exposures remain underweight in the lower-rated, higher beta names in the Index that typically experience higher volatility during market corrections. We expect the loan market to remain stable in the near term, but remain cautious of potential exogenous shocks that may cause temporary volatility in the loan market in the near future.

Given that many names within the loan universe are already trading near or above par, our outlook for the loan market for the remainder of 2014 is for returns to be focused on interest collection coupled with limited price upside. The credit landscape continues to be constructive, though we are keeping an eye on companies with over-levered balance sheets. With the discount margin at 464 basis points, the market is currently trading slightly wide of historical averages. However, given low default expectations, valuations continue to be compelling from a risk-return perspective. Therefore, we continue to be selective in security selection and overall, we believe that the loan market is well positioned in the near term.

The Credit Suisse Credit Investments Group Team

John G. Popp
Thomas J. Flannery
Louis I. Farano
Wing Chan

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Senior secured floating rate loans ("Senior Loans") are subject to risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer's capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2014; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (2.96)%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was (2.47)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 0.53%.

3  Credit Suisse Leveraged Loan Index is an unmanaged index that is designed to mirror the investable universe of the U.S dollar denominated institutional leveraged loan market. An index does not have transaction costs, investors cannot invest directly in an index.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Average Annual Returns as of April 30, 20141

	1 Year	5 Years	10 Years	Since Inception
Class I Class	3.50%	13.10%	6.86%	6.93%[2]
Class A Without Sales Charge	3.37%	12.84%	6.60%	6.46%[3]
Class A With Maximum Sales Charge	(1.53)%	11.74%	6.08%	6.12%[3]
Class B Without CDSC	2.61%	12.01%	5.83%	5.65%[3]
Class B With CDSC	(1.37)%	12.01%	5.83%	5.65%[3]
Class C Without CDSC	2.60%	11.96%	5.81%	5.74%[4]
Class C With CDSC	1.61%	11.96%	5.81%	5.74%[4]

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 0.73% for Class I shares, 0.98% for Class A shares, 1.73% for Class B shares and 1.73% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.70% for Class I shares, 0.95% for Class A shares, 1.70% for Class B shares and 1.70% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Inception Date 08/01/00.

3  Inception Date 03/08/99.

4  Inception Date 02/28/00.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-months ended April 30, 2014.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2014

Actual Fund Return	Class I	Class A	Class B	Class C
Beginning Account Value 11/01/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/14	$1,020.50	$1,019.10	$1,015.30	$1,015.30
Expenses Paid per $1,000*	$3.51	$4.76	$8.49	$8.49
Hypothetical 5% Fund Return
Beginning Account Value 11/01/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/14	$1,021.32	$1,020.08	$1,016.36	$1,016.36
Expenses Paid per $1,000*	$3.51	$4.76	$8.50	$8.50
	Class I	Class A	Class B	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Credit Quality Breakdown *
(% of Total Investments as of April 30, 2014)

S&P Ratings

BBB	4.3%
BB	31.8
B	50.6
CCC	2.1
NR	4.8
Subtotal	93.6
Equity and Other	0.0
Short-Term Investment[1]	6.4
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2014.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (82.3%)
Aerospace & Defense (1.1%)
$2,415	Camp International Holding Co.#	(B-, B2)	05/31/19	4.750	$2,426,146
1,000	Camp International Holding Co.#	(CCC, Caa2)	11/30/19	8.250	1,025,000
607	Landmark Aviation FBO Canada, Inc.#	(B-, B2)	10/25/19	4.750	609,000
9,005	LM U.S. Corp. Acquisition, Inc.#	(B-, B2)	10/25/19	4.750	9,027,076
7,376	LMI Aerospace, Inc.#	(B, B2)	12/28/18	4.750	7,216,566
					20,303,788
Airlines (0.9%)
6,942	Delta Air Lines, Inc.#	(BB, Ba1)	10/18/18	3.500	6,921,990
10,154	United Air Lines#	(BB-, Ba2)	04/01/19	3.500	10,101,186
					17,023,176
Auto Parts & Equipment (2.9%)
10,288	Affinia Group, Inc.#	(B, B2)	04/25/20	4.750	10,291,979
4,225	Allison Transmission, Inc.#	(BB-, Ba3)	08/23/19	3.750	4,232,394
8,084	ASP HHI Acquisition Co., Inc.#	(B+, B2)	10/05/18	5.000	8,100,484
5,000	CS Intermediate HoldCo 2 LLC#	(BB-, B1)	04/04/21	4.000	4,993,750
13,300	Schaeffler AG#	(BB-, Ba2)	01/27/17	4.250	13,352,402
4,987	UCI International, Inc.#	(B, Ba3)	07/26/17	5.500	5,010,503
9,893	Veyance Technologies, Inc.#	(B, B2)	09/08/17	5.250	9,914,135
					55,895,647
Automakers (0.6%)
12,156	Chrysler Group LLC#	(BB+, Ba1)	05/24/17	3.500	12,159,358
Banking (2.5%)
7,425	Citco Funding LLC#	(NR, B1)	06/29/18	4.250	7,439,248
9,473	Duff & Phelps Corp.#	(B, B2)	04/23/20	4.500	9,502,755
9,453	McJunkin Red Man Corp.#	(BB-, B2)	11/08/19	4.750	9,525,379
11,917	Ocwen Financial Corp.#	(B+, B1)	02/15/18	5.000	12,008,693
5,545	RBS Worldpay, Inc.#£	(B+, Ba3)	11/12/19	5.750	9,466,406
					47,942,481
Beverages (0.5%)
7,980	Del Monte Foods, Inc.#	(B+, B2)	02/18/21	4.250	7,957,857
1,500	Del Monte Foods, Inc.#	(CCC+, Caa1)	08/18/21	8.250	1,488,750
					9,446,607
Building Materials (1.8%)
10,911	American Builders & Contractors Supply Co., Inc.#	(BB+, B1)	04/16/20	3.500	10,883,797
1,110	Materis SAS#€	(NR, NR)	01/27/16	3.769	1,535,612
2,105	Materis SAS#€	(NR, NR)	01/27/16	3.805	2,913,816
3,432	Monier Group Sarl#€	(NR, NR)	04/16/18	7.250	4,795,941
3,380	Monier Group Sarl#€^	(NR, NR)	04/16/18	7.250	4,732,823
10,347	Roofing Supply Group Holdings, Inc.#	(B, B3)	05/31/19	5.000	10,368,396
					35,230,385

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Chemicals (7.1%)
$2,614	AIlnex (Luxembourg) & Cy S.C.A.#	(B+, Ba3)	10/03/19	4.500	$2,610,549
3,970	AIlnex (Luxembourg) & Cy S.C.A.#€	(B+, Ba3)	10/03/19	4.750	5,518,361
1,356	Allnex U.S.A., Inc.#	(B+, Ba3)	10/03/19	4.500	1,354,488
11,501	Ascend Performance Materials Operations LLC#	(B, B2)	04/10/18	6.750	11,443,621
15,254	Axalta Coating Systems U.S. Holding, Inc.#	(B+, B1)	02/01/20	4.000	15,238,755
4,041	AZ Chem U.S., Inc.#	(BB-, Ba3)	12/22/17	5.250	4,066,020
13,803	Chromaflo Technologies Corp.#	(B, B2)	12/02/19	4.500	13,820,179
2,500	Chromaflo Technologies Corp.#	(B-, Caa2)	05/20/20	8.250	2,531,250
12,493	Houghton International, Inc.#	(B+, B1)	12/20/19	4.000	12,461,810
13,409	Ineos U.S. Finance LLC#	(BB-, Ba3)	05/04/18	3.750	13,311,707
8,000	Minerals Technologies, Inc.#	(BB, Ba3)	05/07/21	4.000	8,024,920
3,940	Nexeo Solutions LLC#	(B+, B2)	09/08/17	5.000	3,939,902
5,387	Nexeo Solutions LLC#	(B+, B2)	09/09/17	5.000	5,383,133
626	OEP Pearl Holdings LP#	(B, B1)	03/30/18	6.500	633,236
7,084	Oxbow Carbon & Minerals Holdings, Inc.#	(BB+, Ba3)	07/19/19	4.250	7,106,137
1,500	Oxbow Carbon & Minerals Holdings, Inc.#	(BB-, B2)	01/18/20	8.000	1,532,813
3,980	Oxea Finance & Cy S.C.A.#€	(BB-, B1)	01/15/20	4.500	5,570,091
10,195	Ravago Holdings America, Inc.#	(BB-, B2)	12/18/20	5.500	10,315,964
4,115	Royal Adhesives and Sealants LLC#	(B, B1)	07/31/18	5.500	4,145,893
3,000	Royal Adhesives and Sealants LLC#	(CCC+, Caa2)	01/31/19	9.750	3,052,500
3,548	Sonneborn LLC#	(B, B1)	03/30/18	6.500	3,588,338
1,470	Vantage Specialties, Inc.#	(B, B2)	02/10/19	5.000	1,473,702
					137,123,369
Computer Hardware (0.7%)
13,880	Dell, Inc.#	(BB+, Ba2)	04/29/20	4.500	13,870,742
Consumer Products (0.8%)
2,804	Calceus Acquisition, Inc.#	(B, B2)	01/31/20	5.000	2,809,790
4,801	NBTY, Inc.#	(BB-, Ba3)	10/01/17	3.500	4,810,322
1,616	Prestige Brands#	(BB, Ba2)	01/31/19	3.750	1,615,762
4,640	Ranpak Corp.#	(B+, Ba3)	04/23/19	4.500	4,669,431
993	Spectrum Brands, Inc.#	(BB, Ba3)	09/04/19	3.500	991,982
					14,897,287
Consumer/Commercial/Lease Financing (0.6%)
11,175	Home Loan Servicing Solutions Ltd.#	(BB-, Ba3)	06/26/20	4.500	11,244,946
Diversified Capital Goods (1.5%)
11,976	Brand Energy and Infrastructure Services#	(B, B1)	11/26/20	4.750	12,001,764
1,244	Douglas Dynamics LLC#	(BB, B1)	04/18/18	5.750	1,246,027
217	Flint Group Holdings Sarl#	(NR, NR)	06/30/18	7.334	218,038

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Diversified Capital Goods
$305	Flint Group Holdings Sarl#	(NR, NR)	12/31/16	7.334	$305,383
14,354	Husky Injection Molding Systems Ltd.#	(B, Ba3)	07/02/18	4.250	14,410,425
					28,181,637
Electric - Generation (0.0%)
578	Calpine Corp.#	(BB-, B1)	10/09/19	4.000	579,704
Electric - Distribution/Transportation (0.5%)
9,864	Generac Power Systems, Inc.#	(BB-, B1)	05/31/20	3.250	9,833,099
Electronics (3.6%)
2,674	Applied Systems, Inc.#	(B+, B1)	01/25/21	4.250	2,675,513
10,000	Avago Technologies Ltd.#	(BBB-, Ba1)	05/06/21	3.750	10,042,350
13,518	CCC Information Services Group, Inc.#	(B+, B1)	12/20/19	4.000	13,492,942
7,960	Freescale Semiconductor, Inc.#	(B, B1)	01/15/21	5.000	8,014,765
8,618	MicroSemi Corp.#	(BB+, Ba2)	02/19/20	3.250	8,572,056
2,127	MicroSemi Corp.#	(BB+, Ba2)	02/19/20	5.000	2,117,382
8,410	Presidio, Inc.#	(B+, B1)	03/31/17	5.000	8,489,062
10,515	The TriZetto Group, Inc.#	(B-, B2)	05/02/18	4.750	10,491,291
1,000	The TriZetto Group, Inc.#	(CCC, Caa2)	03/28/19	8.500	1,008,750
4,472	Verint Systems, Inc.#	(BB-, B1)	09/06/19	3.500	4,462,122
					69,366,233
Energy - Exploration & Production (0.5%)
1,250	Delek Benelux B.V.#€	(NR, NR)	02/08/17	5.378	1,735,353
8,203	EP Energy#	(B+, Ba3)	05/24/18	3.500	8,177,698
					9,913,051
Environmental (0.3%)
3,016	EnergySolutions, Inc.#	(BB-, B1)	08/15/16	6.750	3,027,738
3,446	Waste Industries U.S.A., Inc.#	(B+, B1)	03/17/17	4.250	3,451,510
					6,479,248
Food & Drug Retailers (0.2%)
2,084	Holding Bercy Investissement S.C.A.#€	(BB-, B3)	03/29/19	4.384	2,897,676
Food - Wholesale (2.3%)
8,465	Allflex Holdings III, Inc.#	(B, B1)	07/17/20	4.250	8,473,338
12,304	Big Heart Pet Brands#	(B+, B1)	03/08/20	3.500	12,231,921
7,481	Dole Food Co., Inc.#	(B-, B2)	11/01/18	4.500	7,495,277
1,404	JBS U.S.A. LLC#	(BB, Ba2)	05/25/18	3.750	1,404,967
1,995	JBS U.S.A. LLC#	(BB, Ba2)	09/18/20	3.750	1,991,257
10,365	U.S. Foodservice#	(B-, B2)	03/31/19	4.500	10,386,740
3,960	Weight Watchers International, Inc.#	(B+, B1)	04/02/20	4.000	3,111,352
					45,094,852

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Gaming (0.2%)
$1,545	Affinity Gaming LLC#	(BB-, Ba2)	11/09/17	4.250	$1,549,473
1,977	MGM Resorts International#	(BB, Ba2)	12/20/19	3.500	1,968,210
					3,517,683
Health Facilities (3.0%)
10,992	Drumm Investors LLC#	(B, B2)	05/04/18	5.000	10,875,700
10,426	HCA, Inc.#	(BB, Ba3)	03/31/17	2.900	10,429,822
10,899	Heartland Dental Care LLC#	(B, B1)	12/21/18	5.500	10,953,536
9,811	Premier Dental Services, Inc.#	(B, B3)	11/01/18	6.000	9,853,677
1,957	Surgical Care Affiliates#	(B, B2)	12/29/17	4.234	1,954,677
9,940	Surgical Care Affiliates#	(B, B2)	06/29/18	4.000	9,939,900
972	United Surgical Partners International, Inc.#	(B, B1)	04/19/17	4.250	974,787
2,475	United Surgical Partners International, Inc.#	(B, B1)	04/03/19	4.750	2,487,375
					57,469,474
Health Services (3.2%)
10,304	ABB Con-Cise Optical Group LLC#	(B, B2)	02/06/19	4.500	10,265,506
5,917	Alvogen Pharma U.S., Inc.#	(B-, B3)	05/23/18	7.000	5,954,174
9,860	Ardent Medical Services, Inc.#	(B+, B1)	07/02/18	6.750	9,909,188
3,970	Catalent Pharma Solutions, Inc.#	(BB-, Ba3)	09/15/16	3.650	3,979,765
2,457	Catalent Pharma Solutions, Inc.#	(B, Caa1)	12/31/17	6.500	2,475,427
6,001	Faenza Acquisition GmbH#	(B, Ba3)	08/30/20	4.250	5,998,580
12,388	Inc. Research, Inc.#	(B+, Ba3)	07/12/18	4.250	12,396,071
3,500	Mediq NV#€	(NR, NR)	02/13/20	4.791	4,909,798
6,138	Valitas Health Services, Inc.#	(B, B2)	06/02/17	6.000	6,000,123
					61,888,632
Hotels (1.4%)
7,463	Four Seasons Holdings, Inc.#	(BB-, B1)	06/29/20	3.500	7,429,889
20,407	Hilton Worldwide Finance#	(BB, Ba3)	10/26/20	3.500	20,354,861
					27,784,750
Household & Leisure Products (1.2%)
14,184	Serta Simmons Holdings LLC#	(B+, B1)	10/01/19	4.250	14,218,536
9,277	Tempur-Pedic International, Inc.#	(BB, Ba3)	03/18/20	3.500	9,232,112
					23,450,648
Insurance Brokerage (0.3%)
6,079	Genex Services, Inc.#	(B, B1)	07/26/18	5.250	6,109,847
Insured (0.6%)
12,000	Sedgwick CMS Holdings, Inc.#	(B, B1)	03/01/21	3.750	11,862,840
Investments & Misc. Financial Services (2.3%)
6,425	Altisource Solutions Sarl#	(B+, B1)	12/09/20	4.500	6,427,774
2,000	Ascensus, Inc.#	(CCC+, Caa1)	12/11/20	9.000	2,045,000
12,000	Delos Finance Sarl#	(BBB-, Ba2)	03/06/21	3.500	11,981,280
7,340	LPL Holdings, Inc.#	(BB-, Ba2)	03/29/19	3.250	7,309,740

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Investments & Misc. Financial Services
$2,992	StoneRiver Group LP#	(B+, B1)	11/29/19	4.500	$2,986,540
5,900	StoneRiver Group LP#	(CCC+, Caa1)	05/29/20	8.500	5,954,879
488	U.S. Security Associates Holdings, Inc.#	(B, B1)	07/28/17	6.000	491,772
6,983	VFH Parent LLC#	(NR, Ba3)	11/08/19	5.750	6,898,151
					44,095,136
Leisure (0.9%)
8,561	ClubCorp Club Operations#	(B+, B1)	07/23/20	4.000	8,549,801
6,948	Great Wolf Resorts, Inc.#	(BB-, B3)	08/06/20	4.250	6,956,184
1,809	Merlin Entertainments Group Luxembourg 2 Sarl#€	(BB+, NR)	07/03/19	3.520	2,520,897
					18,026,882
Life Insurance (0.1%)
1,573	MMM Holdings, Inc.#	(B+, B2)	12/12/17	9.750	1,584,917
1,144	MSO of Puerto Rico, Inc.#	(B+, B2)	12/12/17	9.750	1,152,287
					2,737,204
Media - Broadcast (2.5%)
1,488	Gray Television, Inc.#	(BB, Ba3)	10/14/19	4.500	1,494,296
3,217	IMG Worldwide, Inc.#	(B+, Ba2)	06/16/16	6.500	3,228,750
9,058	Lin Television Corp.#	(BB+, Ba2)	12/21/18	4.000	9,073,377
3,017	Mission Broadcasting, Inc.#	(BB, Ba3)	10/01/20	3.750	3,012,085
3,421	Nexstar Broadcasting, Inc.#	(BB, Ba3)	10/01/20	3.750	3,415,752
3,960	Nine Entertainment Group Ltd.#	(BB-, Ba2)	02/05/20	3.250	3,911,312
12,725	TWCC Holding Corp.#	(B+, Ba3)	02/13/17	3.500	12,611,571
5,000	UPC Financing Partnership#€	(BB, Ba3)	03/31/21	3.985	6,972,817
2,040	Ziggo Finance B.V.#	(BB-, Ba3)	01/15/22	1.250	2,007,592
2,960	Ziggo Finance B.V.#	(BB-, Ba3)	01/15/22	3.250	2,912,208
					48,639,760
Media - Cable (1.6%)
1,960	Bragg Communications, Inc.#	(BB+, Ba2)	02/27/18	3.500	1,965,518
8,248	Cequel Communications LLC#	(BB-, Ba2)	02/14/19	3.500	8,228,234
5,500	Virgin Media Investment Holding#	(BB-, Ba3)	06/07/20	3.500	5,468,815
5,000	Virgin Media Investment Holding#£	(NR, NR)	06/30/23	3.500	8,451,785
5,000	YPSO France SAS#€	(NR, NR)	12/31/18	4.012	6,942,486
					31,056,838
Media - Diversified (0.9%)
16,958	Tribune Co.#	(BB+, Ba3)	12/27/20	4.000	16,957,500
Media - Services (0.5%)
9,950	WMG Acquisition Corp.#	(B+, B1)	07/01/20	3.750	9,876,420

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Medical Products (0.7%)
$2,500	BSN Medical GmbH & Co.#	(BB-, Ba3)	08/28/19	4.000	$2,502,087
2,410	Convatec, Inc.#	(B+, Ba3)	12/22/16	4.000	2,417,199
4,000	IMS Health, Inc.#	(BB-, Ba3)	03/17/21	3.500	3,990,280
2,969	IMS Health, Inc.#€	(BB-, Ba3)	03/17/21	3.750	4,151,919
					13,061,485
Metals & Mining - Excluding Steel (2.2%)
455	CeramTec Acquisition Corp.#	(B, Ba3)	08/30/20	4.250	454,977
15,014	FMG Resources#	(BBB-, Baa3)	06/30/19	4.250	15,031,801
2,000	H.C. Starck GmbH#€	(NR, NR)	05/30/16	3.142	2,743,066
10,078	Noranda Aluminium Acquisition Corp.#	(B, B2)	02/28/19	5.750	9,674,470
8,176	Novelis, Inc.#	(BB-, Ba2)	03/10/17	3.750	8,171,582
6,950	U.S. Silica Co.#	(BB-, B1)	07/23/20	4.000	6,967,362
					43,043,258
Oil Field Equipment & Services (2.1%)
5,928	BakerCorp International, Inc.#	(B, B1)	02/07/20	4.250	5,875,839
10,434	Pacific Drilling S.A.#	(B+, B1)	06/04/18	4.500	10,446,729
9,451	Philadelphia Energy Solutions Refining and Marketing LLC#	(BB-, B1)	04/04/18	6.250	8,494,184
3,500	Shelf Drilling Holdings Ltd.#	(B+, B2)	10/08/18	10.000	3,587,500
9,567	Utex Industries, Inc.#	(B, B2)	04/10/20	4.500	9,593,218
2,500	Utex Industries, Inc.#	(CCC+, Caa2)	04/10/21	8.750	2,525,000
					40,522,470
Oil Refining & Marketing (0.3%)
5,000	Wildhorse Resources LLC#	(B, B3)	12/13/18	7.500	5,071,875
Packaging (1.2%)
12,920	Berry Plastics Holding Corp.#	(B+, B1)	02/08/20	3.500	12,813,638
690	Berry Plastics Holding Corp.#	(B+, B1)	01/06/21	3.750	687,123
3,391	BWAY Holding Co.#	(B, B1)	08/06/17	4.500	3,397,247
2,978	Clondalkin Acquisition B.V.#	(B, B2)	05/31/20	4.500	2,984,944
2,003	Pertus Sechzehnte GmbH Mauser#	(NR, NR)	12/14/16	4.525	2,004,668
1,997	Pertus Sechzehnte GmbH Mauser#	(NR, NR)	06/14/17	4.775	1,999,332
					23,886,952
Pharmaceuticals (3.5%)
8,211	Amneal Pharmaceuticals LLC#	(B, B2)	11/01/19	5.750	8,242,026
14,676	Capsugel Holdings U.S., Inc.#	(B+, Ba3)	08/01/18	3.500	14,652,873
17,106	Par Pharmaceutical#	(B, B1)	09/30/19	4.000	17,050,039
7,000	Patheon, Inc.#	(B, B2)	03/11/21	4.250	6,915,405
1,000	Patheon, Inc.#€	(B, B2)	03/11/21	4.500	1,387,852
16,338	Valeant Pharmaceuticals International, Inc.#	(BB, Ba1)	12/11/19	3.750	16,327,822
2,780	Valeant Pharmaceuticals International, Inc.#	(BB, Ba1)	08/05/20	3.750	2,785,019
					67,361,036

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Printing & Publishing (0.7%)
$108	F & W Media, Inc.#	(CCC-, Caa3)	12/09/14	15.000	$106,062
10,847	Harland Clarke Holdings Corp.#	(B+, B1)	06/30/17	5.484	10,850,733
2,453	Harland Clarke Holdings Corp.#	(B+, B1)	05/22/18	7.000	2,480,723
146	Hibu Connect S.A.#€	(CCC+, NR)	03/03/19	1.500	53,039
1,246	YH Ltd.#	(CCC+, NR)	03/03/19	5.253	326,225
2,292	YH Ltd.#[1]	(CCC-, NR)	03/03/24	0.000	600,254
					14,417,036
Real Estate Development & Management (0.7%)
3,547	Capital Automotive LP#	(BB-, Ba2)	04/10/19	4.000	3,553,981
10,473	Wilsonart International Holding#	(B+, B2)	10/31/19	4.000	10,381,843
					13,935,824
Real Estate Investment Trusts (0.6%)
12,209	iStar Financial, Inc.#	(BB-, B1)	10/15/17	4.500	12,252,169
Restaurants (0.9%)
8,234	Dunkin Brands, Inc.#	(B+, B2)	02/07/21	3.250	8,170,873
8,440	Select Service Partner Ltd.#	(NR, NR)	06/15/16	2.653	8,426,328
					16,597,201
Software/Services (6.7%)
10,900	Deltek, Inc.#	(B, B1)	10/10/18	4.500	10,900,522
4,697	Eagle Parent, Inc.#	(B+, Ba3)	05/16/18	4.000	4,703,249
10,290	Evertec, Inc.#	(BB-, B1)	04/17/20	3.500	10,135,962
7,939	First Data Corp.#	(B+, B1)	03/24/18	4.152	7,940,206
5,698	First Data Corp.#	(B+, B1)	03/24/21	4.152	5,692,754
2,500	Flexera Software, Inc.#	(B, B1)	04/02/20	4.500	2,505,725
2,000	Flexera Software, Inc.#	(CCC+, Caa1)	04/02/21	8.000	2,010,000
2,817	Genesys Telecom Holdings U.S., Inc.#	(B, B2)	02/08/20	4.000	2,827,822
7,731	Genesys Telecom Holdings U.S., Inc.#	(B, B2)	11/13/20	4.500	7,721,000
8,895	Infor (U.S.), Inc.#	(B+, Ba3)	06/03/20	3.750	8,837,960
5,131	Kronos, Inc.#	(B-, B1)	10/30/19	4.500	5,148,560
9,694	Landslide Holdings, Inc.#	(B, B1)	02/25/20	5.000	9,721,038
2,000	Landslide Holdings, Inc.#	(CCC+, Caa1)	02/25/21	8.250	2,007,500
11,067	On Assignment#	(BB+, Ba2)	05/15/20	3.500	11,039,454
10,810	Pinnacle (U.S.) Acquisition Co. Ltd.#	(B+, B1)	07/30/19	4.750	10,791,710
8,548	SumTotal Systems, Inc.#	(B+, B1)	11/16/18	6.250	8,537,142
8,271	U.S. Ft Holdco, Inc.#	(B+, B1)	11/30/17	4.500	8,292,062
10,000	Wall Street Systems Holdings, Inc.#	(B, B3)	04/09/21	4.500	10,037,500
					128,850,166
Specialty Retail (4.2%)
14,720	Academy Ltd.#	(B, B1)	08/03/18	4.500	14,739,276
13,895	BJ's Wholesale Club, Inc.#	(B-, B3)	09/26/19	4.500	13,900,121
3,000	BJ's Wholesale Club, Inc.#	(CCC, Caa2)	03/31/20	8.500	3,074,625
14,983	General Nutrition Centers, Inc.#	(BBB-, B1)	03/04/19	3.250	14,895,243

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Specialty Retail
$11,358	Leslie's Poolmart, Inc.#	(B, B2)	10/16/19	4.250	$11,358,333
13,390	Michaels Stores, Inc.#	(BB-, Ba3)	01/28/20	3.750	13,404,737
5,544	Ollie's Holdings, Inc.#	(B, B2)	09/28/19	4.750	5,558,159
1,193	Pilot Travel Centers LLC#	(BB, Ba2)	03/30/18	3.750	1,195,951
3,861	The PEP Boys-Manny, Moe & Jack#	(BB-, Ba2)	10/11/18	4.250	3,880,162
					82,006,607
Steel Producers/Products (0.5%)
10,561	JMC Steel Group, Inc.#	(BB-, B2)	04/01/17	4.750	10,613,585
Support-Services (2.3%)
2,000	Aramark Corp.#£	(BBB-, B1)	02/19/21	4.000	3,386,252
3,842	Aramark Corp.#	(BBB-, B1)	02/24/21	3.250	3,810,569
2,500	Blackstone Perpetual Bidco BV#€	(NR, NR)	04/16/21	4.507	3,481,538
4,600	DigitalGlobe, Inc.#	(BBB-, Ba2)	01/31/20	3.750	4,615,266
6,385	Emdeon, Inc.#	(BB-, Ba3)	11/02/18	3.750	6,382,344
2,961	Evergreen Tank Solutions#	(B-, B3)	09/28/18	9.500	2,967,942
5,431	Hertz Corp.#	(BB, Ba1)	03/11/18	3.750	5,448,223
1,496	Redtop Acquisitions Ltd.#	(B, Ba3)	12/03/20	4.500	1,505,602
2,494	Redtop Acquisitions Ltd.#	(CCC+, B3)	06/03/21	8.250	2,568,562
6,246	Sabre, Inc.#	(B+, B1)	02/19/19	4.250	6,245,401
3,731	Sabre, Inc.#	(B+, B1)	02/19/19	4.500	3,740,112
					44,151,811
Telecom - Integrated/Services (2.9%)
14,214	Coronado Guarantor LLC#	(B+, B1)	11/25/20	4.750	14,314,373
750	Coronado Guarantor LLC#	(CCC+, Caa1)	05/25/21	8.750	758,674
5,000	Eircom Finco Sarl#€	(B, B3)	09/30/19	4.790	6,700,360
5,218	Intelsat Jackson Holdings S.A.#	(BB, Ba3)	06/30/19	3.750	5,226,319
8,937	LTS Buyer LLC#	(B, B1)	04/13/20	4.000	8,927,688
1,950	Windstream Corp.#	(BB+, Ba2)	08/08/19	3.500	1,942,737
3,000	XO Communications LLC#	(BB-, B2)	03/19/21	4.250	3,003,750
15,350	Zayo Group LLC#	(B, B1)	07/02/19	4.000	15,336,085
					56,209,986
Telecom - Wireless (0.7%)
12,903	Crown Castle Operating Co.#	(BBB-, Ba2)	01/31/21	3.250	12,872,429
Telecommunications Equipment (1.2%)
5,435	Alcatel-Lucent U.S.A., Inc.#	(B+, B1)	01/30/19	4.500	5,447,051
9,844	Avaya, Inc.#	(B, B1)	10/26/17	4.734	9,529,896
5,846	Avaya, Inc.#	(B, B1)	03/31/18	6.500	5,832,922
2,217	Mitel U.S. Holdings#	(B+, Ba3)	01/31/20	6.500	2,241,615
					23,051,484
Textiles & Apparel (0.4%)
6,823	Choo Luxury Holdings Ltd.#	(NR, NR)	06/28/18	3.585	6,791,748

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Theaters & Entertainment (2.7%)
$4,905	AMC Entertainment, Inc.#	(BB-, Ba2)	04/30/20	3.500	$4,904,753
2,000	CKX Entertainment, Inc.#	(B+, B1)	06/21/17	9.000	1,800,000
16,629	Live Nation Worldwide, Inc.#	(BB, Ba3)	08/16/20	3.500	16,616,763
10,965	MTL Publishing LLC#	(BB-, Ba3)	06/29/18	3.750	10,947,497
14,948	Tech Finance & Co. S.C.A.#	(B+, B2)	07/11/20	5.500	15,004,202
3,580	Village Roadshow Ltd.#	(NR, A2)	11/21/17	4.750	3,633,700
					52,906,915
Transportation - Excluding Air/Rail (0.7%)
12,547	Navios Maritime Partners LP#	(BB, Ba3)	06/27/18	5.250	12,727,641
TOTAL BANK LOANS (Cost $1,586,881,672)					1,591,288,578
CORPORATE BONDS (8.9%)
Auto Parts & Equipment (0.2%)
3,250	UCI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.31)§	(CCC, Caa1)	02/15/19	8.625	3,152,500
Brokerage (0.4%)
5,341	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 105.53)‡	(B, B1)	04/01/20	7.375	5,621,402
3,000	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/17 @ 105.16)‡	(B, B1)	04/15/22	6.875	3,015,000
					8,636,402
Building Materials (0.5%)
6,000	Euramax International, Inc., Global Senior Secured Notes (Callable 04/01/15 @ 100.00)§	(B-, Caa2)	04/01/16	9.500	6,045,000
3,850	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ 103.81)	(B+, B2)	04/01/19	7.625	4,158,000
					10,203,000
Chemicals (0.1%)
2,000	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 104.78)‡	(B+, Ba3)	10/15/19	6.375	2,072,500
Diversified Capital Goods (0.3%)
5,250	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	05/01/19	5.625	5,630,625

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Energy - Exploration & Production (0.5%)
$5,000	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 11/01/16 @ 103.25)§	(B+, B2)	11/01/21	6.500	$5,375,000
3,741	Oasis Petroleum, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/17 @ 103.44)§‡	(B+, B2)	03/15/22	6.875	4,077,690
					9,452,690
Environmental (0.3%)
5,500	EnergySolutions LLC, Global Company Guaranteed Notes (Callable 08/15/14 @ 105.38)§	(B+, Caa2)	08/15/18	10.750	5,788,750
Forestry & Paper (0.0%)
200	Stone & Webster, Inc.[1]	(NR, NR)	10/23/19	0.000	200
Gaming (0.0%)
197	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/14 @ 100.00)‡	(B, Caa1)	11/15/19	7.250	197,000
Gas Distribution (0.5%)
2,250	Energy Transfer Equity LP, Senior Secured Notes§	(BB, Ba2)	10/15/20	7.500	2,604,375
750	Genesis Energy LP, Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)§	(B, B1)	02/15/21	5.750	783,750
6,250	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 103.25)§	(BB-, B1)	03/01/20	6.500	6,687,500
					10,075,625
Health Facilities (0.6%)
5,392	MPT Finance Corp., Company Guaranteed Notes (Callable 02/15/17 @ 103.19)§	(BB, Ba1)	02/15/22	6.375	5,809,880
4,989	Symbion, Inc., Global Company Guaranteed Notes	(CCC+, Caa2)	08/23/15	11.000	5,021,428
					10,831,308
Health Services (0.0%)
150	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ 105.00)§‡	(CCC, Caa2)	08/15/18	11.000	139,500

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Hotels (0.4%)
$4,000	Financiere Quick SAS, Rule 144A, Senior Secured Notes (Callable 04/15/15 @ 101.00)#€‡	(B-, B3)	04/15/19	5.075	$5,560,062
1,500	Financiere Quick SAS, Rule 144A, Unsecured Notes (Callable 10/15/15 @ 102.00)#€‡	(CCC, Caa2)	10/15/19	7.825	2,090,431
					7,650,493
Insurance Brokerage (0.3%)
3,000	Towergate Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/14 @ 101.00)#£‡	(NR, B1)	02/15/18	6.027	5,135,304
Investments & Misc. Financial Services (0.2%)
2,000	Cabot Financial Luxembourg S.A., Rule 144A, Secured Notes (Callable 08/01/16 @ 106.28)£‡	(B+, B2)	08/01/20	8.375	3,679,351
500	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 10/01/15 @ 107.78)£‡	(B+, B2)	10/01/19	10.375	960,363
					4,639,714
Media - Cable (0.1%)
1,000	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 12/15/16 @ 104.88)‡	(BB-, B1)	01/15/22	6.500	1,050,000
Media - Diversified (0.7%)
6,430	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/16 @ 103.63)‡	(BB-, Ba3)	02/01/20	7.250	6,880,100
4,050	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	4,272,750
1,619	National CineMedia LLC, Global Senior Unsecured Notes (Callable 07/15/16 @ 103.94)§	(B, B2)	07/15/21	7.875	1,793,042
					12,945,892
Media - Services (0.3%)
575	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	615,250
1,400	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	1,505,000

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Media - Services
$4,120	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 01/15/16 @ 104.50)§‡	(B+, B1)	01/15/21	6.000	$4,336,300
					6,456,550
Metals & Mining - Excluding Steel (0.7%)
3,000	Global Brass & Copper, Inc., Global Senior Secured Notes (Callable 06/01/16 @ 104.75)	(B, B3)	06/01/19	9.500	3,472,500
7,500	KGHM International Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 103.88)‡	(BB-, B1)	06/15/19	7.750	8,100,000
2,000	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63)‡	(NR, NR)	05/15/19	9.250	1,350,000
					12,922,500
Oil Field Equipment & Services (0.6%)
4,518	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 12/01/15 @ 103.63)§‡	(B+, B2)	12/01/17	7.250	4,856,850
3,000	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/15 @ 102.47)§	(B+, B2)	03/15/18	9.875	3,161,400
3,000	Shelf Drilling Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 104.31)§‡	(B+, B1)	11/01/18	8.625	3,247,500
					11,265,750
Oil Refining & Marketing (0.6%)
6,522	Coffeyville Finance, Inc., Global Secured Notes (Callable 11/01/17 @ 103.25)§	(B+, B2)	11/01/22	6.500	6,880,710
4,000	PBF Finance Corp., Global Senior Secured Notes (Callable 02/15/16 @ 104.13)	(BB+, Ba3)	02/15/20	8.250	4,390,000
					11,270,710
Packaging (0.4%)
2,000	Innovia Group Finance PLC, Rule 144A, Senior Secured Notes (Callable 03/15/15 @ 101.00)#€‡	(B, B2)	03/31/20	5.287	2,799,443
4,423	Reynolds Group Issuer LLC, Global Senior Secured Notes (Callable 10/15/15 @ 104.31)	(B+, B1)	10/15/20	5.750	4,622,035
					7,421,478

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Restaurants (0.1%)
$1,500	Punch Taverns Finance PLC, Series A, Senior Secured Notes£	(BB-, Ba1)	04/15/22	7.274	$2,691,127
Software/Services (0.1%)
2,000	Epicor Software Corp., Global Company Guaranteed Notes (Callable 05/01/15 @ 104.31)	(CCC+, Caa1)	05/01/19	8.625	2,190,000
Specialty Retail (0.3%)
2,250	DFS Furniture Holdings PLC, Rule 144A, Senior Secured Notes (Callable 03/01/15 @ 100.00)#£‡	(B, B2)	08/15/18	6.521	3,846,729
1,765	Express Finance Corp., Global Company Guaranteed Notes (Callable 03/01/15 @ 102.19)	(BB, NR)	03/01/18	8.750	1,848,837
					5,695,566
Support-Services (0.1%)
1,500	Cerved Group SpA, Rule 144A, Senior Secured Notes (Callable 01/15/15 @ 100.00)#€‡	(B, B2)	01/15/19	5.703	2,119,174
250	CoreLogic, Inc., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.63)§	(B+, B1)	06/01/21	7.250	272,500
					2,391,674
Telecom - Integrated/Services (0.5%)
100	Hellas Telecommunications Luxembourg II S.C.A., Rule 144A, Subordinated Notes^‡Ø1	(NR, NR)	01/15/15	0.000	—
5,699	Hughes Satellite Systems Corp., Global Senior Secured Notes§	(B+, Ba3)	06/15/19	6.500	6,297,395
2,000	Numericable Group S.A., Rule 144A, Senior Secured Notes (Callable 05/15/16 @ 103.66)‡	(B+, Ba3)	05/15/19	4.875	2,022,500
2,000	Numericable Group S.A., Rule 144A, Senior Secured Notes (Callable 05/15/17 @ 104.50)‡	(B+, Ba3)	05/15/22	6.000	2,050,000
					10,369,895

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Textiles & Apparel (0.1%)
$275	IT Holding Finance S.A., Company Guaranteed Notes€Ø	(NR, NR)	11/15/25	9.875	$3,756
1,000	Takko Luxembourg 2 S.C.A., Rule 144A, Senior Secured Notes (Callable 04/15/16 @ 104.94)€‡	(B-, B3)	04/15/19	9.875	1,304,826
					1,308,582
TOTAL CORPORATE BONDS (Cost $168,217,036)					171,585,335
ASSET BACKED SECURITIES (4.0%)
Collateralized Debt Obligations (4.0%)
1,000	ACAS CLO Ltd., 2012-1A, Rule 144A#‡	(BBB, NR)	09/20/23	5.085	1,002,215
3,000	ACAS CLO Ltd., 2013-2A, Rule 144A#‡	(BB, NR)	10/25/25	4.729	2,695,386
3,450	ACIS CLO Ltd., 2014-4A, Rule 144A‡	(BBB, NR)	05/01/26	3.325	3,092,062
2,250	ALM V Ltd., 2012-5A, Rule 144A#‡	(NR, Ba2)	02/13/23	5.737	2,251,267
2,500	ARES CLO Ltd., 2012-2A, Rule 144A#‡	(BB, NR)	10/12/23	6.027	2,494,667
1,875	ARES XXV CLO Ltd., 2012-3A, Rule 144A#‡	(BBB, NR)	01/17/24	4.876	1,883,721
2,000	Atlas Senior Loan Fund III Ltd., 2013-1A, Rule 144A#‡	(BBB, NR)	08/18/25	3.736	1,907,584
500	Black Diamond CLO Ltd., 2012-1A, Rule 144A#‡	(BB, NR)	02/01/23	6.240	497,767
2,500	BlueMountain CLO Ltd., 2013-2A, Rule 144A#‡	(BB, NR)	01/22/25	5.278	2,371,885
2,000	Carlyle Global Market Strategies CLO Ltd., 2013-3A, Rule 144A#‡	(BB, NR)	07/15/25	4.826	1,861,972
2,000	Catamaran CLO Ltd., 2014-1A, Rule 144A#^‡	(BB, NR)	04/20/26	4.705	1,793,660
1,000	CIFC Funding Ltd., 2012-3A, Rule 144A#‡	(BB-, NR)	01/29/25	6.227	999,810
2,250	CIFC Funding Ltd., 2012-3A, Rule 144A#‡	(B, NR)	01/29/25	7.127	2,255,999
2,000	CIFC Funding Ltd., 2013-3A, Rule 144A#‡	(BB, NR)	10/24/25	5.006	1,871,738
1,965	Dryden XXIII Senior Loan Fund, 2012-23A, Rule 144A#‡	(BB, NR)	07/17/23	6.226	1,966,639
3,000	Greywolf CLO Ltd., 2014-1A, Rule 144A#‡	(BB, NR)	04/22/26	5.326	2,838,633
1,419	Halcyon Loan Advisors Funding Ltd., 2012-1A, Rule 144A#‡	(BB, NR)	08/15/23	5.736	1,382,957
1,500	Halcyon Loan Advisors Funding Ltd., 2012-2A, Rule 144A#‡	(BB, NR)	12/20/24	5.635	1,448,082
2,000	Jamestown CLO III Ltd., 2013-3A, Rule 144A#‡	(BB-, NR)	01/15/26	4.843	1,831,340
1,850	KVK CLO Ltd., 2012-1A, Rule 144A#‡	(BB, NR)	07/15/23	6.476	1,877,846
3,000	KVK CLO Ltd., 2013-1A, Rule 144A#‡	(BB, NR)	04/14/25	5.727	2,924,472
2,000	Neuberger Berman CLO Ltd., 2012-12A, Rule 144A#‡	(BB, NR)	07/25/23	7.239	2,005,274
1,000	Ocean Trails CLO II, 2007-2X#	(BBB-, Ba2)	06/27/22	2.577	965,015
3,000	Octagon Investment Partners XIV Ltd., 2012-1A, Rule 144A#‡	(BB-, NR)	01/15/24	5.489	2,884,203

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES
Collateralized Debt Obligations
$3,000	Octagon Investment Partners XIV Ltd., 2012-1A, Rule 144A#‡	(B, NR)	01/15/24	6.739	$2,913,939
2,500	OZLM Funding V Ltd., 2013-5A, Rule 144A#‡	(BB, NR)	01/17/26	5.028	2,316,197
2,500	Saratoga Investment Corp. CLO Ltd., 2013-1A, Rule 144A#‡	(BBB, NR)	10/20/23	3.728	2,416,540
2,500	Shackleton CLO Ltd., 2014-5A, Rule 144A#^‡	(NR, NR)	05/07/26	4.580	2,192,250
3,000	Shackleton I CLO Ltd., 2012-1A, Rule 144A#‡	(BB, NR)	08/14/23	6.434	3,000,015
2,000	Sound Point CLO II Ltd., 2013-1A, Rule 144A#‡	(B, NR)	04/26/25	5.728	1,817,396
3,000	Sound Point CLO IV Ltd., 2013-3A, Rule 144A#‡	(NR, Ba3)	01/21/26	4.728	2,692,074
3,250	Sound Point CLO V Ltd., 2014-1A, Rule 144A#‡	(NR, Ba3)	04/18/26	4.502	2,846,490
3,000	Symphony CLO VIII LP, 2012-8A, Rule 144A#‡	(BB, NR)	01/09/23	5.979	3,009,603
1,500	TICP CLO I Ltd., 2014-1A, Rule 144A#‡	(BB, NR)	04/26/26	4.734	1,357,874
2,000	Trinitas CLO Ltd., 2014-1A, Rule 144A#^‡	(BB, NR)	04/15/26	4.983	1,822,108
1,666	Venture X CLO Ltd., 2012-12A, Rule 144A#‡	(BB, NR)	02/28/24	5.533	1,601,264
2,250	Whitehorse VII Ltd., 2013-1A, Rule 144A#‡	(BB-, NR)	11/24/25	5.036	2,100,620
TOTAL ASSET BACKED SECURITIES (Cost $76,306,104)					77,190,564
Number of Shares
COMMON STOCKS (0.0%)
Automotive (0.0%)
588	Safelite Realty Corp. ^*				—
Building & Construction (0.0%)
6,800	Ashton Woods U.S.A. LLC, Class B^*				113,832
Chemicals (0.0%)
9,785	Huntsman Corp.				245,114
Gaming (0.0%)
10,150	Majestic Holdco LLC*				7,866
Health Services (0.0%)
22	Magellan Health Services, Inc.*				1,270

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

Number of Shares				Value
COMMON STOCKS
Printing & Publishing (0.0%)
708	F & W Media, Inc.*			$34,324
884,979	Hibu PLC^*			—
				34,324
TOTAL COMMON STOCKS (Cost $93,165)				402,406
SHORT-TERM INVESTMENTS (7.1%)
10,590,193	State Street Navigator Prime Portfolio§§			10,590,193
Par (000)		Maturity	Rate%
$126,300	State Street Bank and Trust Co. Euro Time Deposit	05/01/14	0.010	126,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $136,890,193)				136,890,193
TOTAL INVESTMENTS AT VALUE (102.3%) (Cost $1,968,388,170)				1,977,357,076
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.3%)				(45,214,721)
NET ASSETS (100.0%)				$1,932,142,355

  INVESTMENT ABBREVIATION

  NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate is the rate as of April 30, 2014.

£  This security is denominated in British Pound.

€  This security is denominated in Euro.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

§  Security or portion thereof is out on loan (See note 2-x).

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, these securities amounted to a value of $152,737,574 or 7.9% of net assets.

1  Zero-coupon security .

Ø  Bond is currently in default.

*  Non-income producing security.

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2014.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statement of Assets and Liabilities
April 30, 2014 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $10,590,193 (Cost $1,968,388,170) (Note 2)	$1,977,357,076[1]
Foreign currency at value (cost $32,104,206)	32,245,505
Receivable for investments sold	58,967,640
Receivable for fund shares sold	19,381,244
Dividend and interest receivable	8,882,184
Prepaid expenses and other assets	183,530
Total Assets	2,097,017,179
Liabilities
Advisory fee payable (Note 3)	647,388
Administrative services fee payable (Note 3)	216,711
Shareholder servicing/Distribution fee payable (Note 3)	262,542
Payable for investments purchased	148,416,446
Payable upon return of securities loaned (Note 2)	10,590,193
Payable for fund shares redeemed	3,051,396
Dividend payable	932,623
Unrealized depreciation on forward currency contracts (Note 2)	659,655
Due to custodian	12,909
Trustees' fee payable	8,790
Accrued expenses	76,171
Total Liabilities	164,874,824
Net Assets
Capital stock, $.001 par value (Note 6)	277,751
Paid-in capital (Note 6)	1,935,845,508
Accumulated net investment loss	(31,882)
Accumulated net realized loss on investments and foreign currency transactions	(12,278,072)
Net unrealized appreciation from investments and foreign currency translations	8,329,050
Net Assets	$1,932,142,355
I Shares
Net assets	$1,233,882,422
Shares outstanding	177,744,632
Net asset value, offering price and redemption price per share	$6.94
A Shares
Net assets	$506,817,081
Shares outstanding	72,645,468
Net asset value and redemption price per share	$6.98
Maximum offering price per share (net asset value/(1-4.75%))	$7.33
B Shares
Net assets	$4,074,342
Shares outstanding	582,202
Net asset value and offering price per share	$7.00
C Shares
Net assets	$187,368,510
Shares outstanding	26,778,299
Net asset value and offering price per share	$7.00

1  Including $10,388,382 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statement of Operations
For the Six Months Ended April 30, 2014 (unaudited)

Investment Income (Note 2)
Interest	$41,769,744
Dividends	2,446
Securities lending (net of rebates)	14,550
Total investment income	41,786,740
Expenses
Investment advisory fees (Note 3)	4,495,385
Administrative services fees (Note 3)	932,387
Shareholder servicing/Distribution fees (Note 3)
Class A	599,258
Class B	21,016
Class C	899,036
Transfer agent fees (Note 3)	573,059
Custodian fees	126,938
Registration fees	103,585
Printing fees (Note 3)	39,449
Legal fees	37,523
Audit and tax fees	24,552
Trustees' fees	15,525
Insurance expense	14,361
Commitment fees (Note 4)	2,179
Miscellaneous expense	10,273
Total expenses	7,894,526
Less: fees waived (Note 3)	(220,526)
Net expenses	7,674,000
Net investment income	34,112,740
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	636,119
Net realized loss from foreign currency transactions	(2,405,609)
Net change in unrealized appreciation (depreciation) from investments	1,345,873
Net change in unrealized appreciation (depreciation) from foreign currency translations	(221,099)
Net realized and unrealized loss from investments and foreign currency related items	(644,716)
Net increase in net assets resulting from operations	$33,468,024

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2014 (unaudited)	For the Year Ended October 31, 2013
From Operations
Net investment income	$34,112,740	$37,124,544
Net realized gain (loss) from investments and foreign currency transactions	(1,769,490)	2,269,107
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	1,124,774	2,025,993
Net increase in net assets resulting from operations	33,468,024	41,419,644
From Dividends
Dividends from net investment income
Class I	(22,353,037)	(22,082,097)
Class A	(9,124,931)	(11,256,846)
Class B	(64,515)	(168,251)
Class C	(2,746,718)	(4,035,091)
Net decrease in net assets resulting from dividends	(34,289,201)	(37,542,285)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	710,047,816	1,358,631,102
Reinvestment of dividends	28,640,321	30,519,329
Net asset value of shares redeemed	(310,767,546)[1]	(343,530,928)[2]
Net increase in net assets from capital share transactions	427,920,591	1,045,619,503
Net increase in net assets	427,099,414	1,049,496,862
Net Assets
Beginning of period	1,505,042,941	455,546,079
End of period	$1,932,142,355	$1,505,042,941
Undistributed (accumulated) net investment income (loss)	$(31,882)	$144,579

1  Net of $8,678 of redemption fees retained by the Fund.

2  Net of $110,770 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2014	For the Year Ended October 31,
	(unaudited)	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$6.94	$6.89	$6.66	$6.72	$6.24	$4.94
INVESTMENT OPERATIONS
Net investment income[1]	0.14	0.30	0.34	0.43	0.56	0.54
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(0.00)[2]	0.07	0.21	(0.04)	0.50	1.36
Total from investment operations	0.14	0.37	0.55	0.39	1.06	1.90
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	—
LESS DIVIDENDS
Dividends from net investment income	(0.14)	(0.32)	(0.32)	(0.45)	(0.58)	(0.60)
Total dividends	(0.14)	(0.32)	(0.32)	(0.45)	(0.58)	(0.60)
Net asset value, end of period	$6.94	$6.94	$6.89	$6.66	$6.72	$6.24
Total return[3]	2.05%	5.47%	8.51%	5.85%	17.87%	41.87%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,233,882	$876,418	$226,027	$46,482	$31,374	$383
Ratio of net expenses to average net assets	0.70%[4]	0.70%	0.70%	0.70%	0.72%	0.85%
Ratio of net investment income to average net assets	4.05%[4]	4.35%	4.99%	6.32%	8.48%	10.32%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.03%[4]	0.07%	0.20%	0.68%	0.65%	0.58%
Portfolio turnover rate	33%	89%	96%	144%	88%	63%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2014	For the Year Ended October 31,
	(unaudited)	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$6.98	$6.92	$6.69	$6.74	$6.26	$4.96
INVESTMENT OPERATIONS
Net investment income[1]	0.13	0.29	0.32	0.40	0.52	0.53
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(0.00)[2]	0.07	0.22	(0.02)	0.53	1.36
Total from investment operations	0.13	0.36	0.54	0.38	1.05	1.89
REDEMPTION FEES[2]	0.00	0.00	0.00	0.00	0.00	0.00
LESS DIVIDENDS
Dividends from net investment income	(0.13)	(0.30)	(0.31)	(0.43)	(0.57)	(0.59)
Total dividends	(0.13)	(0.30)	(0.31)	(0.43)	(0.57)	(0.59)
Net asset value, end of period	$6.98	$6.98	$6.92	$6.69	$6.74	$6.26
Total return[3]	1.91%	5.33%	8.19%	5.74%	17.54%	41.36%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$506,817	$456,550	$148,636	$49,439	$20,492	$22,237
Ratio of net expenses to average net assets	0.95%[4]	0.95%	0.95%	0.95%	1.11%	1.10%
Ratio of net investment income to average net assets	3.81%[4]	4.13%	4.65%	5.97%	8.00%	10.07%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.03%[4]	0.07%	0.20%	0.69%	0.61%	0.59%
Portfolio turnover rate	33%	89%	96%	144%	88%	63%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2014	For the Year Ended October 31,
	(unaudited)	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$7.00	$6.93	$6.70	$6.74	$6.26	$4.95
INVESTMENT OPERATIONS
Net investment income[1]	0.11	0.25	0.26	0.39	0.47	0.49
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(0.00)[2]	0.07	0.22	(0.06)	0.53	1.36
Total from investment operations	0.11	0.32	0.48	0.33	1.00	1.85
REDEMPTION FEES[2]	0.00	0.00	0.00	0.00	0.00	0.00
LESS DIVIDENDS
Dividends from net investment income	(0.11)	(0.25)	(0.25)	(0.37)	(0.52)	(0.54)
Total dividends	(0.11)	(0.25)	(0.25)	(0.37)	(0.52)	(0.54)
Net asset value, end of period	$7.00	$7.00	$6.93	$6.70	$6.74	$6.26
Total return[3]	1.53%	4.64%	7.30%	5.03%	16.58%	40.55%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$4,074	$4,422	$5,185	$4,647	$7,283	$7,280
Ratio of net expenses to average net assets	1.70%[4]	1.70%	1.70%	1.70%	1.86%	1.85%
Ratio of net investment income to average net assets	3.07%[4]	3.52%	3.83%	5.80%	7.25%	9.40%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.03%[4]	0.07%	0.20%	0.68%	0.61%	0.59%
Portfolio turnover rate	33%	89%	96%	144%	88%	63%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2014	For the Year Ended October 31,
	(unaudited)	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$7.00	$6.94	$6.71	$6.75	$6.27	$4.96
INVESTMENT OPERATIONS
Net investment income[1]	0.11	0.24	0.27	0.37	0.47	0.49
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(0.00)[2]	0.07	0.21	(0.03)	0.53	1.36
Total from investment operations	0.11	0.31	0.48	0.34	1.00	1.85
REDEMPTION FEES[2]	0.00	0.00	0.00	0.00	0.00	0.00
LESS DIVIDENDS
Dividends from net investment income	(0.11)	(0.25)	(0.25)	(0.38)	(0.52)	(0.54)
Total dividends	(0.11)	(0.25)	(0.25)	(0.38)	(0.52)	(0.54)
Net asset value, end of period	$7.00	$7.00	$6.94	$6.71	$6.75	$6.27
Total return[3]	1.53%	4.47%	7.29%	5.03%	16.57%	40.46%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$187,369	$167,653	$75,699	$23,905	$17,695	$17,435
Ratio of net expenses to average net assets	1.70%[4]	1.70%	1.70%	1.70%	1.86%	1.85%
Ratio of net investment income to average net assets	3.06%[4]	3.40%	3.93%	5.39%	7.25%	9.33%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.03%[4]	0.07%	0.20%	0.68%	0.61%	0.59%
Portfolio turnover rate	33%	89%	96%	144%	88%	63%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements
April 30, 2014 (unaudited)

Note 1. Organization

Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase. Effective February 29, 2012, Class B shares of the Fund are no longer being offered for sale. Existing shareholders may continue to purchase additional Class B shares of the Fund through the reinvestment of dividends and capital gain distributions paid by the Fund. Class B shares automatically convert to Class A shares after 8 years.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. The forward contracts are valued at the net of the present value and the spot rate and are generally categorized as Level 2. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Fund's Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund's assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$1,586,555,755	$4,732,823	$1,591,288,578
Corporate Bonds	—	171,585,335	—	171,585,335
Asset Backed Securities	—	71,382,546	5,808,018	77,190,564
Common Stocks	246,384	42,190	113,832	402,406
Short-term Investments	—	136,890,193	—	136,890,193
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(659,655)	—	(659,655)
	$246,384	$1,965,796,364	$10,654,673	$1,976,697,421

*Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of April 30, 2014 in which significant unobservable inputs were used in determining value. Transfers in or out of Level 3 represent the end of the period value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Bank Loans	Corporate Bonds	Asset Backed Securities	Common Stocks	Total
Balance as of October 31, 2013	$—	$40	$—	$101,388	$101,428
Accrued discounts (premiums)	—	—	—	—	—
Purchases	4,706,074	—	5,778,910	—	10,484,984
Sales	—	—	—	—	—
Realized gain (loss)	—	(407,141)	—	—	(407,141)
Change in unrealized appreciation (depreciation)	26,749	407,101	29,108	12,444	475,402
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of April 30, 2014	$4,732,823	$—	$5,808,018	$113,832	$10,654,673
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2014	$26,749	$—	$29,108	$12,444	$68,301

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value at 4/30/2014	Valuation Technique(s)	Unobservable Input	Range
Bank Loans	$4,732,823	Acquisition Value	Acquisition Value	NA
Asset Backed Securities	$5,808,018	Acquisition Value	Acquisition Value	NA
Common Stocks	$113,832	Market Approach	Single Broker Quote	NA

The Fund follows Financial Accounting Standards Board ("FASB") amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended April 30, 2014, there were no significant transfers in and out of Level 1 Level 2, and Level 3. All transfers are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. For the six months ended April 30, 2014, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Values of Derivative Instruments as of April 30, 2014

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Currency Contracts	Unrealized appreciation on forward currency contracts	$—	Unrealized depreciation on forward currency contracts	$659,655

Effect of Derivative Instruments on the Statement of Operations

	Location	Realized Gain (loss)	Location	Net Unrealized Appreciation (Depreciation)
Currency Contracts	Net realized loss from foreign currency transactions	$(2,551,803)	Net change in unrealized appreciation (depreciation) from foreign currency translations	$(238,022)

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

The notional amount of forward foreign currency contracts at the period ended April 30, 2014 are reflected in the Notes to Financial Statements. The notional amounts of forward foreign currency contracts at each month end throughout the reporting period averaged approximately 5.4% of net assets of the Fund.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative liabilities net of related collateral pledged by the Fund at April 30, 2014:

Counterparty	Gross Amounts of Liabilites Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Morgan Stanley	$659,655	$—	$—	$—	$659,655

(a) Forward foreign currency exchange contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income").

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging foreign currency risk. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2014, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Net Unrealized Appreciation (Depreciation)
USD	95,395,935	EUR	69,025,000	07/15/14	Morgan Stanley	$(95,395,935)	$(95,691,103)	$(295,168)
USD	37,817,167	GBP	22,625,000	07/15/14	Morgan Stanley	(37,817,167)	(38,181,654)	(364,487)
								$(659,655)

Currency Abbreviations:
EUR = Euro
GBP = British Pound
USD = United States Dollar

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2014, the Fund had investment securities on loan with a fair value of $10,388,382 and a related liability of $10,590,193 for collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The carrying value of the collateral for securities loaned approximates fair value which would have been considered level 2 under the fair value hierarchy if the collateral for securities loaned were carried at fair value. For the six months ended April 30, 2014, the value of the related collateral exceeded the value of the securities loaned.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2014, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $17,132, of which $0 was rebated to borrowers (brokers). The Fund retained $14,550 in income from the cash collateral investment, and SSB, as lending agent, was paid $2,582. Securities lending income is accrued as earned.

J) OTHER — The high yield, fixed income securities in which the fund will invest will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

K) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2014, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million. For the six months ended April 30, 2014, investment advisory fees earned and voluntarily waived were $4,495,385 and $220,526, respectively. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2014, co-administrative services fees earned by Credit Suisse were $791,317.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2014, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $141,070.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. These fees were calculated at an annual rate

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

of 0.25% of the average daily net assets of the Class A shares. For the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2014, the Fund paid Rule 12b-1 distribution fees of $599,258 for Class A shares, $21,016 for Class B shares and $899,036 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2014, the Fund reimbursed Credit Suisse $619,455, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2014, CSSU and its affiliates advised the Fund that it retained $25,918 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2014, Merrill was paid $23,124 for its services by the Fund. This amount was included in the printing fees presented on the Statement of Operations.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), in an aggregated amount of $20 million for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2014, and during the six months ended April 30, 2014, the Fund had no borrowings outstanding under the Credit Facility.

On May 20, 2014, the Board approved to increase the credit facility from $20 million to $200 million effective June 4, 2014.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2014, purchases and sales of investment securities (excluding short-term investments) were $1,008,385,698 and $561,481,953, respectively.

At April 30, 2014, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,968,388,170
Unrealized appreciation	$14,864,310
Unrealized depreciation	(5,895,404)
Net unrealized appreciation (depreciation)	$8,968,906

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A, and Class C shares. Class B shares are shown but not offered. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2014 (unaudited)		For the Year Ended October 31, 2013
	Shares	Value	Shares	Value
Shares sold	74,087,295	$515,334,656	122,789,111	$851,983,662
Shares issued in reinvestment of dividends	2,676,897	18,613,791	2,561,784	17,766,435
Shares redeemed	(25,268,627)	(175,717,238)	(31,903,094)	(221,274,219)
Net increase	51,495,565	$358,231,209	93,447,801	$648,475,878
	Class A
	For the Six Months Ended April 30, 2014 (unaudited)		For the Year Ended October 31, 2013
	Shares	Value	Shares	Value
Shares sold	22,356,347	$156,279,908	57,399,112	$400,181,086
Shares issued in reinvestment of dividends	1,171,909	8,189,755	1,432,214	9,982,858
Shares redeemed	(16,332,713)	(114,165,490)	(14,858,423)	(103,535,867)
Net increase	7,195,543	$50,304,173	43,972,903	$306,628,077

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 6. Capital Share Transactions

	Class B
	For the Six Months Ended April 30, 2014 (unaudited)		For the Year Ended October 31, 2013
	Shares	Value	Shares	Value
Shares sold	4,304	$30,303	6,144	$42,917
Shares issued in reinvestment of dividends	3,999	28,026	10,609	74,101
Shares redeemed	(58,123)	(407,117)	(132,666)	(922,622)
Net decrease	(49,820)	$(348,788)	(115,913)	$(805,604)
	Class C
	For the Six Months Ended April 30, 2014 (unaudited)		For the Year Ended October 31, 2013
	Shares	Value	Shares	Value
Shares sold	5,478,088	$38,402,949	15,215,739	$106,423,437
Shares issued in reinvestment of dividends	258,082	1,808,749	385,645	2,695,935
Shares redeemed	(2,922,543)	(20,477,701)	(2,549,166)	(17,798,220)
Net increase	2,813,627	$19,733,997	13,052,218	$91,321,152

Prior to February 1, 2014, the Fund imposed a redemption fee of 2% of the value of shares that were redeemed or exchanged within 30 days from the date of purchase. For the six months ended April 30, 2014 and the year ended October 31, 2013, the redemption fees received by the Fund were $8,678 and $110,770, respectively. On February 1, 2014, the Fund eliminated the redemption fee.

On April 30, 2014, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	5	66%
Class A	4	70%
Class B	4	69%
Class C	4	69%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia charging Credit Suisse AG ("CSAG") with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign accounts for U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange Commission (the "Commission") on February 21, 2014 to resolve an

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 8. Other Matters

investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Fund was named in the Plea Agreement (as defined below) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Fund, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Fund.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment companies, such as the Fund. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Fund, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or non-U.S. regulatory or enforcement agencies as having been responsible for the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Fund that Credit Suisse and CSSU believe the Settlements will not have any material impact on the Fund or on the ability of Credit Suisse or CSSU to perform services for the Fund.

Credit Suisse Floating Rate High Income Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement for the Fund, the Board, including all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 11 and 12, 2013, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million (the "Gross Advisory Fee") for the Fund in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the voluntary fee waivers currently in place for the Fund and considered the actual fee rate of 0.54% paid by the Fund after taking waivers and breakpoints into account (the "Net Advisory Fee") during the twelve months ended September 30, 2013. The Board acknowledged that voluntary fee waivers could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Gross Advisory Fee, the combined Gross Advisory Fee and gross administration fee (together, the "Gross Management Fee"), the Gross Management Fee less waivers (the "Net Management Fee"), and the Fund's net total expenses with those of funds in the relevant expense group ("Expense Group") provided by an independent provider of investment company data. The Board also received and considered information comparing the Fund's net total expenses and Net Management Fee to the funds in the relevant Morningstar category ("Morningstar Category"). The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Morningstar Category.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior

Credit Suisse Floating Rate High Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons to the Expense Group and Morningstar Category for the Fund.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Accordingly, the Board considered whether the breakpoints in the Fund's advisory fee structure were appropriate and reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Credit Suisse Floating Rate High Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to Credit Suisse and an affiliate of Credit Suisse for co-administration and distribution services, respectively.

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The Gross Advisory Fee, the Gross Management Fee, the Net Management Fee, and the net total expenses were all below the median of the Expense Group, and the Board considered the fees to be reasonable.

•  The Fund's performance, which was above the median of the Expense Group for the year-to-date, one-, three-, five- and ten-year periods as of September 30, 2013, was satisfactory. The Fund also outperformed its Morningstar Category average for three-, five- and ten-year periods but underperformed during the year-to-date and one-year periods ended September 30, 2013. The Board noted that, in June 2011, the Fund changed its investment strategy to invest primarily in senior secured floating rate loans.

Credit Suisse Floating Rate High Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

•  The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Floating Rate High Income Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Floating Rate High Income Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of March 31, 2014.

Credit Suisse Floating Rate High Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) INC, DISTRIBUTOR.  FLHI-SAR-0414

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2014
  (unaudited)

■  CREDIT SUISSE
EMERGING MARKETS EQUITY
FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Emerging Markets Equity Fund
Semiannual Investment Adviser's Report
April 30, 2014 (unaudited)

June 23, 2014

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Emerging Markets Equity Fund (the "Fund"), for the period from the Fund's inception on December 26, 2013 to April 30, 2014.

Performance Summary
12/26/13 – 04/30/14

Fund & Benchmark	Performance
Class I1	0.10%
Class A1,2	0.10%
Class C1,2	-0.20%
MSCI Emerging Markets USD Index NR3	0.86%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review: A bumpy ride so far in 2014

The four-months ended April 30, 2014, was a challenging one that took emerging market equities on a bumpy ride. The MSCI Emerging Markets USD Index NR, the Fund's benchmark, finished the period down 0.10%.

The emerging markets were afflicted by a number of shocks during the period. No sooner had interest rate hikes in more fragile markets such as India, Turkey, and Brazil stabilized weak currencies, then Argentina devalued its peso. This led to panic among investors and started an orderly but persistent wave of selling within the asset class. Additionally, tensions in the Ukraine reached a boil as the President left the country and Russian troops entered Crimea, placing severe pressure on any equity that had Russian exposure.

Portfolio Review and Outlook: Valuation will drive positions going forward

The Credit Suisse Emerging Markets Equity Fund commenced operations on December 26, 2013. The Fund seeks capital appreciation by investing in stocks of companies based in the emerging markets globally.

Credit Suisse believes that, in emerging markets, most investment return is derived from company selection, rather than sector or country selection . The Fund leverages Credit Suisse's proprietary Industrial Life Cycle ("ILC") investment methodology, powered by HOLT. ILC provides for an innovative method to stock selection, and offers a consistent, structured, and repeatable investment process. ILC, based on the idea that wealth creation principles vary

1

Credit Suisse Emerging Markets Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

depending on where a company falls on a scale of maturity, classifies the universe of companies into five stages: Startup, Growth, Cash Cow, Fading Winner, and Restructuring. The approach then identifies the primary drivers of future share price performance within each life cycle stage, determining attractiveness based upon measures including Valuation, Quality, Earnings Momentum, and Price Momentum. The ILC risk management methodology helps to maximize exposure to potential sources of alpha via stock selection, while minimizing traditional sources of active risk, including country, sector, and industry exposure.

The Fund's investment portfolio will generally consist of 80-100 positions selected by Credit Suisse, although the number can vary based on market conditions. Credit Suisse intends to manage the Fund in a way that is neutral to the MSCI Emerging Markets Index, the Fund's benchmark, in terms of country weight, sector weight, and life cycle stage weight. For a more complete discussion of the Fund's strategy, please refer to the Fund's Prospectus.

The Fund's year to date performance was influenced by several sub-currents. The Growth stage was the largest negative contributor during the period, with a reversal in stage leadership taking place late in Q1 and continuing into April. This was caused by a wave of selling pressure on the strongest performers, and negatively impacted stock selection in the Growth stage,

The top positive contributor in Q1 was the Cash Cow stage, whose stronger performers were mostly mid-sized companies, ranging from solar panel manufacturers in China, Korean media players and South African retailers. Small and mid-sized companies within Emerging Markets behaved slightly more predictably in the quarter, as they were shielded from redemption-driven selling due to their lower liquidity levels. Positive performance in April was attributed to the Fading Winner and Restructuring phases, with winners in these stages ranging broadly from smartphone supply chain companies to Brazilian utility companies.

Outlook: Elections loom across many Emerging Markets, with voting already completed in India. Some countries, such as Brazil and Turkey, appear set for a continuation of leadership, while investors have bid up the Indian bourse 10% in anticipation of new directions. Election outcomes will introduce additional volatility to an already tenuous macro backdrop. The inversion seen between leaders and laggards in March also introduced growing strength in cheaper names outperforming more expensive names. A more prolonged shift away from the price momentum and quality driven market that we have faced in the

2

Credit Suisse Emerging Markets Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

last 18 months to a more valuation driven theme should continue to drive our positions in the later life cycle segments, such as Cash Cow and Fading Winner.

Global Equity Investment Group

Alfred S. Bryant

Foreign investments involve significant risks including risk of loss of principal, currency risk, derivatives risk, emerging markets risk, equity exposure risk, foreign securities risk, information risk, political risk, access risk, operational risk, liquidity risk, manager risk, market risk, and small- and mid-cap stock risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2014; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower.

2  Total return for the Fund's Class A shares from December 26, 2013, based on offering price (including maximum sales charge of 5.25%), was (5.12)%. Total return for the Fund's Class C shares through April 30, 2014, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was (1.20)%.

3  Morgan Stanley Capital International (MSCI) Emerging Markets Index (the "MSCI Index")

3

Credit Suisse Emerging Markets Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Returns as of April 30, 20141

Since Inception[2]
Class I	0.10%
Class A Without Sales Charge	0.10%
Class A With Maximum Sales Charge	(5.12)%
Class C Without CDSC	(0.20)%
Class C With CDSC	(1.20)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 3.06% for Class I shares, 3.31% for Class A shares and 4.06% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.25% for Class I shares, 1.50% for Class A shares and 2.25% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 1.25% of the Fund's average daily net assets for Class I shares, 1.50% of the Fund's average daily net assets for Class A shares and 2.25% of the Fund's average daily net assets for Class C shares through at least February 28, 2015.

2  Inception Date December 26, 2013.

4

Credit Suisse Emerging Markets Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the period ended April 30, 2014.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Emerging Markets Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Expenses and Value for a $1,000 Investment
for the period ended April 30, 2014

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 12/26/13	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/14	$1,001.00	$1,001.00	$998.00
Expenses Paid per $1,000*	$4.28	$5.14	$7.70
Hypothetical 5% Fund Return
Beginning Account Value 12/26/13	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/14	$1,012.84	$1,011.99	$1,009.42
Expenses Paid per $1,000*	$4.31	$5.17	$7.74
	Class I	Class A	Class C
Annualized Expense Ratios*	1.25%	1.50%	2.25%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

6

Credit Suisse Emerging Markets Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Sector Breakdown*

Financials	20.3%
Information Technology	15.9
Consumer Discretionary	13.1
Energy	8.7
Industrials	8.3
Telecommunication Services	8.0
Materials	5.6
Commingled Fund	5.1
Consumer Staples	5.1
Utilities	3.9
Short-Term Investment[1]	3.7
Health Care	2.3
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2014.

7

Credit Suisse Emerging Markets Equity Fund
Schedule of Investments
April 30, 2014 (unaudited)

	Number of Shares	Value
COMMON STOCKS (88.0%)
BRAZIL (9.4%)
Commercial Banks (1.9%)
Banco do Brasil S.A.	36,000	$377,082
Diversified Consumer Services (1.5%)
Kroton Educacional S.A.	14,800	316,270
Household Durables (1.5%)
Cyrela Brazil Realty S.A.	23,400	141,555
MRV Engenharia e Participacoes S.A.	50,000	157,945
		299,500
Insurance (0.9%)
Porto Seguro S.A.	13,100	190,497
IT Services (0.8%)
Cielo S.A.	8,800	155,529
Metals & Mining (2.0%)
Vale S.A., ADR	30,400	401,888
Transportation Infrastructure (0.8%)
EcoRodovias Infraestrutura e Logistica S.A.	28,000	167,002
		1,907,768
CHILE (1.5%)
Electric Utilities (1.5%)
Enersis S.A., ADR	19,300	310,730
CHINA (13.0%)
Commercial Banks (8.0%)
Agricultural Bank of China Ltd., Series H	454,000	190,449
Bank of China Ltd., Series H	911,000	402,567
China CITIC Bank Corp. Ltd., Series H	353,000	210,871
China Minsheng Banking Corp. Ltd., Series H	129,000	130,151
Chongqing Rural Commercial Bank, Series H	273,000	118,999
Industrial & Commercial Bank of China Ltd., Series H	925,000	551,515
		1,604,552
Computers & Peripherals (0.5%)
Coolpad Group Ltd.	240,000	104,187
Construction & Engineering (1.1%)
China Communications Construction Co. Ltd., Series H	339,000	221,096
Internet Software & Services (0.8%)
Tencent Holdings Ltd.	2,400	151,168
Life Sciences Tools & Services (1.2%)
WuXi PharmaTech Cayman, Inc., ADR*	7,300	248,200
Oil, Gas & Consumable Fuels (1.0%)
China Petroleum & Chemical Corp., Series H	238,000	210,672

See Accompanying Notes to Financial Statements.
8

Credit Suisse Emerging Markets Equity Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

	Number of Shares	Value
COMMON STOCKS
CHINA
Real Estate Management & Development (0.4%)
Country Garden Holdings Co. Ltd.	220,000	$88,212
		2,628,087
COLOMBIA (1.4%)
Oil, Gas & Consumable Fuels (1.4%)
Ecopetrol S.A., ADR	7,400	277,426
CYPRUS (0.5%)
Road & Rail (0.5%)
Globaltrans Investment PLC, GDR, Reg S	10,800	102,816
HONG KONG (5.1%)
Chemicals (0.5%)
Huabao International Holdings Ltd.	207,000	98,048
Hotels, Restaurants & Leisure (1.1%)
Galaxy Entertainment Group Ltd.*	27,000	213,321
Industrial Conglomerates (1.2%)
Hutchison Whampoa Ltd.	8,000	109,758
Jardine Strategic Holdings Ltd.	3,500	125,219
		234,977
Oil, Gas & Consumable Fuels (0.7%)
CNOOC Ltd.	91,000	149,707
Real Estate Management & Development (1.2%)
China Overseas Land & Investment Ltd.	46,000	113,120
Shimao Property Holdings Ltd.	62,500	123,609
		236,729
Wireless Telecommunication Services (0.4%)
China Mobile Ltd.	9,500	90,427
		1,023,209
INDIA (2.8%)
Automobiles (1.2%)
Tata Motors Ltd., ADR	6,600	246,972
Commercial Banks (0.9%)
State Bank of India, GDR, Reg S	2,800	191,660
Pharmaceuticals (0.7%)
Dr Reddy's Laboratories Ltd., ADR	3,000	135,210
		573,842
INDONESIA (3.0%)
Food Products (1.9%)
Indofood Sukses Makmur Tbk PT	615,200	376,338

See Accompanying Notes to Financial Statements.
9

Credit Suisse Emerging Markets Equity Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

	Number of Shares	Value
COMMON STOCKS
INDONESIA
Gas Utilities (1.1%)
Perusahaan Gas Negara Persero Tbk PT	486,700	$224,784
		601,122
JAPAN (0.4%)
Household Products (0.4%)
Pigeon Corp.	2,000	89,617
MEXICO (3.7%)
Metals & Mining (1.3%)
Grupo Mexico S.A.B. de C.V., Series B	89,400	269,109
Transportation Infrastructure (1.2%)
OHL Mexico S.A.B. de C.V.*	89,000	236,626
Wireless Telecommunication Services (1.2%)
America Movil S.A.B. de C.V., Series L	236,000	237,821
		743,556
NETHERLANDS (1.1%)
Wireless Telecommunication Services (1.1%)
VimpelCom Ltd., ADR	27,000	226,800
RUSSIA (4.3%)
Oil, Gas & Consumable Fuels (4.3%)
Gazprom OAO, ADR	24,000	173,280
Lukoil OAO, ADR	11,000	582,120
NovaTek OAO*	11,000	105,377
		860,777
SINGAPORE (0.8%)
Industrial Conglomerates (0.8%)
Sembcorp Industries Ltd.	37,000	158,637
SOUTH AFRICA (4.0%)
Food & Staples Retailing (1.3%)
The SPAR Group Ltd.	22,677	266,170
Specialty Retail (1.9%)
The Foschini Group Ltd.	22,500	232,302
Truworths International Ltd.	19,000	152,497
		384,799
Wireless Telecommunication Services (0.8%)
MTN Group Ltd.	7,500	150,311
		801,280
See Accompanying Notes to Financial Statements.
10

Credit Suisse Emerging Markets Equity Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

	Number of Shares	Value
COMMON STOCKS
SOUTH KOREA (13.6%)
Automobiles (4.1%)
Hyundai Motor Co.	2,500	$557,416
Kia Motors Corp.	5,000	277,411
		834,827
Construction & Engineering (1.4%)
Daelim Industrial Co. Ltd.	3,600	293,753
Insurance (1.1%)
Hyundai Marine & Fire Insurance Co. Ltd.	7,300	214,178
Semiconductors & Semiconductor Equipment (3.1%)
Samsung Electronics Co. Ltd.	475	619,381
Software (0.9%)
NCSoft Corp.	900	179,081
Wireless Telecommunication Services (3.0%)
SK Telecom Co. Ltd.	2,950	610,812
		2,752,032
TAIWAN (13.1%)
Commercial Banks (0.6%)
King's Town Bank	124,000	115,141
Computers & Peripherals (2.4%)
Asustek Computer, Inc.	23,000	237,798
Catcher Technology Co. Ltd.	29,000	244,863
		482,661
Electronic Equipment, Instruments & Components (2.3%)
Hon Hai Precision Industry Co. Ltd.	163,000	468,130
Health Care Equipment & Supplies (0.4%)
St Shine Optical Co. Ltd.	4,300	91,294
Personal Products (0.6%)
Grape King Bio Ltd.	28,000	125,553
Semiconductors & Semiconductor Equipment (4.8%)
Hermes Microvision, Inc.	4,000	166,144
Taiwan Semiconductor Manufacturing Co. Ltd.	206,000	809,447
		975,591
Textiles, Apparel & Luxury Goods (2.0%)
Eclat Textile Co. Ltd.	36,100	395,808
		2,654,178
THAILAND (5.2%)
Chemicals (2.0%)
PTT Global Chemical PCL	182,700	393,799
Commercial Banks (0.9%)
Bangkok Bank PCL, NVDR	30,600	178,465

See Accompanying Notes to Financial Statements.
11

Credit Suisse Emerging Markets Equity Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

	Number of Shares	Value
COMMON STOCKS
THAILAND
Food Products (0.9%)
Thai Union Frozen Products PCL	87,200	$188,628
Oil, Gas & Consumable Fuels (1.4%)
PTT PCL	30,000	290,173
		1,051,065
TURKEY (3.4%)
Construction & Engineering (0.7%)
Tekfen Holding A.S.	52,300	132,073
Diversified Telecommunication Services (1.7%)
Turk Telekomunikasyon A.S.	114,000	342,184
Real Estate Investment Trusts (1.0%)
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	157,600	206,375
		680,632
UNITED KINGDOM (0.9%)
Insurance (0.9%)
Old Mutual PLC	52,600	177,808
UNITED STATES (0.8%)
Internet Software & Services (0.8%)
Sohu.com, Inc.*	2,800	154,476
TOTAL COMMON STOCKS (Cost $17,859,583)		17,775,858
PREFERRED STOCKS (5.2%)
BRAZIL (5.2%)
Commercial Banks (3.0%)
Banco Bradesco S.A.	14,300	212,361
Itau Unibanco Holding S.A.	24,000	395,177
		607,538
Electric Utilities (1.4%)
Cia Energetica de Minas Gerais	35,900	272,911
Machinery (0.8%)
Randon Participacoes S.A.	50,500	162,688
TOTAL PREFERRED STOCKS (Cost $862,491)		1,043,137
EXCHANGE TRADED FUNDS (5.2%)
FRANCE (2.5%)
Lyxor ETF MSCI India*	36,050	513,597
LUXEMBOURG (2.7%)
db x-trackers CNX Nifty UCITS ETF*	4,825	544,172
TOTAL EXCHANGE TRADED FUNDS (Cost $987,800)		1,057,769

See Accompanying Notes to Financial Statements.
12

Credit Suisse Emerging Markets Equity Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

	Par (000)	Value
SHORT-TERM INVESTMENT (3.8%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010% 05/01/2014 (Cost $770,000)	$770	$770,000
TOTAL INVESTMENTS AT VALUE (102.2%) (Cost $20,479,874)		20,646,764
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.2%)		(450,610)
NET ASSETS (100.0%)		$20,196,154

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non-Voting Depository Receipt

Reg S = Regulation S

*  Non-income producing security.

See Accompanying Notes to Financial Statements.
13

Credit Suisse Emerging Markets Equity Fund
Statement of Assets and Liabilities
April 30, 2014 (unaudited)

Assets
Investments at value (Cost $20,479,874) (Note 2)	$20,646,764
Cash	284
Dividend receivable	78,906
Prepaid offering cost (Note 3)	69,699
Receivable from investment adviser (Note 3)	26,706
Prepaid expenses	5,528
Total Assets	20,827,887
Liabilities
Administrative services fee payable (Note 3)	12,387
Shareholder servicing/Distribution fee payable (Note 3)	1,040
Due to custodian for foreign currency at value (cost $261,679)	256,541
Payable for investments purchased	245,381
Trustees' fee payable	8,375
Offering costs (Note 3)	51,119
Accrued expenses	56,890
Total Liabilities	631,733
Net Assets
Capital stock, $.001 par value (Note 6)	2,017
Paid-in capital (Note 6)	20,171,783
Undistributed net investment income	37,747
Accumulated net realized loss on investments and foreign currency transactions	(187,282)
Net unrealized appreciation from investments and foreign currency translations	171,889
Net Assets	$20,196,154
I Shares
Net assets	$18,099,045
Shares outstanding	1,807,476
Net asset value, offering price and redemption price per share	$10.01
A Shares
Net assets	$1,099,193
Shares outstanding	109,862
Net asset value and redemption price per share	$10.01
Maximum offering price per share (net asset value/(1-5.25%))	$10.56
C Shares
Net assets	$997,916
Shares outstanding	100,000
Net asset value, offering price and redemption price per share	$9.98

See Accompanying Notes to Financial Statements.
14

Credit Suisse Emerging Markets Equity Fund
Statement of Operations
For the Period Ended April 30, 2014 (unaudited)1

Investment Income (Note 2)
Dividends	$130,746
Foreign taxes withheld	(5,130)
Total investment income	125,616
Expenses
Investment advisory fees (Note 3)	60,257
Administrative services fees (Note 3)	18,208
Shareholder servicing/Distribution fees (Note 3)
Class A	842
Class C	3,337
Offering costs (Note 3)	47,094
Legal fees	27,433
Audit and tax fees	20,523
Trustees' fees	9,964
Custodian fees	7,171
Printing fees (Note 3)	5,106
Transfer agent fees (Note 3)	2,914
Registration fees	2,561
Insurance expense	729
Commitment fees (Note 4)	34
Miscellaneous expense	2,656
Total expenses	208,829
Less: fees waived and expenses reimbursed (Note 3)	(120,960)
Net expenses	87,869
Net investment income	37,747
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(175,334)
Net realized loss from foreign currency transactions	(11,948)
Net change in unrealized appreciation (depreciation) from investments	166,890
Net change in unrealized appreciation (depreciation) from foreign currency translations	4,999
Net realized and unrealized loss from investments and foreign currency related items	(15,393)
Net increase in net assets resulting from operations	$22,354

1  For the period December 26, 2013 (commencement of operations) through April 30, 2014.

See Accompanying Notes to Financial Statements.
15

Credit Suisse Emerging Markets Equity Fund
Statement of Changes in Net Assets

For the Period Ended April 30, 2014 (unaudited)[1]
From Operations
Net investment income	$37,747
Net realized loss from investments and foreign currency transactions	(187,282)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	171,889
Net increase in net assets resulting from operations	22,354
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	20,173,800
Net increase in net assets from capital share transactions	20,173,800
Net increase in net assets	20,196,154
Net Assets
Beginning of period	—
End of period	$20,196,154
Undistributed net investment income	$37,747

1  For the period December 26, 2013 (commencement of operations) through April 30, 2014.

See Accompanying Notes to Financial Statements.
16

Credit Suisse Emerging Markets Equity Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout the Period)

For the Period Ended April 30, 2014 (unaudited)[1]
Per share data
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.02
Net loss on investments and foreign currency related items (both realized and unrealized)	(0.01)
Total from investment operations	0.01
Net asset value, end of period	$10.01
Total return[3]	0.10%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$18,099
Ratio of net expenses to average net assets	1.25%[4]
Ratio of net investment income to average net assets	0.62%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.81%[4]
Portfolio turnover rate	22%

1  For the period December 26, 2013 (commencement of operations) through April 30, 2014.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
17

Credit Suisse Emerging Markets Equity Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout the Period)

For the Period Ended April 30, 2014 (unaudited)[1]
Per share data
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.01
Net gain on investments and foreign currency related items (both realized and unrealized)	0.00
Total from investment operations	0.01
Net asset value, end of period	$10.01
Total return[3]	0.10%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,099
Ratio of net expenses to average net assets	1.50%[4]
Ratio of net investment income to average net assets	0.45%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.81%[4]
Portfolio turnover rate	22%

1  For the period December 26, 2013 (commencement of operations) through April 30, 2014.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
18

Credit Suisse Emerging Markets Equity Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout the Period)

For the Period Ended April 30, 2014 (unaudited)[1]
Per share data
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.01)
Net loss on investments and foreign currency related items (both realized and unrealized)	(0.01)
Total from investment operations	(0.02)
Net asset value, end of period	$9.98
Total return[3]	(0.20)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$998
Ratio of net expenses to average net assets	2.25%[4]
Ratio of net investment income to average net assets	(0.38)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.81%[4]
Portfolio turnover rate	22%

1  For the period December 26, 2013 (commencement of operations) through April 30, 2014.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
19

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements
April 30, 2014 (unaudited)

Note 1. Organization

Credit Suisse Emerging Markets Equity Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company seeks capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995. The Fund commenced operations on December 26, 2013.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation

20

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

based on changes in the value of the underlying index. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. The forward contracts are valued at the net of the present value and the spot rate and are generally categorized as Level 2. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Fund's Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

21

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund's assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$4,773,110	$13,002,748	$—	$17,775,858
Preferred Stocks	1,043,137	—	—	1,043,137
Exchange Traded Funds	1,057,769	—	—	1,057,769
Short-term Investment	—	770,000	—	770,000
	$6,874,016	$13,772,748	$—	$20,646,764

The Fund follows Financial Accounting Standards Board ("FASB") amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended April 30, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. The Fund has not entered into any derivative or hedging activities during the period covered by this report.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity

22

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment

23

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the period ended April 30, 2014, there were no securities out on loan. Securities lending income is accrued as earned.

I) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss

24

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

J) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2014, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.90% of the Fund's average daily net assets. For the period ended April 30, 2014, investment advisory fees earned and fee waived/expense reimbursed were $60,257 and $120,960, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2015. Credit Suisse contractually waives fees and reimburses expenses so that the Fund's annual operating expenses will not exceed 1.25% of the Fund's average daily net assets for Class I shares, 1.50% of the Fund's average daily net assets for Class A shares, and 2.25% of the Fund's average daily net assets for Class C shares.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the period ended

25

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

April 30, 2014, co-administrative services fees earned by Credit Suisse were $6,025.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the period ended April 30, 2014, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $12,183.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the period ended April 30, 2014, the Fund paid Rule 12b-1 distribution fees of $842 for Class A shares and $3,337 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from the Fund. For the period ended April 30, 2014, the Fund had no reimbursement to Credit Suisse.

For the period ended April 30, 2014, CSSU and its affiliates advised the Fund, that there was no retained commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the period ended April 30, 2014, Merrill was paid $3,921 for its services by the Fund. This amount was included in the printing fees presented on the Statement of Operations.

Offering costs, including initial registration cost, were deferred and will be charged to expenses over the Fund's first 12 months of operation. For the period ended April 30, 2014, $47,094 has been expensed to the Fund.

26

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), in an aggregated amount of $20 million ($200 million effective June 4, 2014) for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2014, and during the period ended April 30, 2014, the Fund had no borrowings outstanding under the Credit Facility.

On May 20, 2014, the Board approved to increase the credit facility from $20 million to $200 million effective June 4, 2014.

Note 5. Purchases and Sales of Securities

For the period ended April 30, 2014, purchases and sales of investment securities (excluding short-term investments) were $23,365,505 and $3,480,296, respectively.

At April 30, 2014, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$20,479,874
Unrealized appreciation	$1,182,118
Unrealized depreciation	(1,015,228)
Net unrealized appreciation (depreciation)	$166,890

27

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Period Ended April 30, 2014 (unaudited)[1]
	Shares	Value
Shares sold	1,807,476	$18,073,800
Net increase	1,807,476	$18,073,800
	Class A
	For the Period Ended April 30, 2014 (unaudited)[1]
	Shares	Value
Shares sold	109,862	$1,100,000
Net increase	109,862	$1,100,000
	Class C
	For the Period Ended April 30, 2014 (unaudited)[1]
	Shares	Value
Shares sold	100,000	$1,000,000
Net increase	100,000	$1,000,000

1  For the period December 26, 2013 (commencement of operations) through April 30, 2014.

On April 30, 2014, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	1	*	100%
Class A	2	*	100%
Class C	1	*	100%

*This includes the seed money from Merchant Holdings, Inc., an affiliate of Credit Suisse.

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

28

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia charging Credit Suisse AG ("CSAG") with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign accounts for U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange Commission (the "Commission") on February 21, 2014 to resolve an

29

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 8. Other Matters

investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Fund was named in the Plea Agreement (as defined below) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Fund, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Fund.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment companies, such as the Fund. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Fund, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or non-U.S. regulatory or enforcement agencies as having been responsible for the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Fund that Credit Suisse and CSSU believe the Settlements will not have any material impact on the Fund or on the ability of Credit Suisse or CSSU to perform services for the Fund.

30

Credit Suisse Emerging Markets Equity Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

31

Credit Suisse Emerging Markets Equity Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of March 31, 2014.

32

Credit Suisse Emerging Markets Equity Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

33

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  EME-SAR-0414

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2014
  (unaudited)

■  CREDIT SUISSE
VOLARIS US STRATEGIES FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Volaris US Strategies Fund
Semiannual Investment Adviser's Report
April 30, 2014 (unaudited)

June 23, 2014

Dear shareholder:

We are pleased to present this One-Month Report covering the activities of the Credit Suisse Volaris US Strategies Fund (the "Fund"), for the one-month period ended April 30, 2014.

Performance Summary
03/31/14 – 04/30/14

Fund & Benchmark	Performance
Class I1,4	0.70%
Class A1,2	0.60%
Class C1,2	0.60%
S&P 500 Total Return Index[3]	0.74%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review:

The one-month period ended April 30, 2014 was an interesting period for volatility, with the S&P 500 Total Return Index, the Fund's benchmark, returning 0.74%.

S&P 500 realized volatility was 13.09% over the month, an increase of 2.64% over the March level. The Chicago Board Options Exchange Market Volatility Index (VIX), a popular measure of the implied volatility of S&P 500 index options, ended the month at 13.41 – 0.47 below the March month end value of 13.88. Based on closing levels, the S&P 500 Index experienced a range of 4.02% in April, compared with the 1.99% range in March

Volatility increased in the first half of April with multiple days of S&P 500 Index returns exceeding 1% and the Index losing up to 3% from the March month end value. Short-term (5-day) return volatility far exceeded VIX levels for four consecutive days. As the Index subsequently rose, VIX decreased rapidly and volatility stabilized. The month end Federal Open Market Committee (FOMC) economic assessment balanced the disappointing GDP report and mixed labor indicators with references to adverse weather conditions and household spending increases.

Portfolio Review and Outlook: A positive first month

The Credit Suisse Volaris US Strategies Fund commenced operations on March 31, 2014. The Fund seeks total return. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in equity securities and other financial instruments that provide exposure to the S&P 500

1

Credit Suisse Volaris US Strategies Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Total Return Index (the "Total Return Index") (the "index exposure strategy"), combined with actively managed options overlay strategies. These strategies are intended to provide the Fund with returns exceeding those of the Total Return Index over a full market cycle, while limiting downside risk and improving returns during periods of significant, extreme downward market movement. The Total Return Index assumes reinvestment of all dividends paid by the issuers in the S&P 500 Index, which is a market capitalization-weighted price index of 500 large-capitalization stocks commonly used to represent the U.S. equity market ("the S&P 500 Index").

To implement the index exposure strategy, the Fund purchases and writes (sells) S&P 500 Index options and futures, and invests in stocks and ETFs that provide exposure to the S&P 500 Index. The value of the Fund's S&P 500 Index options and futures positions is intended to closely track changes in the value of the S&P 500 Index. The Fund typically seeks to gain long exposure to the S&P 500 Index in an amount approximately equal to the Fund's net assets. The Fund's use of S&P 500 Index options and futures enables the Fund to obtain exposure to the S&P 500 Index with a fraction of the assets that would otherwise be needed if the Fund were to obtain such exposure solely through a direct investment in the stocks that comprise the S&P 500 Index or in a representative sample of such stocks. This provides the Fund with the ability to invest a greater portion of its assets in options and futures as part of its options overlay strategies and in fixed income securities that serve as collateral for the Fund's options and futures positions. Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in securities of U.S. issuers. For a more complete discussion of Fund strategy, please refer to the Fund's Prospectus.

For the one-month period ended April 30, 2014, the Fund slightly underperformed the S&P 500 Total Return Index. Dynamic Volatility (DV), the component of the Fund that seeks to benefit from short or long exposures to volatility, contributed positively to performance, although it was offset by the negative contribution arising from the Tail-Risk Hedging (TRH) component and management fees.

The fund maintained its target exposure to the S&P Total Return Index (100%), Tail-Risk Hedging Strategy (100%), and the Dynamic Volatility Strategy (50%).

The Credit Suisse Volaris Investment Team

Vivek Kapoor
Timothy Knowles

2

Credit Suisse Volaris US Strategies Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, credit risk, derivatives risk, equity exposure risk, exchange traded funds risk, exposure risk, fixed income risk, futures contracts risk, index/tracking error risk, interest rate risk, market risk, leveraging risk, options risk, short position risk, strategy risk and U.S. government securities risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2014; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower.

2  Total return for the Fund's Class A shares from March 31, 2014 (Inception Date) through April 30, 2014, based on offering price (including maximum sales charge of 5.25%), was (4.64)%. Total return for the Fund's Class C shares from March 31, 2014 (Inception Date) through April 30, 2014, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was (0.40)%.

3  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. Investors. An index does not have transaction costs; investors may not invest directly in an index.

3

Credit Suisse Volaris US Strategies Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Returns as of April 30, 20141

Since Inception[2]
Class I	0.70%[3]
Class A Without Sales Charge	0.60%
Class A With Maximum Sales Charge	(4.64)%
Class C Without CDSC	0.60%
Class C With CDSC	(0.40)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 2.97% for Class I shares, 3.22% for Class A shares and 3.97% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.30% for Class I shares, 1.55% for Class A shares and 2.30% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2015.

2  Inception Date March 31, 2014.

3  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

4

Credit Suisse Volaris US Strategies Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the period ended April 30, 2014.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Volaris US Strategies Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Expenses and Value for a $1,000 Investment
for the period ended April 30, 2014

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 4/01/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/14	$1,007.00	$1,006.00	$1,006.00
Expenses Paid per $1,000*	$1.07	$1.28	$1.90
Hypothetical 5% Fund Return
Beginning Account Value 4/01/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/14	$1,003.04	$1,002.84	$1,002.22
Expenses Paid per $1,000*	$1.07	$1.28	$1.89
	Class I	Class A	Class C
Annualized Expense Ratios*	1.30%	1.55%	2.30%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Sector Breakdown*

United States Agency Obligations	84.02%
Options Purchased	3.21
Short-term Investment[1]	12.77
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2014.

6

Credit Suisse Volaris US Strategies Fund
Schedule of Investments
April 30, 2014 (unaudited)

Number of Contracts					Value
OPTIONS PURCHASED (4.2%)
Call Purchased Options (3.7%)
14	S&P 500 Index, Strike @ $1,835, expires 05/02/14				$67,620
12	S&P 500 Index, Strike @ $1,870, expires 05/02/14				22,140
166	S&P 500 Index, Strike @ $1,970, expires 05/02/14				415
18	S&P 500 Index, Strike @ $1,860, expires 05/17/14				57,042
7	S&P 500 Index, Strike @ $1,865, expires 05/17/14				19,600
34	S&P 500 Index, Strike @ $1,880, expires 05/17/14				63,240
91	S&P 500 Index, Strike @ $2,000, expires 05/17/14				910
17	S&P 500 Index, Strike @ $1,875, expires 05/23/14				36,325
166	S&P 500 Index, Strike @ $1,970, expires 05/23/14				4,980
170	S&P 500 Index, Strike @ $1,955, expires 05/30/14				18,700
1	S&P 500 Index, Strike @ $1,850, expires 06/21/14				5,280
12	S&P 500 Index, Strike @ $1,855, expires 06/21/14				57,360
134	S&P 500 Index, Strike @ $1,865, expires 06/21/14				548,998
2	S&P 500 Index, Strike @ $1,880, expires 06/21/14				6,600
122	S&P 500 Index, Strike @ $2,040, expires 06/21/14				2,440
124	S&P 500 Index, Strike @ $2,010, expires 07/19/14				26,040
					937,690
Put Purchased Options (0.5%)
13	S&P 500 Index, Strike @ $1,840, expires 05/02/14				715
8	S&P 500 Index, Strike @ $1,845, expires 05/02/14				600
91	S&P 500 Index, Strike @ $1,510, expires 05/17/14				683
7	S&P 500 Index, Strike @ $1,830, expires 05/17/14				3,500
11	S&P 500 Index, Strike @ $1,835, expires 05/17/14				6,105
17	S&P 500 Index, Strike @ $1,850, expires 05/17/14				13,430
83	S&P 500 Index, Strike @ $1,650, expires 05/23/14				6,225
9	S&P 500 Index, Strike @ $1,820, expires 05/23/14				6,570
2	S&P 500 Index, Strike @ $1,840, expires 05/23/14				2,160
10	S&P 500 Index, Strike @ $1,850, expires 05/23/14				11,500
170	S&P 500 Index, Strike @ $1,685, expires 05/30/14				25,840
91	S&P 500 Index, Strike @ $1,525, expires 06/21/14				9,100
85	S&P 500 Index, Strike @ $1,550, expires 06/21/14				10,200
15	S&P 500 Index, Strike @ $1,815, expires 06/21/14				26,175
95	S&P 500 Index, Strike @ $1,480, expires 07/19/14				14,250
					137,053
TOTAL OPTIONS PURCHASED (Cost $1,466,471)					1,074,743
Par (000)		Ratings (S&P/Moody's)	Maturity	Rate%
UNITED STATES AGENCY OBLIGATIONS (111.8%)
$5,625	United States Treasury Bills	(AA+, Aaa)	05/01/14	0.020	5,625,000
5,625	United States Treasury Bills	(AA+, Aaa)	05/29/14	0.015	5,624,927
5,625	United States Treasury Bills	(AA+, Aaa)	06/05/14	0.012	5,624,966
5,625	United States Treasury Bills	(AA+, Aaa)	06/26/14	0.010	5,624,932
5,625	United States Treasury Bills	(AA+, Aaa)	07/03/14	0.000	5,624,899
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $28,124,680)					28,124,724

See Accompanying Notes to Financial Statements.
7

Credit Suisse Volaris US Strategies Fund
Schedule of Investments (continued)
April 30, 2014 (unaudited)

Par (000)		Maturity	Rate%	Value
SHORT-TERM INVESTMENT (17.0%)
$4,273	State Street Bank and Trust Co. Euro Time Deposit (Cost $4,273,000)	05/01/14	0.010	$4,273,000
TOTAL INVESTMENTS AT VALUE (133.0%) (Cost $33,864,151)				33,472,467
LIABILITIES IN EXCESS OF OTHER ASSETS (-33.0%)				(8,310,603)
NET ASSETS (100.0%)				$25,161,864

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

See Accompanying Notes to Financial Statements.
8

Credit Suisse Volaris US Strategies Fund
Statement of Assets and Liabilities
April 30, 2014 (unaudited)

Assets
Investments at value (Cost $33,864,151) (Note 2)	$33,472,467
Cash segregated held at brokers for written options	884,907
Receivable for investments sold	41,798
Receivable from investment adviser (Note 3)	13,746
Prepaid offering costs (Note 3)	94,579
Prepaid expenses	1,441
Total Assets	34,508,938
Liabilities
Administrative services fee payable (Note 3)	7,680
Shareholder servicing/Distribution fee payable (Note 3)	1,022
Payable for investments purchased	5,686,213
Due to custodian	1,771,524
Outstanding written options, at value (Proceeds $2,447,144) (Note 2)	1,755,066
Offering costs (Note 3)	84,119
Trustees' fee payable	2,383
Accrued expenses	39,067
Total Liabilities	9,347,074
Net Assets
Capital stock, $.001 par value (Note 6)	2,500
Paid-in capital (Note 6)	25,001,500
Accumulated net investment loss	(27,251)
Accumulated net realized loss on written options	(115,279)
Net unrealized appreciation from investments and written options	300,394
Net Assets	$25,161,864
I Shares
Net assets	$23,146,166
Shares outstanding	2,300,000
Net asset value, offering price and redemption price per share	$10.06
A Shares
Net assets	$1,006,148
Shares outstanding	100,000
Net asset value and redemption price per share	$10.06
Maximum offering price per share (net asset value/(1-5.25%))	$10.62
C Shares
Net assets	$1,009,550
Shares outstanding	100,400
Net asset value, offering price and redemption price per share	$10.06

See Accompanying Notes to Financial Statements.
9

Credit Suisse Volaris US Strategies Fund
Statement of Operations
For the Period Ended April 30, 2014 (unaudited)1

Investment Income (Note 2)
Interest	$337
Total investment income	337
Expenses
Investment advisory fees (Note 3)	20,435
Administrative services fees (Note 3)	7,680
Shareholder servicing/Distribution fees (Note 3)
Class A	204
Class C	818
Offering costs (Note 3)	15,421
Audit and tax fees	7,009
Legal fees	4,110
Trustees' fees	2,383
Printing fees (Note 3)	1,752
Registration fees	525
Transfer agent fees (Note 3)	288
Insurance expense	280
Commitment fees (Note 4)	8
Miscellaneous expense	856
Total expenses	61,769
Less: fees waived and expenses reimbursed (Note 3)	(34,181)
Net expenses	27,588
Net investment loss	(27,251)
Net Realized and Unrealized Gain (Loss) from Investments and Written Options
Net realized loss from written options	(115,279)
Net change in unrealized appreciation (depreciation) from investments	(391,684)
Net change in unrealized appreciation (depreciation) from written options	692,078
Net realized and unrealized gain from investments and written options	185,115
Net increase in net assets resulting from operations	$157,864

1  For the period March 31, 2014 (commencement of operations) through April 30, 2014.

See Accompanying Notes to Financial Statements.
10

Credit Suisse Volaris US Strategies Fund
Statement of Changes in Net Assets

For the Period Ended April 30, 2014 (unaudited)[1]
From Operations
Net investment loss	$(27,251)
Net realized loss from investments and written options	(115,279)
Net change in unrealized appreciation (depreciation) from investments and written options	300,394
Net increase in net assets resulting from operations	157,864
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	25,004,000
Net increase in net assets from capital share transactions	25,004,000
Net increase in net assets	25,161,864
Net Assets
Beginning of period	—
End of period	$25,161,864
Accumulated net investment loss	$(27,251)

1  For the period March 31, 2014 (commencement of operations) through April 30, 2014.

See Accompanying Notes to Financial Statements.
11

Credit Suisse Volaris US Strategies Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout the Period)

For the Period Ended April 30, 2014 (unaudited)[1]
Per share data
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.01)
Net gain on investments and written options (both realized and unrealized)	0.07
Total from investment operations	0.06
Net asset value, end of period	$10.06[3]
Total return[4]	0.70%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$23,146
Ratio of net expenses to average net assets	1.30%[5]
Ratio of net investment loss to average net assets	(1.28)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.67%[5]
Portfolio turnover rate	0%

1  For the period March 31, 2014 (commencement of operations) through April 30, 2014.

2  Per share information is calculated using the average shares outstanding method.

3  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

4  Total returns are historical and assume changes in share price. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.
12

Credit Suisse Volaris US Strategies Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout the Period)

For the Period Ended April 30, 2014 (unaudited)[1]
Per share data
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.01)
Net gain on investments and written options (both realized and unrealized)	0.07
Total from investment operations	0.06
Net asset value, end of period	$10.06
Total return[3]	0.60%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,006
Ratio of net expenses to average net assets	1.55%[4]
Ratio of net investment loss to average net assets	(1.53)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.67%[4]
Portfolio turnover rate	0%

1  For the period March 31, 2014 (commencement of operations) through April 30, 2014.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
13

Credit Suisse Volaris US Strategies Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout the Period)

For the Period Ended April 30, 2014 (unaudited)[1]
Per share data
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.02)
Net gain on investments and written options (both realized and unrealized)	0.08
Total from investment operations	0.06
Net asset value, end of period	$10.06
Total return[3]	0.60%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,010
Ratio of net expenses to average net assets	2.30%[4]
Ratio of net investment loss to average net assets	(2.28)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.67%[4]
Portfolio turnover rate	0%

1  For the period March 31, 2014 (commencement of operations) through April 30, 2014.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
14

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements
April 30, 2014 (unaudited)

Note 1. Organization

Credit Suisse Volaris US Strategies Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company seeks total return. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995. The Fund commenced operations on March 31, 2014.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps

15

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. The forward contracts are valued at the net of the present value and the spot rate and are generally categorized as Level 2. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Fund's Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

16

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund's assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$28,124,724	$—	$28,124,724
Options Purchased	1,074,743	—	—	1,074,743
Short-term Investment	—	4,273,000	—	4,273,000
Other Financial Instrument*
Written Options	(1,755,066)	—	—	(1,755,066)
	$(680,323)	$32,397,724	$—	$31,717,401

*Other financial instruments include written options, at value.

The Fund follows Financial Accounting Standards Board ("FASB") amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended April 30, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. For the period ended April 30, 2014, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Values of Derivative Instruments as of April 30, 2014

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts	Purchased options, at value	$1,074,743	Outstanding written options, at value	$1,755,066	*

*Written options are reported at market value.

17

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

Effect of Derivative Instruments on the Statement of Operations

	Location	Realized Gain (Loss)	Location	Net Unrealized Appreciation (Depreciation)
Equity Contracts	Net realized loss from written options	$(115,279)	Net change in unrealized appreciation (depreciation) from written options	$692,078

The notional amounts of written options at each month end throughout the reporting period averaged approximately 9.7% of net assets of the Fund.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/ EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends,

18

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) OPTION CONTRACTS — The Fund will enter into options contracts to gain exposure to risk volatility based assets. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for

19

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

written options which are exercised or closed are deducted from the cost or added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. At April 30, 2014, the Fund had the following written options and the amount of restricted cash held at brokers was $884,907:

Number of Contracts	Call Written Options	Expiration Date	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
13	S&P 500 Index, Strike @ $1,840	05/02/14	$36,195	$(58,357)	$(22,162)
8	S&P 500 Index, Strike @ $1,845	05/02/14	23,330	(32,016)	(8,686)
78	S&P 500 Index, Strike @ $1,915	05/02/14	79,273	(1,560)	77,713
7	S&P 500 Index, Strike @ $1,830	05/17/14	22,605	(39,200)	(16,595)
11	S&P 500 Index, Strike @ $1,835	05/17/14	35,631	(55,880)	(20,249)
17	S&P 500 Index, Strike @ $1,850	05/17/14	55,792	(65,450)	(9,658)
44	S&P 500 Index, Strike @ $1,900	05/17/14	77,225	(36,520)	40,705
9	S&P 500 Index, Strike @ $1,820	05/23/14	32,996	(59,400)	(26,404)
2	S&P 500 Index, Strike @ $1,840	05/23/14	6,826	(9,650)	(2,824)
10	S&P 500 Index, Strike @ $1,850	05/23/14	24,342	(42,100)	(17,758)
83	S&P 500 Index, Strike @ $1,900	05/23/14	106,634	(86,984)	19,650
85	S&P 500 Index, Strike @ $1,900	05/30/14	84,933	(116,450)	(31,517)
15	S&P 500 Index, Strike @ $1,815	06/21/14	69,738	(118,050)	(48,312)
44	S&P 500 Index, Strike @ $1,930	06/21/14	71,465	(40,040)	31,425
45	S&P 500 Index, Strike @ $1,880	07/19/14	107,631	(179,190)	(71,559)
					$(106,231)
Number of Contracts	Put Written Options	Expiration Date	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
14	S&P 500 Index, Strike @ $1,835	05/02/14	$40,055	$(700)	$39,355
12	S&P 500 Index, Strike @ $1,870	05/02/14	27,351	(3,840)	23,511
44	S&P 500 Index, Strike @ $1,750	05/17/14	27,025	(3,960)	23,065
18	S&P 500 Index, Strike @ $1,860	05/17/14	47,025	(18,270)	28,755
7	S&P 500 Index, Strike @ $1,865	05/17/14	16,256	(8,540)	7,716
34	S&P 500 Index, Strike @ $1,880	05/17/14	85,743	(58,480)	27,263
83	S&P 500 Index, Strike @ $1,800	05/23/14	146,826	(35,275)	111,551
17	S&P 500 Index, Strike @ $1,875	05/23/14	37,607	(38,136)	(529)
85	S&P 500 Index, Strike @ $1,800	05/30/14	104,908	(53,550)	51,358
85	S&P 500 Index, Strike @ $1,730	06/21/14	198,357	(58,735)	139,622

20

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

Number of Contracts	Put Written Options	Expiration Date	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
44	S&P 500 Index, Strike @ $1,780	06/21/14	$81,585	$(45,628)	$35,957
1	S&P 500 Index, Strike @ $1,850	06/21/14	4,252	(2,305)	1,947
12	S&P 500 Index, Strike @ $1,855	06/21/14	49,311	(31,080)	18,231
134	S&P 500 Index, Strike @ $1,865	06/21/14	592,844	(385,920)	206,924
2	S&P 500 Index, Strike @ $1,880	06/21/14	8,698	(6,800)	1,898
45	S&P 500 Index, Strike @ $1,750	07/19/14	144,685	(63,000)	81,685
					$798,309
Net Unrealized Appreciation (Depreciation)					$692,078

For the period ended April 30, 2014, transactions for written options on securities, interest rate swaps and futures were as follows:

	Number of Contracts	Premium Received
Written Options, outstanding as of October 31, 2013	0	$0
Options written	1,481	2,979,411
Options closed	(365)	(519,473)
Options exercised	—	—
Options expired	(8)	(12,794)
Written Options, outstanding as of April 30, 2014	1,108	$2,447,144

H) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the period ended April 30, 2014, there were no securities out on loan. Securities lending income is accrued as earned.

I) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss

21

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

J) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2014, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the period ended April 30, 2014, investment advisory fees earned and voluntarily waived and reimbursed were $20,435 and $34,181, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2015. Credit Suisse contractually waives fees and reimburses expenses so that the Fund's annual operating expenses will not exceed 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares, and 2.30% of the Fund's average daily net assets for Class C shares.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the period ended

22

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

April 30, 2014, co-administrative services fees earned by Credit Suisse were $1,839.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the period ended April 30, 2014, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $5,841.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the period ended April 30, 2014, the Fund paid Rule 12b-1 distribution fees of $204 for Class A shares and $818 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from the Fund. For the period ended April 30, 2014, the Fund had no reimbursement to Credit Suisse.

For the period ended April 30, 2014, CSSU and its affiliates advised the Fund, that there was no retained commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the period ended April 30, 2014, there was no services incurred by the Fund.

Offering costs, including initial registration cost, were deferred and will be charged to expenses over the Fund's first 12 months of operation. For the period ended April 30, 2014, $15,421 has been expensed to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), in an aggregated amount of $20 million for temporary or emergency purposes with SSB. Under the terms of the Credit

23

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 4. Line of Credit

Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2014, and during the period ended April 30, 2014, the Fund had no borrowings outstanding under the Credit Facility.

On May 20, 2014, the Board approved to increase the credit facility from $20 million to $200 million effective June 4, 2014.

Note 5. Purchases and Sales of Securities

For the period ended April 30, 2014, purchases and sales of investment securities (excluding short-term investments) were $0 and $0, respectively.

At April 30, 2014, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$33,864,151
Unrealized appreciation	$69,339
Unrealized depreciation	(461,023)
Net unrealized appreciation (depreciation)	$(391,684)

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Period Ended April 30, 2014 (unaudited)[1]
	Shares	Value
Shares sold	2,300,000	$23,000,000
Net increase	2,300,000	$23,000,000

24

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 6. Capital Share Transactions

	Class A
	For the Period Ended April 30, 2014 (unaudited)[1]
	Shares	Value
Shares sold	100,000	$1,000,000
Net increase	100,000	$1,000,000
	Class C
	For the Period Ended April 30, 2014 (unaudited)[1]
	Shares	Value
Shares sold	100,400	$1,004,000
Net increase	100,400	$1,004,000

1  For the period March 31, 2014 (commencement of operations) through April 30, 2014.

On April 30, 2014, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	1	*	100%
Class A	1	*	100%
Class C	1	*	100%

*This includes the seed money from Merchant Holdings, Inc., an affiliate of Credit Suisse.

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia charging Credit Suisse AG

25

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 8. Other Matters

("CSAG") with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign accounts for U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange Commission (the "Commission") on February 21, 2014 to resolve an investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Fund was named in the Plea Agreement (as

26

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2014 (unaudited)

Note 8. Other Matters

defined below) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Fund, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Fund.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment companies, such as the Fund. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Fund, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or non-U.S. regulatory or enforcement agencies as having been responsible for the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Fund that Credit Suisse and CSSU believe the Settlements will not have any material impact on the Fund or on the ability of Credit Suisse or CSSU to perform services for the Fund.

27

Credit Suisse Volaris US Strategies Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

28

Credit Suisse Volaris US Strategies Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of March 31, 2014.

29

Credit Suisse Volaris US Strategies Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

30

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  VUS-SAR-0414

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)      Not applicable.

(a)(2)      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)      Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	July 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	July 1, 2014

/s/ Bruce S. Rosenberg
Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	July 1, 2014